UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21076

PIMCO Municipal Income Fund II

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

David C. Sullivan

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (844) 337-4626

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

PIMCO CLOSED-END FUNDS

Semiannual Report

June 30, 2021

PIMCO Municipal Income Fund | PMF | NYSE

PIMCO Municipal Income Fund II | PML | NYSE

PIMCO Municipal Income Fund III | PMX | NYSE

PIMCO California Municipal Income Fund | PCQ | NYSE

PIMCO California Municipal Income Fund II | PCK | NYSE

PIMCO California Municipal Income Fund III | PZC | NYSE

PIMCO New York Municipal Income Fund | PNF | NYSE

PIMCO New York Municipal Income Fund II | PNI | NYSE

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, pimco.com/literature, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by visiting pimco.com/edelivery or by contacting your financial intermediary, such as a broker-dealer or bank.

You may elect to receive all future reports in paper free of charge. If you own these shares through a financial intermediary, such as a broker-dealer or bank, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 844.337.4626. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Fund or to all funds held in your account if you invest through a financial intermediary, such as a broker-dealer or bank.

		Page

Letter from the Chair of the Board & President		2

Important Information About the Funds		4

Financial Highlights		16

Statements of Assets and Liabilities		22

Statements of Operations		24

Statements of Changes in Net Assets		26

Statements of Cash Flows		29

Notes to Financial Statements		59

Glossary		78

Distribution Information		79

Changes to Boards of Trustees		81

Approval of Investment Management Agreement		82

Fund	Fund Summary	Schedule of Investments

PIMCO Municipal Income Fund	8	31

PIMCO Municipal Income Fund II	9	36

PIMCO Municipal Income Fund III	10	41

PIMCO California Municipal Income Fund	11	46

PIMCO California Municipal Income Fund II	12	49

PIMCO California Municipal Income Fund III	13	52

PIMCO New York Municipal Income Fund	14	55

PIMCO New York Municipal Income Fund II	15	57

Letter from the Chair of the Board & President

Dear Shareholder,

We hope that you and your family are remaining safe and healthy during these challenging times. We continue to work tirelessly to navigate markets and manage the assets that you have entrusted with us. Following this letter is the PIMCO Closed-End Funds Semiannual Report, which covers the six-month reporting period ended June 30, 2021. On the subsequent pages, you will find specific details regarding investment results and a discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended June 30, 2021

The global economy was severely impacted by the repercussions related to the COVID-19 pandemic (“COVID-19”). Looking back, fourth quarter 2020 U.S. annualized gross domestic product (“GDP”) growth was 4.3%. The economy gained momentum during the first quarter of 2021 as GDP growth in the U.S. was 6.3%. Finally, the Commerce Department’s initial estimate for second quarter annualized GDP growth — released after the reporting period ended — was 6.5%.

Despite improving economic data and inflationary concerns, the Federal Reserve (the “Fed”) maintained its accommodative monetary policy. This included keeping the federal funds rate at an all-time low of a range between 0.00% and 0.25%, as well as continuing to purchase at least $80 billion a month of Treasury securities and $40 billion a month of agency mortgage-backed securities. However, at its June 2021 meeting, the Fed pushed forward its forecast for the first rate hikes. The central bank now expects two interest rate increases by the end of 2023, compared to 2024 in its March 2021 update. In addition, while Fed Chair Jerome Powell said it would begin discussing a scaling back of bond purchases, he maintained his view on inflation, saying, “As these transitory supply effects abate, inflation is expected to drop back toward our longer-run goal.” He also said that any discussion of raising rates was “highly premature.”

Economies outside the U.S. also continued to be impacted by COVID-19. In its April 2021 World Economic Outlook Update, the International Monetary Fund (“IMF”) said it expects U.S. GDP growth to be 6.4% in 2021, compared to a 3.5% contraction in 2020. Elsewhere, the IMF expects 2021 GDP growth in the eurozone, U.K. and Japan will be 4.4%, 5.3% and 3.3%, respectively. For comparison purposes, the GDP of these economies was projected to be -6.6%, -9.9% and -4.8%, respectively, in 2020.

Central banks outside the U.S. also maintained their aggressive actions to support their economies. The European Central Bank (the “ECB”) kept rates at an all-time low. It also continued to purchase bonds and, in June 2021, vowed to increase its purchases at a significantly higher pace than earlier in the year. Finally, in July 2021, after the reporting period ended, the ECB announced its first strategy review since 2003, which included a 2% inflation target over the medium term, versus its previous target for inflation that was below but close to 2%. Elsewhere, the Bank of England held its key lending rate at a record low of 0.10% and continued its bond buying program. In June 2021, the central bank said it did not expect to raise rates until there was clear evidence that significant progress was being made in eliminating spare capacity and achieving its 2% inflation target. Finally, the Bank of Japan maintained its short-term interest rate at -0.10%, while increasing the target for its holdings of corporate bonds. In June 2021, it extended the September deadline for its COVID-19-relief program by at least six months.

Both short- and long-term U.S. Treasury yields moved higher, albeit from very low levels, during the reporting period. The yield on the benchmark 10-year U.S. Treasury note was 1.45% at the end of the reporting period, versus 0.93% on December 31, 2020. The Bloomberg Barclays Global Treasury Index (USD Hedged), which tracks fixed-rate, local currency government debt of investment grade countries, including both developed and emerging markets, returned -2.02%. Meanwhile, the Bloomberg Barclays Global Aggregate Credit Index (USD Hedged), a widely used index of global investment grade credit bonds, returned -1.04%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, produced mixed returns. The ICE BofAML Developed Markets High Yield Constrained Index (USD Hedged), a widely used index of below-investment-grade bonds, returned 3.65%, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (USD

2	PIMCO CLOSED-END FUNDS

Hedged), returned -1.00%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned -3.38%.

The municipal (or “muni”) market experienced periods of volatility. All told, the Bloomberg Barclays Municipal Bond Index gained 1.06% during the six months ended June 30, 2021. Despite posting positive returns during five of the six months of the period, a large portion of the muni market’s gains were lost in February 2021 when longer-term yields moved sharply higher.

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Closed-End Funds investments, please contact your financial advisor, or call the Funds’ shareholder servicing agent at (844) 33-PIMCO. We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely,

Deborah A. DeCotis	Eric D. Johnson
Chair of the Board of Trustees	President

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	JUNE 30, 2021	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. A Fund may lose money as a result of movement in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, are at or near historically low levels. Thus, bond funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. In addition, in the current low interest rate environment, the market price of the Funds’ common shares may be particularly sensitive to changes in interest rates or the perception that there will be a change in interest rates. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for the Funds’ compliance calculations, including those used in the Funds’ prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. Each Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from other countries, each with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s withdrawal from the European Union may impact Fund returns. The withdrawal may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

The Funds may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. The transition may result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. The transition may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

4	PIMCO CLOSED-END FUNDS

Investing in the municipal bond market involves the risks of investing in debt securities generally and certain other risks. The amount of public information available about the municipal bonds in which a Fund may invest is generally less than that for corporate equities or bonds, and the investment performance of a Fund’s investment in municipal bonds may therefore be more dependent on the analytical abilities of PIMCO than its investments in taxable bonds. The secondary market for municipal bonds also tends to be less well-developed or liquid than many other securities markets, which may adversely affect a Fund’s ability to sell its bonds at attractive prices.

The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns, by litigation, legislation or political events, or by the bankruptcy of the issuer. Issuers of municipal securities also might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled.

A fund that has substantial exposures to California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Certain issuers of California municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain California issuers to pay principal or interest on their obligations. Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

A fund that has substantial exposures to New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. While New York’s economy is broad, it does have concentrations in the financial services industry, and may be sensitive to economic problems affecting that industry. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty, it may have an adverse effect on New York municipal bonds held by a Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

The common shares of the Funds trade on the New York Stock Exchange. As with any stock, the price of a Fund’s common shares will fluctuate with market conditions and other factors. If you sell your common shares of a Fund, the price received may be more or less than your original investment.

Shares of closed-end investment management companies, such as the Funds, frequently trade at a discount from their net asset value (“NAV”) and may trade at a price that is less than the initial offering price and/or the NAV of such shares. Further, if a Fund’s shares trade at a price that is more than the initial offering price and/or the NAV of such shares, including at a substantial premium and/or for an extended period of time, there is no assurance that any such premium will be sustained for any period of time and will not decrease, or that the shares will not trade at a discount to NAV thereafter.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

On each Fund Summary page in this Shareholder Report, the Average Annual Total Return table measures performance assuming that any dividend and capital gain distributions were reinvested. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total return for a period of more than one year represents the average annual total return. Performance at market price will differ from results at NAV. Although market price returns tend to reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about a Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends. Performance shown is net of fees and expenses. Historical NAV performance for a Fund may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The dividend rate that a Fund pays on its common shares may vary as portfolio and market conditions change, and will depend on a number of factors, including without limit the amount of a Fund’s undistributed

SEMIANNUAL REPORT	|	JUNE 30, 2021	5

Important Information About the Funds	(Cont.)

net investment income and net short- and long-term capital gains, as well as the costs of any leverage obtained by a Fund. As portfolio and market conditions change, the rate of distributions on the common shares and a Fund’s dividend policy could change. There can be no assurance that a change in market conditions or other factors will not result in a change in a Fund distribution rate or that the rate will be sustainable in the future.

The following table discloses the commencement of operations and diversification status of each Fund:

Fund Name	Commencement of Operations	Diversification Status
PIMCO Municipal Income Fund	06/29/01	Diversified
PIMCO Municipal Income Fund II	06/28/02	Diversified
PIMCO Municipal Income Fund III	10/31/02	Diversified
PIMCO California Municipal Income Fund	06/29/01	Diversified
PIMCO California Municipal Income Fund II	06/28/02	Diversified
PIMCO California Municipal Income Fund III	10/31/02	Diversified
PIMCO New York Municipal Income Fund	06/29/01	Non-diversified
PIMCO New York Municipal Income Fund II	06/28/02	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The Trustees are responsible generally for overseeing the management of the Funds. The Trustees authorize the Funds to enter into service agreements with the Manager and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus or Statement of Additional Information (“SAI”), any press release or shareholder report, any contracts filed as exhibits to a Fund’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of a Fund creates a contract between or among any shareholders of a Fund, on the one hand, and the Fund, a service provider to the Fund, and/or the Trustees or officers of the Fund, on the other hand. The Trustees (or the Funds and their officers, service providers or other delegates acting under authority of the Trustees) may amend its most recent or use a new prospectus or SAI with respect to a Fund, adopt and disclose new or amended policies and other changes in press releases and shareholder reports and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement was specifically disclosed in a Fund’s prospectus, SAI or shareholder report and is otherwise still in effect.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Funds at (844) 33-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (844) 33-PIMCO. Prior to its use of Form N-PORT, each Fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

The SEC has adopted a rule that allows shareholder reports to be delivered to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may elect to receive all reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Fund or to all funds held in the investor’s account if invested through a financial intermediary, such as a broker-dealer or bank.

In April 2020, the SEC adopted amended rules modifying the registration, communications, and offering processes for registered closed-end funds and interval funds. Among other things, the amendments will: (1) permit qualifying closed-end funds to use a short-form registration statement to offer securities in eligible transactions and certain funds to qualify as Well Known Seasoned Issuers; (2) permit interval funds to pay registration fees based on net issuance of shares in a manner similar to mutual funds; (3) require closed-end funds and interval funds to include additional disclosures in their annual reports; and (4) require certain information to be filed in interactive data format. The new rules have phased compliance and effective dates,

6	PIMCO CLOSED-END FUNDS

with some requirements requiring compliance starting August 1, 2020 and others requiring compliance as late as February 1, 2023.

In October 2020, the SEC adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, and after an eighteen-month transition period, the rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements.

These requirements may limit the ability of the Funds to use derivatives and reverse repurchase agreements and similar financing transactions as part of their investment strategies and may increase the cost of the Funds’ investments and cost of doing business, which could adversely affect investors.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Investment Company Act of 1940 (the “Act”) without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also included the rescission of certain exemptive relief after a one-year transition period from the SEC and guidance from the SEC staff for funds to invest in other funds. The impact that these changes may have on the Funds is uncertain.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition will apply in all contexts under the Act. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. The impact of the new rule on the Funds is uncertain at this time.

SEMIANNUAL REPORT	|	JUNE 30, 2021	7

PIMCO Municipal Income Fund

Symbol on NYSE - PMF

Allocation Breakdown as of June 30, 2021†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	24.3%

Highway Revenue Tolls	9.3%

Tobacco Settlement Funded	6.3%

Natural Gas Revenue	6.3%

Miscellaneous Revenue	6.2%

Ad Valorem Property Tax	5.3%

Sales Tax Revenue	5.0%

Electric Power & Light Revenue	4.1%

Industrial Revenue	3.8%

Sewer Revenue	3.6%

Miscellaneous Taxes	3.1%

Special Assessment	3.0%

Appropriations	2.5%

Port, Airport & Marina Revenue	2.4%

College & University Revenue	2.4%

Transit Revenue	1.9%

Lease Revenue	1.7%

Local or Guaranteed Housing	1.4%

Nuclear Revenue	1.1%

Other	6.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information as of (June 30, 2021)(1)

Market Price	$14.92

NAV	$13.51

Premium/(Discount) to NAV	10.44%

Market Price Distribution Rate(2)	4.34%

NAV Distribution Rate(2)	4.80%

Total Effective Leverage(3)	41%

Average Annual Total Return(1) for the period ended June 30, 2021

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/29/01)
Market Price	10.28%	16.34%	2.71%	7.75%	6.80%
NAV	4.72%	12.00%	5.31%	8.79%	7.02%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to the revenue segment contributed to performance, as the segment outperformance the general municipal market.

»	Exposure to the industrial revenue sector contributed to performance, as the segment outperformed the general municipal market.

»	Exposure to the healthcare sector contributed to performance, as the sector outperformed the general municipal market.

»	Duration positioning detracted from performance, as municipal rates increased.

8	PIMCO CLOSED-END FUNDS

PIMCO Municipal Income Fund II

Symbol on NYSE - PML

Allocation Breakdown as of June 30, 2021†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	20.4%

Highway Revenue Tolls	10.7%

Tobacco Settlement Funded	7.4%

Natural Gas Revenue	7.0%

Sales Tax Revenue	5.3%

Ad Valorem Property Tax	5.3%

College & University Revenue	4.6%

Sewer Revenue	4.5%

Miscellaneous Revenue	3.6%

Lease Revenue	3.3%

Industrial Revenue	3.0%

Miscellaneous Taxes	2.9%

Electric Power & Light Revenue	2.8%

Appropriations	2.5%

Port, Airport & Marina Revenue	2.4%

Water Revenue	1.8%

Transit Revenue	1.8%

Local or Guaranteed Housing	1.6%

Lease (Appropriation)	1.1%

Income Tax Revenue	1.1%

Lease (Non-Terminable)	1.1%

Other	5.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information as of (June 30, 2021)(1)

Market Price	$15.08

NAV	$12.61

Premium/(Discount) to NAV	19.59%

Market Price Distribution Rate(2)	4.69%

NAV Distribution Rate(2)	5.61%

Total Effective Leverage(3)	42%

Average Annual Total Return(1) for the period ended June 30, 2021

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/28/02)
Market Price	8.14%	18.13%	7.65%	10.28%	6.76%
NAV	4.46%	11.78%	5.77%	8.75%	6.15%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to the revenue segment contributed to performance, as the segment outperformed the general municipal market.

»	Exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the special tax sector contributed to performance, as the sector outperformed the general municipal market.

»	Duration positioning detracted from performance, as municipal rates increased.

SEMIANNUAL REPORT	|	JUNE 30, 2021	9

PIMCO Municipal Income Fund III

Symbol on NYSE - PMX

Allocation Breakdown as of June 30, 2021†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	19.5%

Highway Revenue Tolls	7.8%

Natural Gas Revenue	7.3%

College & University Revenue	6.1%

Sales Tax Revenue	5.7%

Tobacco Settlement Funded	5.6%

Ad Valorem Property Tax	5.4%

Sewer Revenue	5.0%

Electric Power & Light Revenue	4.2%

Water Revenue	4.2%

Miscellaneous Revenue	3.4%

Industrial Revenue	3.4%

Appropriations	3.1%

Port, Airport & Marina Revenue	2.2%

Transit Revenue	2.1%

Local or Guaranteed Housing	1.9%

Lease Revenue	1.7%

Income Tax Revenue	1.7%

Fuel Sales Tax Revenue	1.6%

General Fund	1.2%

Nuclear Revenue	1.2%

Miscellaneous Taxes	1.1%

Other	4.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information as of (June 30, 2021)(1)

Market Price	$13.07

NAV	$11.59

Premium/(Discount) to NAV	12.77%

Market Price Distribution Rate(2)	4.22%

NAV Distribution Rate(2)	4.76%

Total Effective Leverage(3)	41%

Average Annual Total Return(1) for the period ended June 30, 2021

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (10/31/02)
Market Price	12.51%	19.47%	6.32%	8.98%	6.21%
NAV	4.52%	11.70%	5.79%	9.24%	6.02%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund III’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to the revenue segment contributed to performance, as the segment outperformed the general municipal market.

»	Exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the healthcare sector contributed to performance, as the sector outperformed the general municipal market.

»	Duration positioning detracted from performance, as municipal rates increased.

10	PIMCO CLOSED-END FUNDS

PIMCO California Municipal Income Fund

Symbol on NYSE - PCQ

Allocation Breakdown as of June 30, 2021†§

Municipal Bonds & Notes

Ad Valorem Property Tax	20.7%

Health, Hospital & Nursing Home Revenue	17.1%

College & University Revenue	8.8%

Tobacco Settlement Funded	8.0%

Natural Gas Revenue	6.3%

Electric Power & Light Revenue	6.0%

Local or Guaranteed Housing	5.0%

Sales Tax Revenue	4.2%

Lease (Abatement)	4.1%

Port, Airport & Marina Revenue	3.5%

General Fund	2.4%

Water Revenue	2.2%

Sewer Revenue	1.8%

Transit Revenue	1.7%

Miscellaneous Revenue	1.6%

Lease (Non-Terminable)	1.6%

Special Assessment	1.1%

Other	3.9%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information as of (June 30, 2021)(1)

Market Price	$19.05

NAV	$14.29

Premium/(Discount) to NAV	33.31%

Market Price Distribution Rate(2)	4.09%

NAV Distribution Rate(2)	5.46%

Total Effective Leverage(3)	43%

Average Annual Total Return(1) for the period ended June 30, 2021

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/29/01)
Market Price	8.35%	24.71%	8.09%	10.43%	7.79%
NAV	2.85%	9.60%	5.11%	8.64%	6.89%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to the revenue segment contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the special tax sector contributed to performance, as the sector outperformed the general municipal market.

»	Duration positioning detracted from performance, as municipal yields increased.

SEMIANNUAL REPORT	|	JUNE 30, 2021	11

PIMCO California Municipal Income Fund II

Symbol on NYSE - PCK

Allocation Breakdown as of June 30, 2021†§

Municipal Bonds & Notes

Ad Valorem Property Tax	23.8%

Health, Hospital & Nursing Home Revenue	15.5%

Natural Gas Revenue	8.8%

Tobacco Settlement Funded	6.9%

Local or Guaranteed Housing	5.6%

Electric Power & Light Revenue	5.4%

College & University Revenue	4.6%

Sewer Revenue	4.3%

General Fund	4.0%

Sales Tax Revenue	3.7%

Lease (Abatement)	2.6%

Port, Airport & Marina Revenue	2.5%

Highway Revenue Tolls	2.3%

Miscellaneous Revenue	2.1%

Water Revenue	1.5%

Lease (Non-Terminable)	1.5%

Special Assessment	1.1%

Other	3.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information as of (June 30, 2021)(1)

Market Price	$9.62

NAV	$9.19

Premium/(Discount) to NAV	4.68%

Market Price Distribution Rate(2)	3.99%

NAV Distribution Rate(2)	4.18%

Total Effective Leverage(3)	40%

Average Annual Total Return(1) for the period ended June 30, 2021

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/28/02)
Market Price	8.81%	13.82%	2.63%	7.11%	4.55%
NAV	2.80%	9.98%	5.14%	9.33%	4.99%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to the revenue segment contributed to performance, as the segment outperformed the general municipal market.

»	Exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the healthcare sector contributed to performance, as the sector outperformed the general municipal market.

»	Duration positioning detracted from performance, as municipal rates increased.

12	PIMCO CLOSED-END FUNDS

PIMCO California Municipal Income Fund III

Symbol on NYSE - PZC

Allocation Breakdown as of June 30, 2021†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	21.7%

Ad Valorem Property Tax	19.7%

College & University Revenue	8.4%

Tobacco Settlement Funded	8.3%

Electric Power & Light Revenue	6.1%

Natural Gas Revenue	5.7%

Local or Guaranteed Housing	4.1%

Sales Tax Revenue	3.8%

Port, Airport & Marina Revenue	3.0%

Highway Revenue Tolls	2.5%

General Fund	2.0%

Lease (Abatement)	2.0%

Miscellaneous Revenue	1.9%

Transit Revenue	1.7%

Special Tax	1.6%

Sewer Revenue	1.6%

Special Assessment	1.1%

Water Revenue	1.0%

Other	3.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information as of (June 30, 2021)(1)

Market Price	$11.47

NAV	$10.32

Premium/(Discount) to NAV	11.14%

Market Price Distribution Rate(2)	3.98%

NAV Distribution Rate(2)	4.42%

Total Effective Leverage(3)	42%

Average Annual Total Return(1) for the period ended June 30, 2021

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (10/31/02)
Market Price	14.38%	19.45%	3.91%	8.70%	5.16%
NAV	2.54%	8.82%	4.81%	8.49%	5.01%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund III’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to the revenue segment contributed to performance, as the segment outperformed the general municipal market.

»	Exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the healthcare sector contributed to performance, as the sector outperformed the general municipal market.

»	Duration positioning detracted from performance, as municipal rates increased.

SEMIANNUAL REPORT	|	JUNE 30, 2021	13

PIMCO New York Municipal Income Fund

Symbol on NYSE - PNF

Allocation Breakdown as of June 30, 2021†§

Municipal Bonds & Notes

Income Tax Revenue	14.9%

Water Revenue	9.5%

College & University Revenue	9.3%

Transit Revenue	8.4%

Ad Valorem Property Tax	8.4%

Highway Revenue Tolls	7.2%

Miscellaneous Revenue	7.2%

Health, Hospital & Nursing Home Revenue	7.2%

Tobacco Settlement Funded	6.2%

Sales Tax Revenue	5.2%

Port, Airport & Marina Revenue	3.9%

Lease Revenue	3.8%

Miscellaneous Taxes	3.1%

Industrial Revenue	2.3%

Electric Power & Light Revenue	1.6%

Other	1.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information as of (June 30, 2021)(1)

Market Price	$12.97

NAV	$12.27

Premium/(Discount) to NAV	5.70%

Market Price Distribution Rate(2)	3.89%

NAV Distribution Rate(2)	4.11%

Total Effective Leverage(3)	41%

Average Annual Total Return(1) for the period ended June 30, 2021

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/29/01)
Market Price	13.40%	17.83%	3.45%	8.31%	5.35%
NAV	4.32%	9.82%	4.50%	7.66%	5.36%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to the revenue segment contributed to performance, as the segment outperformed the general municipal market.

»	Exposure to the transportation sector contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the special tax sector contributed to performance, as the sector outperformed the general municipal market.

»	Duration positioning detracted from performance, as municipal rates increased.

14	PIMCO CLOSED-END FUNDS

PIMCO New York Municipal Income Fund II

Symbol on NYSE - PNI

Allocation Breakdown as of June 30, 2021†§

Municipal Bonds & Notes

Income Tax Revenue	10.8%

Health, Hospital & Nursing Home Revenue	10.1%

College & University Revenue	9.9%

Tobacco Settlement Funded	9.4%

Miscellaneous Revenue	7.9%

Port, Airport & Marina Revenue	7.7%

Highway Revenue Tolls	6.5%

Lease (Appropriation)	6.1%

Water Revenue	5.4%

Transit Revenue	4.9%

Sales Tax Revenue	4.4%

Ad Valorem Property Tax	3.7%

Electric Power & Light Revenue	3.0%

Industrial Revenue	2.9%

Lease Revenue	2.3%

Miscellaneous Taxes	1.8%

Local or Guaranteed Housing	1.3%

Other	1.9%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information as of (June 30, 2021)(1)

Market Price	$12.05

NAV	$11.77

Premium/(Discount) to NAV	2.38%

Market Price Distribution Rate(2)	3.99%

NAV Distribution Rate(2)	4.08%

Total Effective Leverage(3)	41%

Average Annual Total Return(1) for the period ended June 30, 2021

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/28/02)
Market Price	13.20%	21.45%	1.54%	7.09%	5.28%
NAV	4.50%	10.61%	4.91%	7.95%	5.54%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to the revenue segment contributed to performance, as the segment outperformed the general municipal market.

»	Exposure to the transportation sector contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the healthcare sector contributed to performance, as the sector outperformed the general municipal market.

»	Duration positioning detracted from performance, as municipal rates increased.

SEMIANNUAL REPORT	|	JUNE 30, 2021	15

Financial Highlights

		Investment Operations		Less Distributions to Preferred Shareholders(c)			Less Distributions to Common Shareholders(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	From Net Investment Income	From Net Realized Capital Gains	Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total	Increase Resulting from Tender of ARPS(c)

PIMCO Municipal Income Fund

01/01/2021 - 06/30/2021+	$13.22	$0.35	$0.26	$0.00	$0.00	$0.61	$(0.32)	$0.00	$0.00	$(0.32)	$0.00

12/31/2020	13.35	0.74	(0.07)	(0.07)	0.00	0.60	(0.65)	(0.08)	0.00	(0.73)	0.00

12/31/2019	12.36	0.81	1.07	(0.16)	0.00	1.72	(0.72)	(0.01)	0.00	(0.73)	0.00

12/31/2018	12.87	0.89	(0.65)	(0.16)	0.00	0.08	(0.72)	0.00	0.00	(0.72)	0.13

12/31/2017	12.44	0.91	0.36	(0.10)	0.00	1.17	(0.74)	0.00	0.00	(0.74)	0.00

12/31/2016	13.26	0.90	(0.68)	(0.06)	0.00	0.16	(0.98)	0.00	0.00	(0.98)	0.00

PIMCO Municipal Income Fund II

01/01/2021 - 06/30/2021+	$12.42	$0.33	$0.21	$0.00	$0.00	$0.54	$(0.35)	$0.00	$0.00	$(0.35)	$0.00

12/31/2020	12.50	0.69	(0.01)	(0.05)	0.00	0.63	(0.71)	0.00	0.00	(0.71)	0.00

12/31/2019	11.62	0.77	1.01	(0.12)	0.00	1.66	(0.78)	0.00	0.00	(0.78)	0.00

12/31/2018	12.13	0.81	(0.57)	(0.13)	0.00	0.11	(0.78)	0.00	0.00	(0.78)	0.16

12/31/2017	11.81	0.81	0.37	(0.08)	0.00	1.10	(0.78)	0.00	0.00	(0.78)	0.00

12/31/2016	12.39	0.79	(0.55)	(0.04)	0.00	0.20	(0.78)	0.00	0.00	(0.78)	0.00

PIMCO Municipal Income Fund III

01/01/2021 - 06/30/2021+	$11.36	$0.29	$0.22	$0.00	$0.00	$0.51	$(0.28)	$0.00	$0.00	$(0.28)	$0.00

12/31/2020	11.34	0.62	0.01	(0.05)	0.00	0.58	(0.55)	(0.01)	0.00	(0.56)	0.00

12/31/2019	10.49	0.72	0.87	(0.12)	0.00	1.47	(0.62)	0.00	0.00	(0.62)	0.00

12/31/2018	11.06	0.76	(0.57)	(0.13)	0.00	0.06	(0.67)	(0.11)	0.00	(0.78)	0.15

12/31/2017	10.67	0.77	0.38	(0.08)	0.00	1.07	(0.68)	0.00	0.00	(0.68)	0.00

12/31/2016	11.13	0.77	(0.44)	(0.04)	0.00	0.29	(0.75)	0.00	0.00	(0.75)	0.00

PIMCO California Municipal Income Fund

01/01/2021 - 06/30/2021+	$14.28	$0.35	$0.05	$0.00	$0.00	$0.40	$(0.39)	$0.00	$0.00	$(0.39)	$0.00

12/31/2020	14.20	0.74	0.20	(0.07)	0.00	0.87	(0.78)	(0.01)	0.00	(0.79)	0.00

12/31/2019	13.32	0.80	1.16	(0.16)	0.00	1.80	(0.92)	0.00	0.00	(0.92)	0.00

12/31/2018	14.20	0.92	(0.94)	(0.17)	0.00	(0.19)	(0.92)	0.00	0.00	(0.92)	0.23

12/31/2017	13.83	0.97	0.43	(0.11)	0.00	1.29	(0.92)	0.00	0.00	(0.92)	0.00

12/31/2016	14.61	0.95	(0.75)	(0.06)	0.00	0.14	(0.92)	0.00	0.00	(0.92)	0.00

PIMCO California Municipal Income Fund II

01/01/2021 - 06/30/2021+	$9.13	$0.20	$0.05	$0.00	$0.00	$0.25	$(0.19)	$0.00	$0.00	$(0.19)	$0.00

12/31/2020	8.98	0.41	0.17	(0.04)	0.00	0.54	(0.38)	(0.01)	0.00	(0.39)	0.00

12/31/2019	8.29	0.50	0.87	(0.10)	0.00	1.27	(0.42)	(0.16)	0.00	(0.58)	0.00

12/31/2018	8.69	0.54	(0.57)	(0.11)	0.00	(0.14)	(0.42)	0.00	0.00	(0.42)	0.16

12/31/2017	8.39	0.60	0.34	(0.07)	0.00	0.87	(0.56)	0.00	(0.01)	(0.57)	0.00

12/31/2016	8.95	0.62	(0.53)	(0.04)	0.00	0.05	(0.61)	0.00	0.00	(0.61)	0.00

PIMCO California Municipal Income Fund III

01/01/2021 - 06/30/2021+	$10.29	$0.26	$0.00	$0.00	$0.00	$0.26	$(0.23)	$0.00	$0.00	$(0.23)	$0.00

12/31/2020	10.20	0.52	0.09	(0.05)	0.00	0.56	(0.46)	(0.01)	0.00	(0.47)	0.00

12/31/2019	9.46	0.56	0.80	(0.11)	0.00	1.25	(0.51)	0.00	0.00	(0.51)	0.00

12/31/2018	9.98	0.64	(0.68)	(0.12)	0.00	(0.16)	(0.54)	0.00	0.00	(0.54)	0.18

12/31/2017	9.67	0.67	0.35	(0.08)	0.00	0.94	(0.63)	0.00	0.00	(0.63)	0.00

12/31/2016	10.31	0.65	(0.53)	(0.04)	0.00	0.08	(0.72)	0.00	0.00	(0.72)	0.00

PIMCO New York Municipal Income Fund

01/01/2021 - 06/30/2021+	$12.01	$0.27	$0.24	$0.00	$0.00	$0.51	$(0.25)	$0.00	$0.00	$(0.25)	$0.00

12/31/2020	12.15	0.60	(0.17)	(0.06)	0.00	0.37	(0.50)	(0.01)	0.00	(0.51)	0.00

12/31/2019	11.29	0.68	0.96	(0.13)	0.00	1.51	(0.65)	0.00	0.00	(0.65)	0.00

12/31/2018	12.06	0.70	(0.77)	(0.13)	0.00	(0.20)	(0.68)	0.00	0.00	(0.68)	0.11

12/31/2017	11.62	0.69	0.51	(0.08)	0.00	1.12	(0.68)	0.00	0.00	(0.68)	0.00

12/31/2016	12.10	0.70	(0.45)	(0.05)	0.00	0.20	(0.68)	0.00	0.00	(0.68)	0.00

16	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Common Share			Ratios/Supplemental Data
				Ratios to Average Net Assets Applicable to Common Shareholders
Net Asset Value End of Year or Period(a)	Market Price End of Year or Period	Total Investment Return(a)(e)	Net Assets Applicable to Common Shareholders End of Year or Period (000s)	Expenses(f)(g)		Expenses Excluding Waivers(f)(g)		Expenses Excluding Interest Expense(f)		Expenses Excluding Interest Expense and Waivers(f)		Net Investment Income (Loss)(f)		Portfolio Turnover Rate

$13.51	$14.92	10.28%	$351,042	1.36	%*	1.36	%*	1.18	%*	1.18	%*	5.44	%*	4%

13.22	13.85	(2.99)	343,020	1.59		1.59		1.23		1.23		5.71		21

13.35	15.10	26.76	345,113	1.92		1.92		1.18		1.18		6.20		16

12.36	12.55	2.22	318,313	1.77		1.77		1.23		1.23		7.16		24

12.87	13.00	(4.44)	330,523	1.37		1.37		1.21		1.21		7.16		12

12.44	14.39	(0.71)	318,473	1.25		1.25		1.18		1.18		6.72		16

$12.61	$15.08	8.14%	$796,053	1.33	%*	1.33	%*	1.09	%*	1.09	%*	5.45	%*	3%

12.42	14.30	(4.81)	782,327	1.59		1.59		1.11		1.11		5.70		20

12.50	15.87	25.88	782,682	2.06		2.06		1.06		1.06		6.25		12

11.62	13.31	7.57	723,713	1.93		1.93		1.13		1.13		6.94		23

12.13	13.18	14.85	751,337	1.30		1.30		1.10		1.10		6.74		12

11.81	12.22	3.90	727,513	1.16		1.16		1.08		1.08		6.27		12

$11.59	$13.07	12.51%	$384,769	1.38	%*	1.38	%*	1.14	%*	1.14	%*	5.25	%*	3%

11.36	11.89	(0.54)	376,741	1.64		1.64		1.18		1.18		5.57		25

11.34	12.58	19.03	374,805	2.04		2.04		1.14		1.14		6.48		14

10.49	11.14	3.39	345,557	1.89		1.89		1.19		1.19		7.11		25

11.06	11.58	8.19	363,063	1.39		1.39		1.19		1.19		7.07		14

10.67	11.37	5.33	349,423	1.23		1.23		1.13		1.13		6.80		9

$14.29	$19.05	8.35%	$269,984	1.45	%*	1.45	%*	1.19	%*	1.19	%*	5.12	%*	1%

14.28	17.98	(4.94)	269,561	1.67		1.67		1.22		1.22		5.28		15

14.20	19.86	29.47	267,390	2.09		2.09		1.18		1.18		5.75		16

13.32	16.15	(0.66)	250,306	2.10		2.10		1.23		1.23		6.80		29

14.20	17.28	16.74	266,019	1.60		1.60		1.21		1.21		6.86		13

13.83	15.68	5.96	258,476	1.29		1.29		1.17		1.17		6.49		15

$9.19	$9.62	8.81%	$295,711	1.42	%*	1.42	%*	1.21	%*	1.21	%*	4.51	%*	2%

9.13	9.03	(5.58)	293,591	1.62		1.62		1.23		1.23		4.68		19

8.98	10.00	36.01	288,138	1.99		1.99		1.18		1.18		5.61		16

8.29	7.83	(19.01)	265,245	1.88		1.88		1.29		1.29		6.51		37

8.69	10.17	17.31	277,787	1.49		1.49		1.24		1.24		6.94		14

8.39	9.20	(1.58)	267,645	1.37		1.37		1.22		1.22		6.84		20

$10.32	$11.47	14.38%	$231,265	1.44	%*	1.44	%*	1.19	%*	1.19	%*	5.17	%*	2%

10.29	10.25	(5.89)	230,271	1.68		1.68		1.23		1.23		5.13		13

10.20	11.41	25.66	227,745	2.12		2.12		1.20		1.20		5.59		16

9.46	9.53	(3.49)	210,974	2.13		2.13		1.25		1.25		6.70		21

9.98	10.44	(2.46)	221,976	1.65		1.65		1.23		1.23		6.77		9

9.67	11.34	1.27	214,646	1.33		1.33		1.19		1.19		6.31		15

$12.27	$12.97	13.40%	$96,150	1.31	%*	1.31	%*	1.21	%*	1.21	%*	4.67	%*	7%

12.01	11.68	(11.51)	94,059	1.52		1.52		1.23		1.23		5.13		26

12.15	13.80	24.04	95,010	1.97		1.97		1.19		1.19		5.74		25

11.29	11.70	(2.90)	87,913	1.81		1.81		1.27		1.27		6.11		22

12.06	12.78	13.44	93,564	1.55		1.55		1.30		1.30		5.73		22

11.62	11.91	5.71	89,825	1.36		1.36		1.25		1.25		5.69		10

SEMIANNUAL REPORT	|	JUNE 30, 2021	17

Financial Highlights	(Cont.)

		Investment Operations		Less Distributions to Preferred Shareholders(c)			Less Distributions to Common Shareholders(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	From Net Investment Income	From Net Realized Capital Gains	Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total	Increase Resulting from Tender of ARPS(c)

PIMCO New York Municipal Income Fund II

01/01/2021 - 06/30/2021+	$11.50	$0.24	$0.27	$0.00	$0.00	$0.51	$(0.24)	$0.00	$0.00	$(0.24)	$0.00

12/31/2020	11.59	0.56	(0.12)	(0.05)	0.00	0.39	(0.48)	0.00	0.00	(0.48)	0.00

12/31/2019	10.67	0.63	0.93	(0.13)	0.00	1.43	(0.51)	0.00	0.00	(0.51)	0.00

12/31/2018	11.17	0.71	(0.73)	(0.15)	0.00	(0.17)	(0.57)	0.00	(0.04)	(0.61)	0.28

12/31/2017	10.71	0.72	0.46	(0.10)	0.00	1.08	(0.60)	0.00	(0.02)	(0.62)	0.00

12/31/2016	11.41	0.72	(0.57)	(0.05)	0.00	0.10	(0.76)	0.00	(0.04)	(0.80)	0.00

18	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Common Share			Ratios/Supplemental Data
				Ratios to Average Net Assets Applicable to Common Shareholders
Net Asset Value End of Year or Period(a)	Market Price End of Year or Period	Total Investment Return(a)(e)	Net Assets Applicable to Common Shareholders End of Year or Period (000s)	Expenses(f)(g)		Expenses Excluding Waivers(f)(g)		Expenses Excluding Interest Expense(f)		Expenses Excluding Interest Expense and Waivers(f)		Net Investment Income (Loss)(f)		Portfolio Turnover Rate

$11.77	$12.05	13.20%	$131,795	1.58	%*	1.58	%*	1.31	%*	1.31	%*	4.32	%*	6%

11.50	10.87	(5.82)	128,709	1.84		1.84		1.35		1.35		4.97		22

11.59	12.07	20.57	129,596	2.16		2.16		1.27		1.27		5.62		17

10.67	10.47	(7.67)	119,014	2.15		2.15		1.40		1.40		6.64		24

11.17	12.00	5.77	124,295	1.63		1.63		1.35		1.35		6.51		16

10.71	11.98	3.28	118,817	1.42		1.42		1.33		1.33		6.22		20

SEMIANNUAL REPORT	|	JUNE 30, 2021	19

Financial Highlights	(Cont.)

Ratios/Supplemental Data

	ARPS				VMTP
Selected Per Share Data for the Year or Period Ended^:	Total Amount Outstanding	Asset Coverage per Preferred Share(1)	Involuntary Liquidating Preference per Preferred Share(2)	Average Market Value per ARPS(3)	Total Amount Outstanding	Asset Coverage per Preferred Share(1)	Involuntary Liquidating Preference per Preferred Share(2)	Average Market Value per VMTP(4)

PIMCO Municipal Income Fund
01/01/2021 - 06/30/2021+	$166,700,000	$71,185	$25,000	N/A	$23,300,000	$284,740	$100,000	N/A
12/31/2020	166,700,000	70,133	25,000	N/A	23,300,000	280,530	100,000	N/A
12/31/2019	166,700,000	70,395	25,000	N/A	23,300,000	281,580	100,000	N/A
12/31/2018	166,700,000	66,868	25,000	N/A	23,300,000	267,440	100,000	N/A
12/31/2017	190,000,000	68,475	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2016	190,000,000	66,896	25,000	N/A	N/A	N/A	100,000	N/A

PIMCO Municipal Income Fund II
01/01/2021 - 06/30/2021+	$298,275,000	$79,223	$25,000	N/A	$68,700,000	$316,890	$100,000	N/A
12/31/2020	298,275,000	78,293	25,000	N/A	68,700,000	313,170	100,000	N/A
12/31/2019	298,275,000	78,308	25,000	N/A	68,700,000	313,230	100,000	N/A
12/31/2018	298,275,000	74,285	25,000	N/A	68,700,000	297,110	100,000	N/A
12/31/2017	367,000,000	76,136	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2016	367,000,000	74,548	25,000	N/A	N/A	N/A	100,000	N/A

PIMCO Municipal Income Fund III
01/01/2021 - 06/30/2021+	$154,700,000	$75,888	$25,000	N/A	$34,300,000	$303,550	$100,000	N/A
12/31/2020	154,700,000	74,833	25,000	N/A	34,300,000	299,330	100,000	N/A
12/31/2019	154,700,000	74,565	25,000	N/A	34,300,000	298,260	100,000	N/A
12/31/2018	154,700,000	70,693	25,000	N/A	34,300,000	282,740	100,000	N/A
12/31/2017	189,000,000	73,007	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2016	189,000,000	71,211	25,000	N/A	N/A	N/A	100,000	N/A

PIMCO California Municipal Income Fund
01/01/2021 - 06/30/2021+	$120,625,000	$70,013	$25,000	N/A	$29,300,000	$280,050	$100,000	N/A
12/31/2020	120,625,000	69,948	25,000	N/A	29,300,000	279,790	100,000	N/A
12/31/2019	120,625,000	69,580	25,000	N/A	29,300,000	278,320	100,000	N/A
12/31/2018	120,625,000	66,725	25,000	N/A	29,300,000	266,870	100,000	N/A
12/31/2017	150,000,000	69,320	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2016	150,000,000	68,070	25,000	N/A	N/A	N/A	100,000	N/A

PIMCO California Municipal Income Fund II
01/01/2021 - 06/30/2021+	$128,675,000	$70,353	$25,000	N/A	$34,300,000	$281,410	$100,000	N/A
12/31/2020	128,675,000	70,035	25,000	N/A	34,300,000	280,140	100,000	N/A
12/31/2019	128,675,000	69,188	25,000	N/A	34,300,000	276,750	100,000	N/A
12/31/2018	128,675,000	65,675	25,000	N/A	34,300,000	262,670	100,000	N/A
12/31/2017	163,000,000	67,590	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2016	163,000,000	66,042	25,000	N/A	N/A	N/A	100,000	N/A

PIMCO California Municipal Income Fund III
01/01/2021 - 06/30/2021+	$97,875,000	$71,253	$25,000	N/A	$27,100,000	$285,010	$100,000	N/A
12/31/2020	97,875,000	71,063	25,000	N/A	27,100,000	284,250	100,000	N/A
12/31/2019	97,875,000	70,545	25,000	N/A	27,100,000	282,180	100,000	N/A
12/31/2018	97,875,000	67,188	25,000	N/A	27,100,000	268,720	100,000	N/A
12/31/2017	125,000,000	69,379	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2016	125,000,000	67,922	25,000	N/A	N/A	N/A	100,000	N/A

PIMCO New York Municipal Income Fund
01/01/2021 - 06/30/2021+	$41,025,000	$83,593	$25,000	N/A	N/A	N/A	$100,000	N/A
12/31/2020	41,025,000	82,318	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2019	41,025,000	82,875	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2018	41,025,000	78,545	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2017	47,000,000	74,749	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2016	47,000,000	72,769	25,000	N/A	N/A	N/A	100,000	N/A

20	PIMCO CLOSED-END FUNDS	See Accompanying Notes

	ARPS				VMTP
Selected Per Share Data for the Year or Period Ended^:	Total Amount Outstanding	Asset Coverage per Preferred Share(1)	Involuntary Liquidating Preference per Preferred Share(2)	Average Market Value per ARPS(3)	Total Amount Outstanding	Asset Coverage per Preferred Share(1)	Involuntary Liquidating Preference per Preferred Share(2)	Average Market Value per VMTP(4)

PIMCO New York Municipal Income Fund II
01/01/2021 - 06/30/2021+	$58,000,000	$66,698	$25,000	N/A	$21,000,000	$266,790	$100,000	N/A
12/31/2020	58,000,000	65,730	25,000	N/A	21,000,000	262,920	100,000	N/A
12/31/2019	58,000,000	66,003	25,000	N/A	21,000,000	264,010	100,000	N/A
12/31/2018	58,000,000	62,655	25,000	N/A	21,000,000	250,600	100,000	N/A
12/31/2017	79,000,000	64,320	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2016	79,000,000	62,593	25,000	N/A	N/A	N/A	100,000	N/A

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organization expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of common shares outstanding during the year or period.
(c)	Auction Rate Preferred Shareholders (“ARPS”). See Note 12, Auction Rate Preferred Shares, in the Notes to Financial Statements for more information.
(d)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information.

(e)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year or period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds’ dividend reinvestment plan. Total investment return does not reflect brokerage commissions in connection with the purchase or sale of Fund shares.

(f)

Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders. The expense ratio and net investment income do not reflect the effects of dividend payments to preferred shareholders.

(g)

Ratio includes interest expense which primarily relates to participation in borrowing and financing transactions, interest paid to VMTP shareholders and the amortization of debt issuance costs of VMTP Shares. See Note 5, Borrowings and Other Financing Transactions and Note 12, Variable Rate MuniFund Term Preferred Shares in the Notes to Financial Statements for more information.

[1]

“Asset Coverage per Preferred Share” means the ratio that the value of the total assets of the Fund, less all liabilities and indebtedness not represented by ARPS or VMTP, bears to the aggregate of the involuntary liquidation preference of ARPS or VMTP, expressed as a dollar amount per ARPS or VMTP.

[2]

“Involuntary Liquidating Preference” means the amount to which a holder of ARPS or VMTP would be entitled upon the involuntary liquidation of the Fund in preference to the Common Shareholders, expressed as a dollar amount per Preferred Share.

[3]

The ARPS have no readily ascertainable market value. Auctions for the ARPS have failed since February 2008, there is currently no active trading market for the ARPS and the Fund is not able to reliably estimate what their value would be in a third-party market sale. The liquidation value of the ARPS represents its liquidation preference, which approximates fair value of the shares less any accumulated unpaid dividends. See Note 12, Auction-Rate Preferred Shares, in the Notes to Financial Statements for more information.

[4]

The VMTP have no readily ascertainable market value. The liquidation value of the VMTP represents its liquidation preference, which approximates fair value of the shares less any unamortized debt issuance costs. See Note 12, Variable Rate MuniFund Term Preferred Shares, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	|	JUNE 30, 2021	21

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III	PIMCO California Municipal Income Fund

Assets:

Investments, at value
Investments in securities	$590,700	$1,344,329	$642,627	$469,649
Cash	827	6,415	6,795	650
Interest and/or dividends receivable	6,204	14,029	6,515	5,208
Other assets	54	911	63	111
Total Assets	597,785	1,365,684	656,000	475,618

Liabilities:

Borrowings & Other Financing Transactions
Payable for tender option bond floating rate certificates	$54,596	$198,127	$79,835	$53,848
Variable Rate MuniFund Term Preferred Shares, at liquidation value*	23,287	68,647	34,277	29,282
Distributions payable to common shareholders	1,403	3,726	1,527	1,228
Distributions payable to auction rate preferred shareholders	2	3	2	1
Accrued management fees	313	654	332	243
Other liabilities	442	199	558	407
Total Liabilities	80,043	271,356	116,531	85,009

Auction Rate Preferred Shares^	166,700	298,275	154,700	120,625

Net Assets Applicable to Common Shareholders	$351,042	$796,053	$384,769	$269,984

Net Assets Applicable to Common Shareholders Consist of:

Par value^^	$0	$1	$0	$0
Paid in capital in excess of par	288,311	660,470	314,956	227,018
Distributable earnings (accumulated loss)	62,731	135,582	69,813	42,966

Net Assets Applicable to Common Shareholders	$351,042	$796,053	$384,769	$269,984

Net Asset Value Per Common Share(a)	$13.51	$12.61	$11.59	$14.29

Common Shares Outstanding	25,985	63,146	33,204	18,895

Auction Rate Preferred Shares Issued and Outstanding	7	12	6	5

Cost of investments in securities	$524,228	$1,200,872	$569,604	$427,244

* Includes unamortized debt issuance cost of	$13	$53	$23	$18

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	($0.00001 par value and $25,000 liquidation preference per share)
^^	($0.00001 per share)
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

22	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2021	(Unaudited)

PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II

$490,134	$393,699	$159,457	$220,973
508	1,325	1,151	3,257
4,944	4,222	1,478	2,011
27	29	885	13
495,613	399,275	162,971	226,254

$35,319	$41,669	$25,344	$14,247
34,277	27,084	0	20,989
1,029	851	329	449
1	1	0	1
266	209	87	127
335	321	36	646
71,227	70,135	25,796	36,459

128,675	97,875	41,025	58,000

$295,711	$231,265	$96,150	$131,795

$0	$0	$0	$0
235,523	195,911	83,150	113,040
60,188	35,354	13,000	18,755

$295,711	$231,265	$96,150	$131,795

$9.19	$10.32	$12.27	$11.77

32,166	22,401	7,839	11,195

5	4	2	2

$428,045	$357,766	$146,434	$197,917

$23	$16	$0	$11

SEMIANNUAL REPORT	|	JUNE 30, 2021	23

Statements of Operations

Six Months Ended June 30, 2021 (Unaudited)
(Amounts in thousands†)	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III	PIMCO California Municipal Income Fund

Investment Income:

Interest	$11,438	$25,888	$12,217	$8,589
Total Income	11,438	25,888	12,217	8,589

Expenses:

Management fees	1,836	3,844	1,949	1,436
Trustee fees and related expenses	53	114	56	42
Interest expense	309	923	446	337
Auction agent fees and commissions	86	144	69	57
Auction rate preferred shares related expenses	23	24	25	24
Miscellaneous expense	1	2	1	1
Total Expenses	2,308	5,051	2,546	1,897

Net Investment Income (Loss)	9,130	20,837	9,671	6,692

Net Realized Gain (Loss):

Investments in securities	359	719	189	(82)

Net Realized Gain (Loss)	359	719	189	(82)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	6,443	12,322	6,827	877

Net Change in Unrealized Appreciation (Depreciation)	6,443	12,322	6,827	877

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,932	$33,878	$16,687	$7,487

Distributions on Auction Rate Preferred Shares from Net Investment Income and/or Net Realized Capital Gains	$(91)	$(149)	$(79)	$(62)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$15,841	$33,729	$16,608	$7,425

†	A zero balance may reflect actual amounts rounding to less than one thousand.

24	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II

$8,449	$7,403	$2,743	$3,703
8,449	7,403	2,743	3,703

1,564	1,235	508	745
45	35	13	21
305	285	45	168
78	44	19	31
24	25	13	24
1	1	0	0
2,017	1,625	598	989

6,432	5,778	2,145	2,714

12	165	(92)	33

12	165	(92)	33

1,741	1	1,907	2,982

1,741	1	1,907	2,982

$8,185	$5,944	$3,960	$5,729

$(65)	$(49)	$(21)	$(29)

$8,120	$5,895	$3,939	$5,700

SEMIANNUAL REPORT	|	JUNE 30, 2021	25

Statements of Changes in Net Assets

	PIMCO Municipal Income Fund		PIMCO Municipal Income Fund II

(Amounts in thousands†)	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$9,130	$19,157	$20,837	$43,521
Net realized gain (loss)	359	(5,432)	719	(13,916)
Net change in unrealized appreciation (depreciation)	6,443	3,517	12,322	13,133

Net Increase (Decrease) in Net Assets Resulting from Operations	15,932	17,242	33,878	42,738
Distributions on auction rate preferred shares from net investment income and/or realized capital gains	(91)	(1,778)	(149)	(3,174)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	15,841	15,464	33,729	39,564

Distributions to Common Shareholders:

From net investment income and/or net realized capital gains	(8,413)	(18,851)	(22,329)	(44,475)
Tax basis return of capital	0	0	0	0

Total Distributions to Common Shareholders(a)	(8,413)	(18,851)	(22,329)	(44,475)

Common Share Transactions*:

Issued as reinvestment of distributions	594	1,294	2,326	4,556

Total increase (decrease) in net assets applicable to common shareholders	8,022	(2,093)	13,726	(355)

Net Assets Applicable to Common Shareholders:

Beginning of period	343,020	345,113	782,327	782,682
End of period	$351,042	$343,020	$796,053	$782,327

* Common Share Transactions:

Shares issued as reinvestment of distributions	44	99	167	351

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares , in the Notes to Financial Statements for more information.

26	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO Municipal Income Fund III		PIMCO California Municipal Income Fund		PIMCO California Municipal Income Fund II		PIMCO California Municipal Income Fund III

Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

$9,671	$20,417	$6,692	$13,900	$6,432	$13,310	$5,778	$11,532
189	(3,888)	(82)	(208)	12	(1,385)	165	(2,176)
6,827	4,574	877	3,932	1,741	6,984	1	4,267

16,687	21,103	7,487	17,624	8,185	18,909	5,944	13,623
(79)	(1,648)	(62)	(1,273)	(65)	(1,371)	(49)	(1,055)

16,608	19,455	7,425	16,351	8,120	17,538	5,895	12,568

(9,159)	(18,676)	(7,365)	(14,894)	(6,174)	(12,585)	(5,106)	(10,465)
0	0	0	0	0	(69)	0	0

(9,159)	(18,676)	(7,365)	(14,894)	(6,174)	(12,654)	(5,106)	(10,465)

579	1,157	363	714	174	569	205	423

8,028	1,936	423	2,171	2,120	5,453	994	2,526

376,741	374,805	269,561	267,390	293,591	288,138	230,271	227,745
$384,769	$376,741	$269,984	$269,561	$295,711	$293,591	$231,265	$230,271

49	105	22	43	19	65	20	42

SEMIANNUAL REPORT	|	JUNE 30, 2021	27

Statements of Changes in Net Assets	(Cont.)

	PIMCO New York Municipal Income Fund		PIMCO New York Municipal Income Fund II

(Amounts in thousands†)	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$2,145	$4,732	$2,714	$6,257
Net realized gain (loss)	(92)	(1,589)	33	(2,871)
Net change in unrealized appreciation (depreciation)	1,907	243	2,982	1,669

Net Increase (Decrease) in Net Assets Resulting from Operations	3,960	3,386	5,729	5,055
Distributions on auction rate preferred shares from net investment income and/or realized capital gains	(21)	(433)	(29)	(614)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	3,939	2,953	5,700	4,441

Distributions to Common Shareholders:

From net investment income and/or net realized capital gains	(1,974)	(4,045)	(2,689)	(5,376)
Tax basis return of capital	0	0	0	0

Total Distributions to Common Shareholders(a)	(1,974)	(4,045)	(2,689)	(5,376)

Common Share Transactions*:

Issued as reinvestment of distributions	126	141	75	48

Total increase (decrease) in net assets applicable to common shareholders	2,091	(951)	3,086	(887)

Net Assets Applicable to Common Shareholders:

Beginning of period	94,059	95,010	128,709	129,596
End of period	$96,150	$94,059	$131,795	$128,709

* Common Share Transactions:

Shares issued as reinvestment of distributions	10	12	6	5

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares , in the Notes to Financial Statements for more information.

28	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Statements of Cash Flows

Six Months Ended June 30, 2021 (Unaudited)
(Amounts in thousands†)	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III	PIMCO California Municipal Income Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$15,932	$33,878	$16,687	$7,487

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(28,506)	(50,756)	(25,312)	(12,779)
Proceeds from sales of long-term securities	23,878	42,235	17,256	3,914
(Purchases) Proceeds from sales of short-term portfolio investments, net	4,138	12,751	13,918	9,005
(Increase) decrease in interest and/or dividends receivable	170	216	85	(2)
(Increase) decrease in other assets	(1)	773	0	(1)
Increase (decrease) in accrued management fees	(36)	(75)	(38)	(31)
Increase (decrease) in other liabilities	187	149	76	235
Net Realized (Gain) Loss
Investments in securities	(359)	(719)	(189)	82
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(6,443)	(12,322)	(6,827)	(877)
Net amortization (accretion) on investments	(254)	354	(235)	646
Amortization of debt issuance cost	8	35	16	13

Net Cash Provided by (Used for) Operating Activities	8,714	26,519	15,437	7,692

Cash Flows Received from (Used for) Financing Activities:

Cash distributions paid to common shareholders*	(7,816)	(19,993)	(8,578)	(7,001)
Cash distributions paid to auction rate preferred shareholders	(94)	(155)	(82)	(65)
Payments on tender option bond transactions	23	43	18	23

Net Cash Received from (Used for) Financing Activities	(7,887)	(20,105)	(8,642)	(7,043)

Net Increase (Decrease) in Cash and Foreign Currency	827	6,414	6,795	649

Cash and Foreign Currency:

Beginning of period	0	1	0	1
End of period	$827	$6,415	$6,795	$650

* Reinvestment of distributions to common shareholders	$594	$2,326	$579	$363

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$260	$794	$387	$281

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

SEMIANNUAL REPORT	|	JUNE 30, 2021	29

Statements of Cash Flows	(Cont.)

Six Months Ended June 30, 2021 (Unaudited)
(Amounts in thousands†)	PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$8,185	$5,944	$3,960	$5,729

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(12,692)	(10,267)	(12,616)	(18,887)
Proceeds from sales of long-term securities	10,567	7,183	10,297	13,870
(Purchases) Proceeds from sales of short-term portfolio investments, net	1,502	2,766	2,532	7,332
(Increase) decrease in interest and/or dividends receivable	147	62	212	263
(Increase) decrease in other assets	0	0	126	0
Increase (decrease) in accrued management fees	(33)	(27)	(9)	(15)
Increase (decrease) in other liabilities	79	200	23	174
Net Realized (Gain) Loss
Investments in securities	(12)	(165)	92	(33)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(1,741)	(1)	(1,907)	(2,982)
Net amortization (accretion) on investments	542	552	328	433
Amortization of debt issuance cost	16	11	0	7

Net Cash Provided by (Used for) Operating Activities	6,560	6,258	3,038	5,891

Cash Flows Received from (Used for) Financing Activities:

Cash distributions paid to common shareholders*	(6,000)	(4,900)	(1,848)	(2,613)
Cash distributions paid to auction rate preferred shareholders	(68)	(51)	(22)	(30)
Payments on tender option bond transactions	16	17	(17)	8

Net Cash Received from (Used for) Financing Activities	(6,052)	(4,934)	(1,887)	(2,635)

Net Increase (Decrease) in Cash and Foreign Currency	508	1,324	1,151	3,256

Cash and Foreign Currency:

Beginning of period	0	1	0	1
End of period	$508	$1,325	$1,151	$3,257

* Reinvestment of distributions to common shareholders	$174	$205	$126	$75

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$248	$237	$62	$138

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

30	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Municipal Income Fund	June 30, 2021	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 168.3%

MUNICIPAL BONDS & NOTES 168.3%

ALABAMA 7.5%

Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (d)	$3,000	$3,639
5.000% due 09/01/2036 (d)	3,000	3,634

Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (c)	15,000	15,447
6.500% due 10/01/2053	750	881

Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	1,394	1,517
5.250% due 05/01/2044	1,000	1,174

		26,292

ALASKA 0.0%

Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^(a)	900	37

ARIZONA 3.8%

Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2049	900	872
5.000% due 01/01/2043	550	527
5.500% due 01/01/2054	1,500	1,393

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050	1,100	1,322

Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020
5.000% due 07/01/2055	1,100	1,205

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.000% due 01/01/2044	3,500	4,089

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	2,295	2,674
5.000% due 07/01/2044	1,150	1,453

		13,535

ARKANSAS 1.1%

Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2036 (b)	5,500	3,804

CALIFORNIA 8.7%

Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2053	10,000	10,895

Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	3,000	3,457

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	1,480	1,483
6.125% due 06/01/2038	1,000	1,001

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2049	2,000	2,345

California State General Obligation Bonds, Series 2019
5.000% due 04/01/2045	1,000	1,276

California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	1,000	1,020

California Statewide Communities Development Authority Revenue Notes, Series 2011
6.500% due 11/01/2021	95	97

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	$1,405	$1,886

Los Angeles Department of Airports, California Revenue Bonds, Series 2020
4.000% due 05/15/2048	2,000	2,367

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	1,960	2,491

Morongo Band of Mission Indians, California Revenue Bonds, Series 2018
5.000% due 10/01/2042	500	600

San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,600	1,606

		30,524

COLORADO 5.0%

Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (d)	1,500	1,739

Colorado Health Facilities Authority Revenue Bonds, Series 2018
4.000% due 11/15/2048	10,000	11,479

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2044	2,000	2,282

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043	1,015	1,171

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	784

		17,455

CONNECTICUT 2.9%

Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
5.000% due 05/01/2035	2,000	2,619

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	5,000	5,000

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	2,500	2,587

		10,206

DISTRICT OF COLUMBIA 0.4%

Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019
4.000% due 10/01/2049	1,250	1,436

FLORIDA 3.8%

Florida Development Finance Corp. Revenue Bonds, Series 2019
7.375% due 01/01/2049	650	715

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020
4.000% due 08/01/2055	1,650	1,934

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	1,156
4.000% due 07/01/2046	1,000	1,154

Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014
4.000% due 10/01/2044	1,000	1,109

Pompano Beach, Florida Revenue Bonds, Series 2020
4.000% due 09/01/2050	1,500	1,667

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	1,000	1,209

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020
4.000% due 08/01/2055	$1,400	$1,536

Tampa, Florida Revenue Bonds, Series 2016
4.000% due 11/15/2046	2,500	2,752

		13,232

GEORGIA 4.6%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	1,600	1,125

Burke County, Georgia Development Authority Revenue Bonds, Series 2017
4.125% due 11/01/2045	2,000	2,255

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
5.000% due 05/15/2043	2,000	2,431

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	9,000	10,324

		16,135

HAWAII 0.5%

City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2018
4.000% due 07/01/2042	1,485	1,719

ILLINOIS 15.3%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2012
5.000% due 12/01/2042	3,000	3,155

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2048	3,000	3,709

Chicago, Illinois General Obligation Bonds, Series 2003
5.500% due 01/01/2034	1,750	2,008

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,400	2,727

Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	6,700	7,687
5.500% due 01/01/2034	2,300	2,638

Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2028	2,000	2,320

Illinois Finance Authority Revenue Bonds, Series 2013
4.000% due 08/15/2042 (d)	3,000	3,093

Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(a)	945	701

Illinois Finance Authority Revenue Bonds, Series 2019
5.000% due 11/01/2035	1,000	1,155

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	2,355

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	9,500	11,701

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2045 (b)	6,500	3,639

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002
0.000% due 12/15/2040 (b)	2,000	1,297

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (b)	2,500	1,076

Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038 (d)	3,500	4,360

		53,621

INDIANA 0.8%

Indiana Finance Authority Revenue Bonds, Series 2019
7.000% due 03/01/2039	1,250	1,204

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2021	31

Schedule of Investments	PIMCO Municipal Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
4.000% due 11/15/2046	$1,000	$1,146

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	515	521

		2,871

IOWA 0.8%

Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	532	36
5.400% due 11/15/2046 ^	2,663	2,895

		2,931

KANSAS 1.0%

Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^(a)	737	169

University of Kansas Hospital Authority Revenue Bonds, Series 2015
4.000% due 09/01/2040 (d)	3,085	3,380

		3,549

LOUISIANA 4.6%

East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019
4.000% due 02/01/2045	3,000	3,508

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (d)	4,000	4,590

Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2042	3,750	4,486

Louisiana Public Facilities Authority Revenue Bonds, Series 2020
4.000% due 04/01/2050	750	880

Parish of St James, Louisiana Revenue Bonds, Series 2010
6.350% due 07/01/2040	1,250	1,680

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.375% due 06/01/2037	850	897

		16,041

MAINE 0.6%

Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,000	1,094

Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
4.000% due 07/01/2050	1,000	1,168

		2,262

MARYLAND 0.2%

Maryland Economic Development Corp. Revenue Bonds, Series 2020
5.000% due 07/01/2056	500	616

MASSACHUSETTS 4.5%

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	1,000	1,172

Commonwealth of Massachusetts General Obligation Bonds, Series 2019
5.000% due 05/01/2045	3,000	3,815

Massachusetts Development Finance Agency Revenue Bonds, Series 2011
0.000% due 11/15/2056 (b)(e)	100	19

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (d)	$2,300	$2,613
5.000% due 01/01/2047	1,000	1,166

Massachusetts Development Finance Agency Revenue Bonds, Series 2019
5.000% due 09/01/2059	3,000	3,719

Massachusetts School Building Authority Revenue Bonds, Series 2012
5.250% due 02/15/2048 (d)	2,500	3,159

		15,663

MICHIGAN 4.8%

Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001
6.000% due 05/01/2029	1,525	1,893

Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036 (d)	3,000	3,500
5.000% due 12/01/2031 (d)	1,200	1,484

Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 12/01/2048	2,000	2,321
4.000% due 02/15/2050	1,750	2,020

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (b)	13,400	1,800

Michigan Finance Authority Revenue Bonds, Series 2021
5.000% due 12/01/2046 (d)	2,328	2,847

Michigan Finance Authority Revenue Notes, Series 2021
5.000% due 06/01/2027 (d)	72	90

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (b)	15,000	761

		16,716

MINNESOTA 0.5%

Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048	1,500	1,737

MISSOURI 1.8%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018
4.000% due 11/15/2048	3,000	3,415

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2037	510	597

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2021
4.000% due 07/01/2046	2,000	2,405

		6,417

NEBRASKA 1.0%

Central Plains Energy Project, Nebraska Revenue Bonds, Series 2017
5.000% due 09/01/2042	2,400	3,587

NEVADA 1.7%

Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (d)	4,200	4,801

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (b)	10,500	1,134

		5,935

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW JERSEY 14.4%

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019
3.870% due 11/15/2035 (e)	$2,983	$3,486

New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	2,500	2,988

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	16,550	17,965

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	500	500

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	2,000	2,196

New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (b)	1,500	1,141

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044	2,000	2,454
5.250% due 06/15/2043	1,000	1,247

New Jersey Turnpike Authority Revenue Bonds, Series 2017
5.000% due 01/01/2037	3,000	3,726

New Jersey Turnpike Authority Revenue Bonds, Series 2019
5.000% due 01/01/2048	1,500	1,864

South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	250	298

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	1,000	1,265
5.000% due 06/01/2046	6,000	7,135
5.250% due 06/01/2046	3,500	4,289

		50,554

NEW YORK 23.9%

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	14,295	14,349

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019
4.000% due 11/15/2049	4,000	4,637

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,054

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2020
5.250% due 11/15/2055	2,000	2,556

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	1,137	0
6.700% due 01/01/2049 ^(a)	3,150	2,520

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020
4.000% due 05/01/2045	1,000	1,188

New York City, General Obligation Bonds, Series 2018
5.000% due 12/01/2037	750	945

New York City, General Obligation Bonds, Series 2019
5.000% due 08/01/2039	1,000	1,271

New York City, New York General Obligation Bonds, Series 2018
5.000% due 04/01/2045 (d)	4,800	5,875

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	10,000	14,418

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,000	1,108

32	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Liberty Development Corp., Revenue Bonds, Series 2007
5.500% due 10/01/2037	$3,000	$4,543

New York Liberty Development Corp., Revenue Bonds, Series 2011
5.000% due 12/15/2041	7,500	7,650
5.000% due 11/15/2044	10,000	10,161

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	3,000	3,548

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	3,000	3,455

New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019
4.000% due 01/01/2053	460	536

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2053	575	665

New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2039	1,250	1,501

		83,980

NORTH DAKOTA 0.2%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043	850	859

OHIO 7.8%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2042	1,000	1,144

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (b)	24,000	3,932
5.000% due 06/01/2055	6,870	8,031

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	4,000	4,491

Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	1,000	1,044

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	400	456

Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	5,000	5,388

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020
5.000% due 12/01/2050	1,250	1,615

Southern Ohio Port Authority Revenue Bonds, Series 2020
7.000% due 12/01/2042	1,000	1,132

		27,233

OKLAHOMA 0.5%

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2057	1,500	1,850

OREGON 0.2%

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
4.000% due 08/15/2039	500	600

PENNSYLVANIA 7.3%

Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017
4.000% due 11/01/2047	2,500	2,480

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 04/01/2050	$2,000	$2,332

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
6.400% due 12/01/2038	1,150	1,126

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	1,500	1,869

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/15/2049	1,100	1,387

Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	4,250	5,303

Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
5.000% due 12/01/2047	3,000	3,897

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	1,000	1,078

Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	5,000	5,228
5.625% due 07/01/2042	1,000	1,045

		25,745

PUERTO RICO 5.8%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (b)	20,000	1,365

Commonwealth of Puerto Rico General Obligation Bonds, Series 2014
8.000% due 07/01/2035 ^(a)	5,000	4,150

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005
5.000% due 07/01/2030 ^(a)	1,295	690

Puerto Rico Public Buildings Authority Revenue Bonds, Series 2011
6.000% due 07/01/2041 ^(a)	1,000	1,020

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	17,255	5,696
4.750% due 07/01/2053	6,485	7,383

		20,304

RHODE ISLAND 0.7%

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,205	1,359
5.000% due 06/01/2050	1,000	1,115

		2,474

SOUTH CAROLINA 1.9%

South Carolina Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,544
5.500% due 12/01/2053	1,100	1,226

		6,770

TENNESSEE 3.9%

Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020
4.000% due 11/01/2055	1,000	1,074

Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019
5.750% due 10/01/2059	700	748

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	6,023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 09/01/2024	$5,000	$5,723

		13,568

TEXAS 11.8%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	590	596

Austin, Texas Electric Utility Revenue Bonds, Series 2019
5.000% due 11/15/2044	1,500	1,924

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	1,000	1,169

Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	1,200	1,205

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	5,500	6,094

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	300	345
4.000% due 08/15/2035 (d)	800	918
4.000% due 08/15/2036 (d)	600	687
4.000% due 08/15/2037 (d)	900	1,029
4.000% due 08/15/2040 (d)	900	1,024

North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	600	605

North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,717
5.000% due 01/01/2048	1,250	1,497

San Jacinto College District, Texas General Obligation Bonds, Series 2019
5.000% due 02/15/2044	1,000	1,247

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016
4.000% due 02/15/2047 (d)	6,400	7,139

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	500	571

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	3,500	3,910

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	4,935	5,817

Texas State University System Revenue Bonds, Series 2018
4.100% due 03/15/2039 (d)	3,200	3,290

Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	500	505

		41,289

UTAH 3.8%

Salt Lake County, Utah Revenue Bonds, (AMBAC Insured), Series 2001
5.125% due 02/15/2033	7,000	8,046

Utah County, Utah Revenue Bonds, Series 2018
4.000% due 05/15/2041 (d)	4,000	4,675

Utah County, Utah Revenue Bonds, Series 2020
4.000% due 05/15/2043	550	656

		13,377

VIRGINIA 2.8%

Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018
4.000% due 05/15/2048	1,000	1,160

Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018
4.000% due 05/15/2041 (d)	3,850	4,528

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2021	33

Schedule of Investments	PIMCO Municipal Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Virginia Small Business Financing Authority Revenue Bonds, Series 2020
4.000% due 12/01/2049	$3,400	$4,015

		9,703

WASHINGTON 0.7%

Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
5.000% due 07/01/2058	2,000	2,412

WEST VIRGINIA 0.8%

Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	1,000	1,157

West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (d)	1,500	1,701

		2,858

WISCONSIN 5.9%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
7.000% due 01/01/2050	2,500	2,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	$3,000	$2,504
7.000% due 07/01/2048	750	829

Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.000% due 01/01/2060 (b)	7,500	663

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 07/01/2056	500	572

Public Finance Authority, Wisconsin Revenue Notes, Series 2017
6.250% due 08/01/2027	1,000	1,146

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2050 (b)	10,000	3,718

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	2,500	2,856

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (d)	2,000	2,305

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 04/01/2044	$3,000	$3,710

		20,803

Total Municipal Bonds & Notes (Cost $524,228)		590,700

Total Investments in Securities (Cost $524,228)		590,700

Total Investments 168.3% (Cost $524,228)		$590,700

Auction Rate Preferred Shares (47.5)%		(166,700)

Variable Rate MuniFund Term Preferred Shares, at liquidation value (6.6)%		(23,287)

Other Assets and Liabilities, net (14.2)%		(49,671)

Net Assets Applicable to Common Shareholders 100.0%		$351,042

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%	11/15/2035	10/26/2020	$3,456	$3,486	0.99%
Massachusetts Development Finance Agency Revenue Bonds, Series 2011	0.000	11/15/2056	07/20/2007	4	19	0.01

				$3,460	$3,505	1.00%

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$26,292	$0	$26,292
Alaska	0	37	0	37
Arizona	0	13,535	0	13,535
Arkansas	0	3,804	0	3,804
California	0	30,524	0	30,524
Colorado	0	17,455	0	17,455
Connecticut	0	10,206	0	10,206
District of Columbia	0	1,436	0	1,436
Florida	0	13,232	0	13,232

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021
Georgia	$0	$16,135	$0	$16,135
Hawaii	0	1,719	0	1,719
Illinois	0	53,621	0	53,621
Indiana	0	2,871	0	2,871
Iowa	0	2,931	0	2,931
Kansas	0	3,549	0	3,549
Louisiana	0	16,041	0	16,041
Maine	0	2,262	0	2,262
Maryland	0	616	0	616
Massachusetts	0	15,663	0	15,663
Michigan	0	16,716	0	16,716

34	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2021	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021
Minnesota	$0	$1,737	$0	$1,737
Missouri	0	6,417	0	6,417
Nebraska	0	3,587	0	3,587
Nevada	0	5,935	0	5,935
New Jersey	0	50,554	0	50,554
New York	0	83,980	0	83,980
North Dakota	0	859	0	859
Ohio	0	27,233	0	27,233
Oklahoma	0	1,850	0	1,850
Oregon	0	600	0	600
Pennsylvania	0	25,745	0	25,745
Puerto Rico	0	20,304	0	20,304

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021
Rhode Island	$0	$2,474	$0	$2,474
South Carolina	0	6,770	0	6,770
Tennessee	0	13,568	0	13,568
Texas	0	41,289	0	41,289
Utah	0	13,377	0	13,377
Virginia	0	9,703	0	9,703
Washington	0	2,412	0	2,412
West Virginia	0	2,858	0	2,858
Wisconsin	0	20,803	0	20,803

Total Investments	$0	$590,700	$0	$590,700

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2021	35

Schedule of Investments	PIMCO Municipal Income Fund II

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 168.9%

MUNICIPAL BONDS & NOTES 168.9%

ALABAMA 7.9%

Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (d)	$7,000	$8,491
5.000% due 09/01/2036 (d)	7,000	8,480

Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (c)	18,500	19,051
6.500% due 10/01/2053	18,000	21,134

Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	2,787	3,034
5.250% due 05/01/2044	2,000	2,348

		62,538

ARIZONA 10.1%

Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2033	740	678
4.750% due 01/01/2038	950	881
5.500% due 01/01/2054	1,500	1,393

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050	2,500	3,004

Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020
5.000% due 07/01/2055	2,400	2,629

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.000% due 01/01/2044	7,700	8,996

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	5,210	6,071
5.000% due 07/01/2044	2,605	3,290

Pinal County, Arizona Electric District No. 3, Revenue Bonds, Series 2011
5.250% due 07/01/2036	1,750	1,750
5.250% due 07/01/2041	3,700	3,700

Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	12,430	16,492
5.000% due 12/01/2037	22,400	31,620

		80,504

CALIFORNIA 6.3%

Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048	5,000	5,448

Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	2,000	2,305

California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (d)	12,500	15,199

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2049	4,000	4,690

California State General Obligation Bonds, Series 2019
5.000% due 04/01/2045	4,000	5,102

California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	1,000	1,020

California Statewide Communities Development Authority Revenue Notes, Series 2011
6.500% due 11/01/2021	110	112

Los Angeles Department of Airports, California Revenue Bonds, Series 2020
4.000% due 05/15/2048	4,500	5,325

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	$1,750	$2,888

Morongo Band of Mission Indians, California Revenue Bonds, Series 2018
5.000% due 10/01/2042	1,250	1,501

Newport Beach, California Revenue Bonds, Series 2011
5.875% due 12/01/2030	3,000	3,071

San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	3,300	3,313

		49,974

COLORADO 3.0%

Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (d)	2,000	2,319

Colorado Health Facilities Authority Revenue Bonds, Series 2018
4.000% due 11/15/2048	2,555	2,933

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2038 (d)	7,085	8,475
4.000% due 08/01/2044	4,000	4,563

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043	3,250	3,751

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	1,430	2,241

		24,282

CONNECTICUT 1.3%

Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
4.000% due 05/01/2036	3,500	4,234

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	1,000	1,000

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2020
4.000% due 07/01/2045	4,450	5,145

		10,379

DISTRICT OF COLUMBIA 0.5%

Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019
4.000% due 10/01/2049	3,500	4,020

FLORIDA 4.6%

Central Florida Expressway Authority Revenue Bonds, Series 2018
5.000% due 07/01/2043	2,865	3,524

Florida Development Finance Corp. Revenue Bonds, Series 2019
7.375% due 01/01/2049	775	853

Florida’s Turnpike Enterprise Revenue Bonds, Series 2018
4.000% due 07/01/2048	7,000	8,109

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020
4.000% due 08/01/2055	3,700	4,336

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2048	5,000	5,815

Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014
4.000% due 10/01/2044	2,500	2,771

Pompano Beach, Florida Revenue Bonds, Series 2020
4.000% due 09/01/2050	3,500	3,890

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	$1,590	$1,923

South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
5.000% due 08/15/2042 (d)	3,000	3,668

St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020
4.000% due 08/01/2055	1,600	1,756

		36,645

GEORGIA 5.3%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2044	3,895	4,485

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	3,750	2,636

Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046 (d)	7,000	8,231

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
5.000% due 05/15/2043	3,500	4,255

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	19,680	22,576

		42,183

ILLINOIS 17.7%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2012
5.000% due 12/01/2042	8,000	8,414

Chicago O’Hare International Airport, Illinois Revenue Bonds, (AGM Insured), Series 2020
4.000% due 01/01/2040	6,765	8,057

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2044	4,500	5,193

Chicago Park District, Illinois General Obligation Bonds, Series 2020
4.000% due 01/01/2038	1,435	1,649

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	10,000	11,443
5.500% due 01/01/2042	1,250	1,420

Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	14,100	16,177
5.500% due 01/01/2034	5,200	5,966

Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2029	2,000	2,320

Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	694	696
6.750% due 12/01/2032	5,150	5,164

Illinois Finance Authority Revenue Bonds, Series 2013
4.000% due 08/15/2042 (d)	6,000	6,186

Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(a)	2,155	1,599

Illinois Finance Authority Revenue Bonds, Series 2019
5.000% due 11/01/2035	2,000	2,309

Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	1,000	1,221

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,175	2,561
5.000% due 05/01/2041	1,500	1,796

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	12,590	14,835
5.000% due 11/01/2027	6,140	7,562

Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2041 (d)	12,500	14,885

36	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2045 (b)	$10,000	$5,599

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002
0.000% due 12/15/2040 (b)	6,000	3,891

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (b)	5,000	2,152

Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038 (d)	8,000	9,965

		141,060

INDIANA 0.5%

Indiana Finance Authority Revenue Bonds, Series 2019
7.000% due 03/01/2039	2,500	2,408

Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
4.000% due 11/15/2046	1,000	1,146

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	515	521

		4,075

IOWA 0.1%

Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	144	10
5.400% due 11/15/2046 ^	722	784

		794

KANSAS 0.8%

University of Kansas Hospital Authority Revenue Bonds, Series 2015
4.000% due 09/01/2040 (d)	5,500	6,025

		6,025

LOUISIANA 3.7%

East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019
4.000% due 02/01/2045	7,000	8,186

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (d)	7,000	8,032

Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2046	5,000	5,986

Louisiana Public Facilities Authority Revenue Bonds, Series 2020
4.000% due 04/01/2050	1,500	1,761

Parish of St James, Louisiana Revenue Bonds, Series 2010
6.350% due 10/01/2040	2,800	3,763

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.375% due 06/01/2037	1,900	2,005

		29,733

MAINE 0.7%

Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	2,715	2,970

Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
4.000% due 07/01/2045	2,000	2,346

		5,316

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MARYLAND 2.5%

Baltimore County, Maryland General Obligation Bonds, Series 2018
4.000% due 03/01/2045 (d)	$8,000	$9,371

Maryland Economic Development Corp. Revenue Bonds, Series 2020
5.000% due 07/01/2056	1,405	1,731

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 08/15/2041	2,380	2,394

Maryland Stadium Authority Revenue Bonds, Series 2016
5.000% due 05/01/2041	5,000	6,067

		19,563

MASSACHUSETTS 5.8%

Massachusetts Bay Transportation Authority Revenue Bonds, Series 2020
5.000% due 07/01/2050	7,500	9,397

Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.625% due 10/15/2037 ^(a)	535	241

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (d)	5,200	5,908
5.000% due 01/01/2047	2,500	2,916

Massachusetts Development Finance Agency Revenue Bonds, Series 2019
5.000% due 09/01/2059	6,000	7,437

Massachusetts School Building Authority Revenue Bonds, Series 2012
5.250% due 02/15/2048 (d)	7,500	9,477

University of Massachusetts Building Authority, Revenue Bonds, Series 2013
4.000% due 11/01/2043 (d)	10,000	10,514

		45,890

MICHIGAN 4.8%

Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2040 (d)	7,000	8,085
5.000% due 12/01/2031 (d)	2,600	3,214

Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 12/01/2048	4,000	4,642
4.000% due 02/15/2050	3,500	4,040

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (b)	30,430	4,088
4.800% due 09/01/2040	185	199
5.000% due 09/01/2050	300	322

Michigan Finance Authority Revenue Bonds, Series 2021
5.000% due 12/01/2046 (d)	4,947	6,049

Michigan Finance Authority Revenue Notes, Series 2020
4.300% due 09/01/2030	120	129

Michigan Finance Authority Revenue Notes, Series 2021
5.000% due 06/01/2027 (d)	153	191

Michigan State University Revenue Bonds, Series 2019
4.000% due 02/15/2044	5,000	5,886

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (b)	25,000	1,268

		38,113

MINNESOTA 0.5%

Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048	3,750	4,342

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MISSISSIPPI 0.0%

Mississippi Development Bank Revenue Bonds, (AMBAC Insured), Series 1999
5.000% due 07/01/2024	$40	$40

MISSOURI 1.5%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2039	600	700
5.000% due 02/15/2035	500	630

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 11/15/2044	10,000	10,896

		12,226

NEVADA 1.7%

Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (d)	9,500	10,859

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (b)	24,000	2,592

		13,451

NEW JERSEY 9.1%

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019
3.870% due 11/15/2035 (e)	6,749	7,885

New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	5,000	5,976

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 10/01/2021	630	634

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,500

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	4,000	4,391

New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (b)	2,500	1,901

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018
5.000% due 12/15/2036	1,500	1,867

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044	3,500	4,295
5.250% due 06/15/2043	4,000	4,988

New Jersey Turnpike Authority Revenue Bonds, Series 2017
5.000% due 01/01/2037	6,000	7,452

New Jersey Turnpike Authority Revenue Bonds, Series 2019
5.000% due 01/01/2048	1,500	1,864

South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	1,010	1,206

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	15,500	18,433
5.250% due 06/01/2046	8,200	10,049

		72,441

NEW YORK 20.3%

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	30,895	31,012

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019
4.000% due 11/15/2049	7,000	8,114

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2021	37

Schedule of Investments	PIMCO Municipal Income Fund II	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	$3,880	$3,950

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2042	10,000	11,503

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	298	0
6.700% due 01/01/2049 ^(a)	825	660

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020
4.000% due 05/01/2045	2,000	2,375

New York City Water & Sewer System, New York Revenue Bonds, Series 2020
4.000% due 06/15/2050	7,500	8,901

New York City, General Obligation Bonds, Series 2018
5.000% due 12/01/2037	2,250	2,835

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (d)	6,505	9,379

New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	44,000	44,850

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	4,250	4,710

New York Liberty Development Corp., Revenue Bonds, Series 2011
5.000% due 12/15/2041	10,000	10,201

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	6,900	8,160

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	8,000	9,212

New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019
4.000% due 01/01/2053	1,040	1,212

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2053	1,305	1,508

New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2039	2,500	3,003

		161,585

NORTH CAROLINA 0.4%

North Carolina Turnpike Authority Revenue Bonds, Series 2018
4.000% due 01/01/2039	3,000	3,522

NORTH DAKOTA 0.7%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043	1,950	1,970

Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	3,710	3,721

		5,691

OHIO 11.4%

Akron Bath Copley Joint Township Hospital District, Ohio Revenue Bonds, Series 2020
4.000% due 11/15/2038	1,500	1,777

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.250% due 06/01/2037	15,000	15,837

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (b)	54,000	8,848
5.000% due 06/01/2055	14,935	17,459

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	20,580	23,108

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2030	$3,900	$3,969

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	1,250	1,426

Ohio State Revenue Bonds, Series 2019
4.000% due 01/01/2040	1,500	1,772

Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	10,000	10,776

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020
5.000% due 12/01/2050	2,500	3,230

Southern Ohio Port Authority Revenue Bonds, Series 2020
7.000% due 12/01/2042	2,600	2,942

		91,144

OKLAHOMA 0.8%

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2057	2,000	2,467

Oklahoma Water Resources Board Revenue Bonds, Series 2020
4.000% due 10/01/2049	3,250	3,923

		6,390

OREGON 0.2%

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
4.000% due 08/15/2050	1,500	1,753

PENNSYLVANIA 6.0%

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 04/01/2050	2,000	2,332

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
6.400% due 12/01/2038	2,500	2,447

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	3,400	4,236

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 02/15/2043	4,800	5,583

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/15/2049	2,500	3,153

Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	10,000	11,129

Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
5.000% due 12/01/2047	7,000	9,093

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	1,000	1,078

Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	1,000	1,046
5.625% due 07/01/2042	7,000	7,311

		47,408

PUERTO RICO 5.7%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (b)	45,000	3,072

Commonwealth of Puerto Rico General Obligation Bonds, Series 2014
8.000% due 07/01/2035 ^(a)	11,600	9,628

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005
5.000% due 07/01/2030 ^(a)	$2,950	$1,571

Puerto Rico Public Buildings Authority Revenue Bonds, Series 2011
6.000% due 07/01/2041 ^(a)	2,000	2,040

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	32,797	10,826
0.000% due 07/01/2051 (b)	7,070	1,693
4.750% due 07/01/2053	9,735	11,084

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	4,470	5,102

		45,016

RHODE ISLAND 4.2%

Narragansett Bay Commission, Rhode Island Revenue Bonds, Series 2013
4.000% due 09/01/2043 (d)	12,000	12,540

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	18,450	20,579

		33,119

SOUTH CAROLINA 1.4%

South Carolina Public Service Authority Revenue Bonds, Series 2013
5.500% due 12/01/2053	10,000	11,148

TENNESSEE 2.1%

Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020
4.000% due 11/01/2055	2,000	2,148

Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2019
4.000% due 07/01/2049	2,000	2,360

Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019
5.750% due 10/01/2059	1,550	1,656

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	3,000	3,215
5.000% due 02/01/2027	6,000	7,228

		16,607

TEXAS 15.6%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	1,345	1,358

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	1,750	2,045

Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	2,500	2,510

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	21,000	23,269

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018
5.000% due 10/01/2048 (d)	7,500	9,277

Houston Community College System, Texas General Obligation Bonds, Series 2013
4.000% due 02/15/2043 (d)	10,000	10,622

Lower Colorado River Authority, Texas Revenue Bonds, Series 2019
4.000% due 05/15/2049	2,500	2,807

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	700	804

38	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 08/15/2035 (d)	$1,400	$1,606
4.000% due 08/15/2036 (d)	1,330	1,524
4.000% due 08/15/2037 (d)	1,620	1,852
4.000% due 08/15/2040 (d)	1,800	2,049

North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	1,300	1,311

North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	3,590	4,110
5.000% due 01/01/2048	3,500	4,191

North Texas Tollway Authority Revenue Bonds, Series 2018
5.000% due 01/01/2048	1,000	1,204

San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012
4.000% due 09/15/2042 (d)	10,000	10,344

San Jacinto College District, Texas General Obligation Bonds, Series 2019
5.000% due 02/15/2044	1,010	1,260

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016
4.000% due 02/15/2047 (d)	13,600	15,171

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	1,000	1,143

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	14,720	17,350

Texas State University System Revenue Bonds, Series 2018
4.100% due 03/15/2039 (d)	6,800	6,991

Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,009

		123,807

UTAH 0.7%

Utah County, Utah Revenue Bonds, Series 2018
4.000% due 05/15/2041 (d)	3,000	3,506

Utah County, Utah Revenue Bonds, Series 2020
4.000% due 05/15/2043	1,650	1,969

		5,475

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGINIA 4.1%

Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018
4.000% due 05/15/2048	$1,000	$1,160

James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(a)	412	36
6.000% due 06/01/2043	1,208	1,283

University of Virginia Revenue Bonds, Series 2018
4.000% due 08/01/2048 (d)	10,000	11,674

Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018
4.000% due 05/15/2041 (d)	8,200	9,644

Virginia Small Business Financing Authority Revenue Bonds, Series 2020
4.000% due 12/01/2049	7,800	9,211

		33,008

WASHINGTON 0.7%

Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019
4.000% due 04/01/2044	2,000	2,222

Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
5.000% due 07/01/2058	2,750	3,317

		5,539

WEST VIRGINIA 1.0%

Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	2,000	2,313

West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (d)	2,000	2,268

West Virginia State General Obligation Bonds, Series 2019
5.000% due 12/01/2041	2,500	3,200

		7,781

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 5.2%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
7.000% due 01/01/2050	$4,500	$4,500

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	4,000	3,339
7.000% due 07/01/2048	1,000	1,105

Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.000% due 01/01/2060 (b)	15,000	1,327

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 07/01/2056	1,100	1,259

Public Finance Authority, Wisconsin Revenue Notes, Series 2017
6.250% due 08/01/2027	1,000	1,146

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2050 (b)	21,000	7,807

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	15,585	17,802

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (d)	3,000	3,457

		41,742

Total Municipal Bonds & Notes (Cost $1,200,872)		1,344,329

Total Investments in Securities (Cost $1,200,872)		1,344,329

Total Investments 168.9% (Cost $1,200,872)		$1,344,329

Auction Rate Preferred Shares (37.5)%		(298,275)

Variable Rate MuniFund Term Preferred Shares, at liquidation value (8.6)%		(68,647)

Other Assets and Liabilities, net (22.8)%		(181,354)

Net Assets Applicable to Common Shareholders 100.0%		$796,053

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%	11/15/2035	10/26/2020	$ 7,819	$7,885	0.99%

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2021	39

Schedule of Investments	PIMCO Municipal Income Fund II	(Cont.)	June 30, 2021	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$62,538	$0	$62,538
Arizona	0	80,504	0	80,504
California	0	49,974	0	49,974
Colorado	0	24,282	0	24,282
Connecticut	0	10,379	0	10,379
District of Columbia	0	4,020	0	4,020
Florida	0	36,645	0	36,645
Georgia	0	42,183	0	42,183
Illinois	0	141,060	0	141,060
Indiana	0	4,075	0	4,075
Iowa	0	794	0	794
Kansas	0	6,025	0	6,025
Louisiana	0	29,733	0	29,733
Maine	0	5,316	0	5,316
Maryland	0	19,563	0	19,563
Massachusetts	0	45,890	0	45,890
Michigan	0	38,113	0	38,113
Minnesota	0	4,342	0	4,342
Mississippi	0	40	0	40
Missouri	0	12,226	0	12,226

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021
Nevada	$0	$13,451	$0	$13,451
New Jersey	0	72,441	0	72,441
New York	0	161,585	0	161,585
North Carolina	0	3,522	0	3,522
North Dakota	0	5,691	0	5,691
Ohio	0	91,144	0	91,144
Oklahoma	0	6,390	0	6,390
Oregon	0	1,753	0	1,753
Pennsylvania	0	47,408	0	47,408
Puerto Rico	0	45,016	0	45,016
Rhode Island	0	33,119	0	33,119
South Carolina	0	11,148	0	11,148
Tennessee	0	16,607	0	16,607
Texas	0	123,807	0	123,807
Utah	0	5,475	0	5,475
Virginia	0	33,008	0	33,008
Washington	0	5,539	0	5,539
West Virginia	0	7,781	0	7,781
Wisconsin	0	41,742	0	41,742

Total Investments	$0	$1,344,329	$0	$1,344,329

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

40	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Municipal Income Fund III	June 30, 2021	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 167.0%

MUNICIPAL BONDS & NOTES 167.0%

ALABAMA 8.0%

Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (c)	$19,000	$19,565
6.500% due 10/01/2053	7,500	8,806

Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	1,208	1,315
5.250% due 05/01/2044	1,000	1,174

		30,860

ARIZONA 7.6%

Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2031	675	616
4.500% due 01/01/2032	710	649

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050	1,200	1,442

Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020
5.000% due 07/01/2055	1,200	1,314

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.000% due 01/01/2044	3,800	4,440

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	2,495	2,907
5.000% due 07/01/2044	1,245	1,573

Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2037	11,600	16,374

		29,315

CALIFORNIA 9.1%

Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2053	12,000	13,074

California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	2,015	2,218

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2049	2,000	2,345

California State General Obligation Bonds, Series 2019
5.000% due 04/01/2045	3,000	3,826

California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	3,000	3,061

Los Angeles Department of Airports, California Revenue Bonds, Series 2020
4.000% due 05/15/2048	2,000	2,367

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	2,000	3,301

Morongo Band of Mission Indians, California Revenue Bonds, Series 2018
5.000% due 10/01/2042	750	900

Northern California Energy Authority Revenue Bonds, Series 2018
4.000% due 07/01/2049	2,250	2,475

San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,600	1,606

		35,173

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COLORADO 3.5%

Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (d)	$1,500	$1,739

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2038 (d)	3,500	4,187
4.000% due 08/01/2044	2,000	2,282

Colorado Springs, Colorado Utilities System Revenue Bonds, Series 2020
4.000% due 11/15/2050	2,500	3,001

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043	1,250	1,443

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	783

		13,435

CONNECTICUT 1.7%

Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
5.000% due 05/01/2037	2,000	2,604

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2020
4.000% due 07/01/2045	3,300	3,816

		6,420

DISTRICT OF COLUMBIA 0.9%

District of Columbia General Obligation Bonds, Series 2019
5.000% due 10/15/2044	650	824

District of Columbia Water & Sewer Authority Revenue Bonds, Series 2019
5.000% due 10/01/2044	500	642

Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019
4.000% due 10/01/2049	1,750	2,010

		3,476

FLORIDA 9.4%

Cape Coral, Florida Water & Sewer Revenue Bonds, (AGM Insured), Series 2011
5.000% due 10/01/2041	3,000	3,036

Florida Development Finance Corp. Revenue Bonds, Series 2019
7.375% due 01/01/2049	1,500	1,650

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2010
9.519% due 10/01/2039 (e)	5,000	5,092

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020
4.000% due 08/01/2055	1,800	2,110

Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 04/01/2053	4,000	4,485

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	1,156

North Miami Beach, Florida Water Revenue Bonds, Series 2020
5.000% due 08/01/2044	3,000	3,842

Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014
4.000% due 10/01/2044	1,500	1,663

Pompano Beach, Florida Revenue Bonds, Series 2020
4.000% due 09/01/2050	1,750	1,945

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	1,000	1,209

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
4.000% due 08/15/2047 (d)	$3,750	$4,236

St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020
4.000% due 08/01/2055	3,500	3,841

Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2049 (b)	2,600	946
0.000% due 09/01/2053 (b)	2,600	787

		35,998

GEORGIA 4.8%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	1,750	1,230

Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046 (d)	3,000	3,528

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
5.000% due 05/15/2043	2,000	2,432

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	10,000	11,471

		18,661

ILLINOIS 18.0%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2012
5.000% due 12/01/2042	4,000	4,207

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2048	3,500	4,327

Chicago Park District, Illinois General Obligation Bonds, Series 2020
4.000% due 01/01/2036	1,300	1,501

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	400	458
5.500% due 01/01/2042	1,000	1,136

Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	7,200	8,260
5.500% due 01/01/2034	2,665	3,057

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	3,000	3,770

Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2027	1,750	2,030

Chicago, Illinois Waterworks Revenue Bonds, Series 2012
4.000% due 11/01/2037	3,750	3,900

Illinois Finance Authority Revenue Bonds, Series 2013
4.000% due 08/15/2042 (d)	3,000	3,093

Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(a)	1,030	764

Illinois Finance Authority Revenue Bonds, Series 2019
5.000% due 11/01/2035	1,010	1,166

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	2,355
5.000% due 05/01/2041	1,500	1,796

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	1,150	1,355
5.000% due 11/01/2027	7,000	8,622

Illinois State Toll Highway Authority Revenue Bonds, Series 2020
5.000% due 01/01/2045	1,500	1,938

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2045 (b)	6,500	3,639

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002
0.000% due 12/15/2040 (b)	2,000	1,297

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2021	41

Schedule of Investments	PIMCO Municipal Income Fund III	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (b)	$2,500	$1,076

Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038 (d)	3,900	4,858

Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020
5.000% due 01/01/2029	3,500	4,488

		69,093

INDIANA 1.3%

Indiana Finance Authority Revenue Bonds, Series 2019
7.000% due 03/01/2039	1,250	1,204

Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
4.000% due 11/15/2046	2,500	2,866

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	755	764

		4,834

IOWA 0.1%

Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	76	5
5.400% due 11/15/2046 ^	379	412

		417

KANSAS 0.6%

University of Kansas Hospital Authority Revenue Bonds, Series 2015
4.000% due 09/01/2040 (d)	2,000	2,191

		2,191

LOUISIANA 4.3%

East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019
4.000% due 02/01/2045	3,100	3,625

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (d)	4,000	4,590

Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2042	4,000	4,785

Louisiana Public Facilities Authority Revenue Bonds, Series 2020
4.000% due 04/01/2050	750	880

Parish of St James, Louisiana Revenue Bonds, Series 2010
6.350% due 07/01/2040	1,350	1,814

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.375% due 06/01/2037	950	1,003

		16,697

MAINE 0.7%

Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,500	1,641

Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
4.000% due 07/01/2050	1,000	1,168

		2,809

MARYLAND 1.5%

Baltimore County, Maryland General Obligation Bonds, Series 2018
4.000% due 03/01/2045 (d)	3,600	4,217

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Maryland Economic Development Corp. Revenue Bonds, Series 2020
5.000% due 07/01/2056	$500	$616

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011
6.000% due 07/01/2041	1,000	1,000

		5,833

MASSACHUSETTS 8.3%

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	1,000	1,172

Commonwealth of Massachusetts General Obligation Bonds, Series 2019
5.000% due 05/01/2046	3,000	3,812

Massachusetts Bay Transportation Authority Revenue Bonds, Series 2020
5.000% due 07/01/2050	1,500	1,879

Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.625% due 10/15/2037 ^(a)	275	124

Massachusetts Development Finance Agency Revenue Bonds, Series 2011
0.000% due 11/15/2056 (b)(f)	119	23

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (d)	2,500	2,840
5.000% due 01/01/2047	1,000	1,166

Massachusetts Housing Finance Agency Revenue Bonds, Series 2003
5.125% due 06/01/2043	525	526

Massachusetts School Building Authority Revenue Bonds, Series 2012
5.250% due 02/15/2048 (d)	3,000	3,791

University of Massachusetts Building Authority, Revenue Bonds, Series 2013
4.000% due 11/01/2043 (d)	15,745	16,555

		31,888

MICHIGAN 5.2%

Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036 (d)	3,000	3,501
4.000% due 12/01/2040 (d)	500	578
5.000% due 12/01/2031 (d)	1,200	1,484

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (b)	14,605	1,962

Michigan Finance Authority Revenue Bonds, Series 2021
5.000% due 12/01/2046 (d)	2,425	2,965

Michigan Finance Authority Revenue Notes, Series 2021
5.000% due 06/01/2027 (d)	75	93

Michigan State University Revenue Bonds, Series 2019
4.000% due 02/15/2044	2,500	2,943

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (b)	12,500	634

Michigan Trunk Line State Revenue Bonds, Series 2020
4.000% due 11/15/2045	5,000	6,052

		20,212

MINNESOTA 0.5%

Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048	1,750	2,026

MISSOURI 0.2%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
5.000% due 02/15/2036	425	534

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jennings, Missouri Revenue Bonds, Series 2006
5.000% due 11/01/2023	$160	$112

		646

NEBRASKA 2.1%

Central Plains Energy Project, Nebraska Revenue Bonds, Series 2017
5.000% due 09/01/2042	5,500	8,219

NEVADA 1.7%

Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (d)	4,545	5,195

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (b)	11,000	1,188

		6,383

NEW JERSEY 9.5%

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019
3.870% due 11/15/2035 (f)	3,256	3,804

New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	5,000	5,977

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
6.500% due 04/01/2028	4,500	4,963

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	2,000	2,196

New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (b)	3,200	2,433

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2021
4.000% due 06/15/2036	1,500	1,800

South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	900	1,075

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	1,200	1,518
5.000% due 06/01/2046	7,000	8,325
5.250% due 06/01/2046	3,500	4,289

		36,380

NEW YORK 14.6%

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	1,615	1,622

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019
4.000% due 11/15/2049	2,120	2,457

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,054

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2042	5,500	6,327

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	311	0
6.700% due 01/01/2049 ^(a)	863	690

New York City Water & Sewer System, New York Revenue Bonds, Series 2020
4.000% due 06/15/2050	4,000	4,747

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,000	1,108

42	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Liberty Development Corp., Revenue Bonds, Series 2007
5.500% due 10/01/2037	$1,700	$2,574

New York Liberty Development Corp., Revenue Bonds, Series 2011
5.000% due 11/15/2044	11,000	11,177

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	3,500	4,139

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	1,000	1,152

New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019
4.000% due 01/01/2053	500	583

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2041	5,500	6,472
4.000% due 01/01/2053	620	717

New York State Urban Development Corp. Revenue Bonds, Series 2017
4.000% due 03/15/2046 (d)	7,000	8,025

New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2039	1,250	1,501

		56,345

NORTH CAROLINA 2.3%

New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	6,000	6,070

University of North Carolina Hospitals at Chapel Hill Revenue Bonds, Series 2016
4.000% due 02/01/2046	2,500	2,770

		8,840

NORTH DAKOTA 0.2%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043	940	950

OHIO 10.4%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2042	1,000	1,144

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.250% due 06/01/2037	5,000	5,279

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (b)	26,000	4,260
5.000% due 06/01/2055	6,970	8,148

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	9,310	10,454

Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	1,500	1,566

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	650	741

Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	5,000	5,388

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020
5.000% due 12/01/2050	1,250	1,615

Southern Ohio Port Authority Revenue Bonds, Series 2020
7.000% due 12/01/2042	1,400	1,584

		40,179

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OKLAHOMA 1.0%

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2057	$1,600	$1,974

Oklahoma Water Resources Board Revenue Bonds, Series 2020
4.000% due 10/01/2049	1,500	1,810

		3,784

OREGON 0.2%

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
4.000% due 08/15/2039	500	600

PENNSYLVANIA 4.8%

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 04/01/2050	1,000	1,166

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
6.400% due 12/01/2038	1,350	1,321

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	1,650	2,056

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/15/2049	1,350	1,702

Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	5,000	5,565

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	1,000	1,079

Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2042	1,645	1,718

Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2019
5.000% due 11/01/2054	3,100	3,925

		18,532

PUERTO RICO 5.6%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (b)	22,000	1,502

Commonwealth of Puerto Rico General Obligation Bonds, Series 2014
8.000% due 07/01/2035 ^(a)	5,500	4,565

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005
5.000% due 07/01/2030 ^(a)	1,425	759

Puerto Rico Public Buildings Authority Revenue Bonds, Series 2011
6.000% due 07/01/2041 ^(a)	1,000	1,020

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	17,624	5,818
4.750% due 07/01/2053	6,992	7,960

		21,624

SOUTH CAROLINA 1.9%

South Carolina Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,544
5.500% due 12/01/2053	1,750	1,951

		7,495

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TENNESSEE 0.8%

Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020
4.000% due 11/01/2055	$1,000	$1,074

Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2019
4.000% due 07/01/2049	1,000	1,180

Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019
5.750% due 10/01/2059	750	801

		3,055

TEXAS 11.8%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	650	656

Austin, Texas Electric Utility Revenue Bonds, Series 2019
5.000% due 11/15/2044	1,585	2,033

Bexar County Texas Hospital District, General Obligation Bonds, Series 2018
4.000% due 02/15/2043	2,500	2,860

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	1,000	1,169

Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	1,300	1,305

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,500	4,986

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018
5.000% due 10/01/2048 (d)	4,000	4,948

Houston Community College System, Texas General Obligation Bonds, Series 2013
4.000% due 02/15/2043 (d)	5,000	5,311

Houston, Texas Combined Utility System Revenue Bonds, Series 2019
4.000% due 11/15/2044	1,500	1,792

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	300	345
4.000% due 08/15/2035 (d)	800	918
4.000% due 08/15/2036 (d)	600	687
4.000% due 08/15/2037 (d)	900	1,029
4.000% due 08/15/2040 (d)	900	1,025

North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	600	605

North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,717
5.000% due 01/01/2048	1,250	1,497

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	500	572

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2026	150	184

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	7,295	8,598

University of North Texas System Revenue Bonds, Series 2018
4.000% due 04/15/2050	2,200	2,502

Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	500	505

		45,244

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2021	43

Schedule of Investments	PIMCO Municipal Income Fund III	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTAH 1.1%

Utah County, Utah Revenue Bonds, Series 2018
4.000% due 05/15/2041 (d)	$3,000	$3,507

Utah County, Utah Revenue Bonds, Series 2020
4.000% due 05/15/2043	550	656

		4,163

VIRGINIA 4.4%

Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018
4.000% due 05/15/2048	1,000	1,160

James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(a)	201	18
6.000% due 06/01/2043	589	626

University of Virginia Revenue Bonds, Series 2018
4.000% due 08/01/2048 (d)	5,000	5,837

Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018
4.000% due 05/15/2041 (d)	4,000	4,704

Virginia Small Business Financing Authority Revenue Bonds, Series 2020
4.000% due 12/01/2049	3,800	4,487

		16,832

WASHINGTON 2.1%

Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018
4.000% due 01/01/2046	4,000	4,593

Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019
4.000% due 04/01/2044	1,000	1,111

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
5.000% due 07/01/2058	$1,250	$1,508

Washington State Housing Finance Commission Revenue Bonds, Series 2018
5.000% due 07/01/2038	825	914

		8,126

WEST VIRGINIA 1.1%

Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	1,000	1,157

West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (d)	1,500	1,701

West Virginia State General Obligation Bonds, Series 2019
5.000% due 12/01/2041	1,000	1,280

		4,138

WISCONSIN 5.7%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
7.000% due 01/01/2050	2,500	2,500

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	2,500	2,087
7.000% due 07/01/2048	750	829

Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.000% due 01/01/2060 (b)	7,500	663

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 07/01/2056	650	744

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Public Finance Authority, Wisconsin Revenue Notes, Series 2017
6.250% due 08/01/2027	$1,000	$1,146

University of Wisconsin Hospitals & Clinics Authority Revenue Bonds, Series 2013
5.000% due 04/01/2038	3,500	3,796

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2050 (b)	9,410	3,498

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	1,500	1,713

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (d)	2,000	2,305

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 04/01/2044	2,000	2,473

		21,754

Total Municipal Bonds & Notes (Cost $569,604)		642,627

Total Investments in Securities (Cost $569,604)		642,627

Total Investments 167.0% (Cost $569,604)		$642,627

Auction Rate Preferred Shares (40.2)%		(154,700)

Variable Rate MuniFund Term Preferred Shares, at liquidation value (8.9)%		(34,277)

Other Assets and Liabilities, net (17.9)%		(68,881)

Net Assets Applicable to Common Shareholders 100.0%		$384,769

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(e)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2021.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%	11/15/2035	10/26/2020	$3,772	$3,804	0.99%
Massachusetts Development Finance Agency Revenue Bonds, Series 2011	0.000	11/15/2056	07/20/2007	5	23	0.01

				$3,777	$3,827	1.00%

44	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2021	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$30,860	$0	$30,860
Arizona	0	29,315	0	29,315
California	0	35,173	0	35,173
Colorado	0	13,435	0	13,435
Connecticut	0	6,420	0	6,420
District of Columbia	0	3,476	0	3,476
Florida	0	35,998	0	35,998
Georgia	0	18,661	0	18,661
Illinois	0	69,093	0	69,093
Indiana	0	4,834	0	4,834
Iowa	0	417	0	417
Kansas	0	2,191	0	2,191
Louisiana	0	16,697	0	16,,697
Maine	0	2,809	0	2,809
Maryland	0	5,833	0	5,833
Massachusetts	0	31,888	0	31,888
Michigan	0	20,212	0	20,212
Minnesota	0	2,026	0	2,026
Missouri	0	646	0	646
Nebraska	0	8,219	0	8,219

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021
Nevada	$0	$6,383	$0	$6,383
New Jersey	0	36,380	0	36,380
New York	0	56,345	0	56,345
North Carolina	0	8,840	0	8,840
North Dakota	0	950	0	950
Ohio	0	40,179	0	40,179
Oklahoma	0	3,784	0	3,784
Oregon	0	600	0	600
Pennsylvania	0	18,532	0	18,532
Puerto Rico	0	21,624	0	21,624
South Carolina	0	7,495	0	7,495
Tennessee	0	3,055	0	3,055
Texas	0	45,244	0	45,244
Utah	0	4,163	0	4,163
Virginia	0	16,832	0	16,832
Washington	0	8,126	0	8,126
West Virginia	0	4,138	0	4,138
Wisconsin	0	21,754	0	21,754

Total Investments	$0	$642,627	$0	$642,627

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2021	45

Schedule of Investments	PIMCO California Municipal Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 174.0%

MUNICIPAL BONDS & NOTES 174.0%

ARIZONA 0.4%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050	$850	$1,021

CALIFORNIA 155.7%

Bay Area Toll Authority, California Revenue Bonds, Series 2017
5.000% due 04/01/2056	1,750	2,184

California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	3,925	4,504

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,955	2,960
6.125% due 06/01/2038	1,000	1,001

California County Tobacco Securitization Agency Revenue Bonds, Series 2007
0.000% due 06/01/2057 (b)	7,000	914

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (b)	4,700	947

California Educational Facilities Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	2,500	3,941

California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	800	946

California Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 10/01/2039	1,250	1,440
5.000% due 10/01/2048	1,000	1,221

California Educational Facilities Authority Revenue Bonds, Series 2021
5.000% due 04/01/2051	1,000	1,625

California Enterprise Development Authority Revenue Bonds, Series 2020
5.000% due 08/01/2050	700	870

California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020
4.000% due 11/01/2040	1,195	1,412

California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	5,050	5,146

California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,006

California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	7,300	7,695

California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	1,675	1,843

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	1,300	1,501

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2039 (c)	8,500	9,607
5.000% due 11/15/2046 (c)	5,000	6,080
5.000% due 08/15/2055	6,000	7,110

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2049	3,500	4,104
4.000% due 06/01/2050	3,250	3,817

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	10,764

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (b)	5,250	486

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 07/01/2050	$350	$405
4.000% due 11/01/2050	860	1,011

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	500	603
5.000% due 06/01/2043	1,370	1,684
5.000% due 06/01/2048	1,370	1,682

California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.100% due 06/01/2040	2,000	2,007

California Public Finance Authority Revenue Bonds, Series 2017
4.000% due 08/01/2047 (c)	5,140	5,802

California Public Finance Authority Revenue Bonds, Series 2019
6.250% due 07/01/2054	1,350	1,552

California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	7,000	7,760

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	2,750	3,205

California State General Obligation Bonds, Series 2018
5.000% due 10/01/2047	1,275	1,521

California State General Obligation Bonds, Series 2019
4.000% due 10/01/2039	1,000	1,208

California State General Obligation Bonds, Series 2020
4.000% due 03/01/2050	2,250	2,676

California State Public Works Board Revenue Bonds, Series 2011
5.000% due 12/01/2029	1,500	1,530

California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	8,000	9,389

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2040	1,000	1,145
4.000% due 07/01/2043	350	399
4.000% due 07/01/2047	1,750	1,984

California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	11,500	11,914
5.125% due 05/15/2031	4,000	4,015
5.375% due 05/15/2038	4,500	4,517

California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.500% due 12/01/2054	1,400	1,590

California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	251
5.000% due 12/01/2046	5,700	6,409

California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	1,136
4.000% due 12/01/2057	2,000	2,102
5.500% due 12/01/2058	1,775	2,113

California Statewide Financing Authority Revenue Bonds, Series 2002
5.625% due 05/01/2029	30	30
6.000% due 05/01/2037	3,000	3,014

Chaffey Joint Union High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047 (c)	5,500	6,253

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
4.000% due 10/01/2056	600	657

El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2034 (d)	14,425	14,481

Folsom Cordova Unified School District School Facilities Improvement District No. 5, California General Obligation Bonds, Series 2018
4.000% due 10/01/2043 (c)	3,500	4,091

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	860	971

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.300% due 06/01/2037	1,740	1,810

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	$2,000	$2,514
5.000% due 06/01/2047	2,750	2,843
5.250% due 06/01/2047	15,500	16,074

Hacienda La Puente Unified School District, General Obligation Bonds, Series 2017
4.000% due 08/01/2047	2,000	2,278

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	3,400	3,958

Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2061	2,000	2,339

Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	6,000	6,868

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2016
5.000% due 11/01/2041 (c)	6,000	7,175

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,269
5.500% due 11/15/2030	415	557

Long Beach Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2045	500	581

Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	5,000	5,019

Los Angeles Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2041 (c)	3,500	4,118

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2019
5.000% due 07/01/2044	2,500	3,138

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	1,500	1,653

Los Angeles Department of Airports, California Revenue Bonds, Series 2020
5.000% due 05/15/2039	2,450	3,172

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2037	4,100	4,294
5.000% due 07/01/2043	5,000	5,229

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	2,000	2,217

Los Angeles Department of Water, California Revenue Bonds, Series 2019
5.000% due 07/01/2049	1,000	1,281

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	15,345	25,325

Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2040	3,000	3,515

Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
5.000% due 08/01/2041	1,265	1,622
5.000% due 08/01/2044	1,700	2,166

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	5,300	6,179

Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
0.000% due 08/01/2031 (b)	1,750	1,519

Northern California Energy Authority Revenue Bonds, Series 2018
4.000% due 07/01/2049	2,300	2,530

Orange County, California Local Transportation Authority Revenue Bonds, Series 2019
5.000% due 02/15/2041	1,000	1,268

46	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacifica School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2048	$1,750	$1,956

Palomar Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2046 (c)	4,530	5,164

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013
5.000% due 05/15/2043	2,000	2,155

River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,162

Riverside, California Sewer Revenue Bonds, Series 2018
4.000% due 08/01/2038	4,250	4,937

Riverside, California Water Revenue Bonds, Series 2019
5.000% due 10/01/2048	3,250	4,128

Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (c)	2,800	3,340
5.000% due 10/01/2047 (c)	1,700	2,027

Sacramento Municipal Utility District, California Revenue Bonds, Series 2019
5.000% due 08/15/2039	1,000	1,291

Sacramento, California Special Tax Bonds, Series 2021
4.000% due 09/01/2046	1,200	1,357

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020
4.000% due 08/01/2045	2,750	3,296

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042 (c)	5,500	6,391

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2044	2,560	3,081

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017
5.000% due 05/01/2047	2,625	3,203

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2039	2,000	2,543
5.000% due 05/01/2049	2,000	2,510

San Joaquin County Transportation Authority, California Revenue Bonds, Series 2017
4.000% due 03/01/2041 (c)	2,200	2,483
5.000% due 03/01/2041 (c)	3,300	4,045

San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014
4.125% due 09/01/2043	1,000	1,123

San Jose Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2042	1,000	1,186

San Jose, California General Obligation Bonds, Series 2019
5.000% due 09/01/2041	1,500	1,901
5.000% due 09/01/2042	500	632

San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	1,500	1,504

San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,200	1,205

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (b)	3,000	2,464

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Mateo County, California Community College District General Obligation Bonds, Series 2018
5.000% due 09/01/2045	$4,000	$5,076

San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019
4.000% due 08/01/2044	1,540	1,830

Santa Clara County, California General Obligation Bonds, Series 2013
4.000% due 08/01/2041 (c)	4,000	4,140

University of California Revenue Bonds, Series 2016
4.000% due 05/15/2046 (c)	10,500	11,829

University of California Revenue Bonds, Series 2017
5.000% due 05/15/2047	5,000	6,147

University of California Revenue Bonds, Series 2019
5.000% due 05/15/2049	2,500	3,163

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	3,250	3,515

Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	2,500	2,776

		420,302

ILLINOIS 5.9%

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,000	2,272

Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	3,400	3,896

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	2,500	3,141

Illinois State General Obligation Bonds, Series 2012
5.000% due 08/01/2023	1,500	1,642

Illinois State General Obligation Bonds, Series 2017
5.000% due 12/01/2038	1,200	1,431

Illinois State General Obligation Bonds, Series 2020
4.125% due 10/01/2036	2,000	2,377

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	1,000	1,232

		15,991

LOUISIANA 0.3%

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.375% due 06/01/2037	650	686

MICHIGAN 0.5%

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (b)	10,535	1,415

NEW JERSEY 0.8%

New Jersey State General Obligation Bonds, Series 2020
4.000% due 06/01/2032	1,600	2,020

NEW YORK 0.5%

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2039	1,200	1,349

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORTH DAKOTA 0.2%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043	$650	$657

OHIO 1.1%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
5.000% due 06/01/2055	2,540	2,969

PENNSYLVANIA 0.5%

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	1,170	1,458

PUERTO RICO 7.0%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (b)	14,900	1,017

Commonwealth of Puerto Rico General Obligation Bonds, Series 2014
8.000% due 07/01/2035 ^(a)	3,950	3,278

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005
5.000% due 07/01/2030 ^(a)	1,000	533

Puerto Rico Public Buildings Authority Revenue Bonds, Series 2011
6.000% due 07/01/2041 ^(a)	750	765

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	15,700	5,183
0.000% due 07/01/2051 (b)	10,000	2,395
4.750% due 07/01/2053	5,085	5,789

		18,960

TEXAS 0.2%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	460	464

WISCONSIN 0.9%

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2060 (b)	10,000	2,357

Total Municipal Bonds & Notes (Cost $427,244)		469,649

Total Investments in Securities (Cost $427,244)		469,649

Total Investments 174.0% (Cost $427,244)		$469,649

Auction Rate Preferred Shares (44.7)%		(120,625)

Variable Rate MuniFund Term Preferred Shares, at liquidation value (10.9)%		(29,282)

Other Assets and Liabilities, net (18.4)%		(49,758)

Net Assets Applicable to Common Shareholders 100.0%		$269,984

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2021	47

Schedule of Investments	PIMCO California Municipal Income Fund	(Cont.)	June 30, 2021	(Unaudited)

(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001	5.250%	01/01/2034	08/02/2001	$ 14,425	$14,481	5.36%

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$1,021	$0	$1,021
California	0	420,302	0	420,302
Illinois	0	15,991	0	15,991
Louisiana	0	686	0	686
Michigan	0	1,415	0	1,415
New Jersey	0	2,020	0	2,020
New York	0	1,349	0	1,349

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021
North Dakota	$0	$657	$0	$657
Ohio	0	2,969	0	2,969
Pennsylvania	0	1,458	0	1,458
Puerto Rico	0	18,960	0	18,960
Texas	0	464	0	464
Wisconsin	0	2,357	0	2,357

Total Investments	$0	$469,649	$0	$469,649

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

48	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO California Municipal Income Fund II	June 30, 2021	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 165.7%

MUNICIPAL BONDS & NOTES 165.7%

ARIZONA 0.4%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050	$940	$1,129

CALIFORNIA 147.8%

Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	3,000	3,457

Bay Area Toll Authority, California Revenue Bonds, Series 2017
4.000% due 04/01/2047	3,000	3,447
5.000% due 04/01/2056	2,000	2,496

California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	4,400	5,049

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2043	1,365	1,367

California County Tobacco Securitization Agency Revenue Bonds, Series 2007
0.000% due 06/01/2057 (b)	9,000	1,176

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (b)	5,100	1,028

California Educational Facilities Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	2,750	4,335

California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	835	988

California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2043	1,300	1,596
5.000% due 10/01/2048	1,320	1,612

California Educational Facilities Authority Revenue Bonds, Series 2021
5.000% due 04/01/2051	1,100	1,787

California Enterprise Development Authority Revenue Bonds, Series 2020
5.000% due 08/01/2050	750	932

California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020
4.000% due 11/01/2040	1,285	1,518

California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	5,400	5,503

California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,006

California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 11/15/2034	1,000	1,048
5.000% due 11/15/2040	4,000	4,064
5.000% due 08/15/2051	5,555	5,856

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	5,000	5,772

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2047	1,500	1,705
5.000% due 11/15/2046	1,000	1,216
5.000% due 08/15/2055	6,275	7,436

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2049	3,750	4,397
4.000% due 06/01/2050	3,500	4,110

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	10,764

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (b)	$6,250	$578
4.000% due 07/01/2050	350	405
4.000% due 11/01/2055	915	1,074

California Municipal Finance Authority Revenue Bonds, Series 2017
5.000% due 01/01/2042	1,750	2,102

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	1,000	1,206
5.000% due 06/01/2043	1,465	1,800

California Public Finance Authority Revenue Bonds, Series 2017
4.000% due 08/01/2047 (c)	5,400	6,095

California Public Finance Authority Revenue Bonds, Series 2019
6.250% due 07/01/2054	1,650	1,897

California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	7,000	7,760

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	3,250	3,788

California State General Obligation Bonds, Series 2018
4.000% due 10/01/2039	4,500	5,127
5.000% due 10/01/2047	2,000	2,386

California State General Obligation Bonds, Series 2020
4.000% due 03/01/2040	3,350	4,049
4.000% due 03/01/2046	1,000	1,194

California State Public Works Board Revenue Bonds, Series 2011
5.000% due 12/01/2029	2,000	2,040

California State Public Works Board Revenue Bonds, Series 2013
5.000% due 03/01/2038	2,500	2,689

California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	5,000	5,868

California State University Revenue Bonds, Series 2020
4.000% due 11/01/2051	3,000	3,579

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2043	1,350	1,538

California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	9,705	10,054
5.375% due 05/15/2038	4,500	4,517

California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.500% due 12/01/2054	1,500	1,704

California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	251
5.000% due 06/01/2046	2,000	2,302
5.000% due 12/01/2046	2,000	2,249
5.250% due 12/01/2056	2,000	2,259

California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	1,136
4.000% due 12/01/2053	230	242
4.000% due 12/01/2057	2,000	2,102
5.000% due 03/01/2048	1,000	1,217
5.500% due 12/01/2058	7,200	8,570

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	2,000	2,009

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
4.000% due 10/01/2056	550	602

Folsom Cordova Unified School District School Facilities Improvement District No. 5, California General Obligation Bonds, Series 2018
4.000% due 10/01/2043 (c)	3,600	4,208

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	920	1,039

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	$1,400	$1,569

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	1,500	1,885
5.000% due 06/01/2034	4,500	5,575
5.000% due 06/01/2047	2,950	3,050
5.250% due 06/01/2047	11,500	11,926

Hacienda La Puente Unified School District, General Obligation Bonds, Series 2017
4.000% due 08/01/2047	3,000	3,418

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	3,500	4,074

Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2061	2,650	3,099

Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	3,000	3,434

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	460	618
5.500% due 11/15/2037	7,500	11,273

Long Beach Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2045	550	639

Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	500	502

Los Angeles Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2041 (c)	3,600	4,235

Los Angeles County, California Facilities, Inc., Revenue Bonds, Series 2018
4.000% due 12/01/2048	2,500	2,899

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2019
5.000% due 07/01/2044	2,700	3,389

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	2,000	2,204

Los Angeles Department of Airports, California Revenue Bonds, Series 2020
4.000% due 05/15/2048	2,575	3,047

Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2018
5.000% due 07/01/2043	2,000	2,509

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	3,000	3,326

Los Angeles Department of Water, California Revenue Bonds, Series 2019
5.000% due 07/01/2049	5,000	6,403

Los Angeles, California Wastewater System Revenue Bonds, Series 2017
5.000% due 06/01/2039	1,000	1,235

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	16,445	27,141
7.000% due 11/01/2034	1,000	1,576

Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
5.000% due 08/01/2041	1,500	1,923
5.000% due 08/01/2044	1,850	2,358

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	4,400	5,130

Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
0.000% due 08/01/2031 (b)	1,900	1,650

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2021	49

Schedule of Investments	PIMCO California Municipal Income Fund II	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Northern California Energy Authority Revenue Bonds, Series 2018
4.000% due 07/01/2049	$2,500	$2,750

Orange County, California Local Transportation Authority Revenue Bonds, Series 2019
5.000% due 02/15/2041	3,000	3,805

Pacifica School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2048	2,000	2,235

Palomar Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2046 (c)	4,000	4,560

Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2040 (b)	11,000	7,274
0.000% due 08/01/2046 (b)	16,000	8,069

River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,162

Riverside, California Sewer Revenue Bonds, Series 2018
4.000% due 08/01/2038	3,500	4,066

Riverside, California Water Revenue Bonds, Series 2019
5.000% due 10/01/2048	3,540	4,497

Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (c)	2,800	3,340
5.000% due 10/01/2047 (c)	1,700	2,027

Sacramento Municipal Utility District, California Revenue Bonds, Series 2019
5.000% due 08/15/2039	2,500	3,227

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020
4.000% due 08/01/2038	1,610	1,969
4.000% due 08/01/2045	1,250	1,498

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017
5.000% due 08/01/2047	1,000	1,226

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2044	2,780	3,345

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017
5.000% due 05/01/2047	2,750	3,356

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018
5.000% due 05/01/2048	2,700	3,339

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2050	1,500	1,880

San Francisco, California City & County Certificates of Participation Bonds, Series 2019
4.000% due 04/01/2038	3,000	3,504

San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018
4.000% due 10/01/2043 (c)	10,000	11,689

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020
4.000% due 11/01/2050	2,500	3,007

San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014
4.125% due 09/01/2043	1,750	1,965

San Jose Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2042	1,000	1,186

San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	1,000	1,003

San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2032	850	996

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 10/01/2033	$1,125	$1,317

San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,300	1,305

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (b)	12,000	9,855

San Mateo County, California Community College District General Obligation Bonds, Series 2018
5.000% due 09/01/2045 (c)	11,900	15,101

San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019
4.000% due 08/01/2044	1,655	1,966

Santa Ana Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2048	1,750	2,029

Santa Clara County, California General Obligation Bonds, Series 2013
4.000% due 08/01/2041 (c)	4,000	4,140

University of California Revenue Bonds, Series 2019
5.000% due 05/15/2049	2,000	2,531

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	3,000	3,245

Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	3,000	3,331

		437,183

ILLINOIS 6.6%

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,350	2,670

Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	6,035	6,915

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	2,000	2,513

Illinois State General Obligation Bonds, Series 2012
5.000% due 08/01/2023	1,500	1,642

Illinois State General Obligation Bonds, Series 2017
5.000% due 12/01/2038	1,400	1,669

Illinois State General Obligation Bonds, Series 2018
5.000% due 05/01/2035	1,000	1,211

Illinois State General Obligation Bonds, Series 2020
4.125% due 10/01/2036	1,500	1,783

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	1,000	1,232

		19,635

LOUISIANA 0.2%

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.375% due 06/01/2037	725	765

MICHIGAN 0.5%

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (b)	11,360	1,526

NEW YORK 1.1%

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2039	1,250	1,405

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	1,250	1,802

		3,207

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORTH DAKOTA 0.2%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043	$720	$727

OHIO 1.1%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
5.000% due 06/01/2055	2,690	3,145

PENNSYLVANIA 0.9%

Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017
4.000% due 11/01/2050	1,000	980

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	1,275	1,588

		2,568

PUERTO RICO 5.8%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (b)	16,300	1,113

Commonwealth of Puerto Rico General Obligation Bonds, Series 2014
8.000% due 07/01/2035 ^(a)	4,500	3,735

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005
5.000% due 07/01/2030 ^(a)	1,100	586

Puerto Rico Public Buildings Authority Revenue Bonds, Series 2011
6.000% due 07/01/2041 ^(a)	750	765

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	6,115	2,019
0.000% due 07/01/2051 (b)	11,715	2,805
4.750% due 07/01/2053	5,425	6,176

		17,199

TEXAS 0.2%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	500	505

WISCONSIN 0.9%

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2060 (b)	10,800	2,545

Total Municipal Bonds & Notes (Cost $428,045)		490,134

Total Investments in Securities (Cost $428,045)		490,134

Total Investments 165.7% (Cost $428,045)		$490,134

Auction Rate Preferred Shares (43.5)%		(128,675)

Variable Rate MuniFund Term Preferred Shares, at liquidation value (11.6)%		(34,277)

Other Assets and Liabilities, net (10.6)%		(31,471)

Net Assets Applicable to Common Shareholders 100.0%		$295,711

50	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2021	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$1,129	$0	$1,129
California	0	437,183	0	437,183
Illinois	0	19,635	0	19,635
Louisiana	0	765	0	765
Michigan	0	1,526	0	1,526
New York	0	3,207	0	3,207

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021
North Dakota	$0	$727	$0	$727
Ohio	0	3,145	0	3,145
Pennsylvania	0	2,568	0	2,568
Puerto Rico	0	17,199	0	17,199
Texas	0	505	0	505
Wisconsin	0	2,545	0	2,545

Total Investments	$0	$490,134	$0	$490,134

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2021	51

Schedule of Investments	PIMCO California Municipal Income Fund III

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 170.2%

MUNICIPAL BONDS & NOTES 170.2%

ARIZONA 0.4%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050	$730	$877

CALIFORNIA 152.8%

Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048	8,000	8,716

California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	3,700	4,246

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2035	6,165	6,176
6.000% due 06/01/2042	7,000	7,012

California County Tobacco Securitization Agency Revenue Bonds, Series 2007
0.000% due 06/01/2057 (b)	4,000	523

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (b)	4,000	806

California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	700	828

California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2043	1,000	1,228

California Educational Facilities Authority Revenue Bonds, Series 2021
5.000% due 04/01/2051	900	1,462

California Enterprise Development Authority Revenue Bonds, Series 2020
5.000% due 08/01/2050	600	745

California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020
4.000% due 11/01/2040	1,020	1,205

California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	4,550	4,637

California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,006

California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	5,205	5,487

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	3,000	3,463

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2039 (c)	6,500	7,347
4.000% due 10/01/2047	750	852
5.000% due 11/15/2046 (c)	5,000	6,080
5.000% due 08/15/2055	5,000	5,925

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2049	2,750	3,224
4.000% due 06/01/2050	3,250	3,817

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	10,764

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (b)	5,000	462
4.000% due 11/01/2045	850	1,001
4.000% due 07/01/2050	300	347

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 06/01/2043	1,165	1,432
5.000% due 06/01/2048	1,100	1,350

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Public Finance Authority Revenue Bonds, Series 2017
4.000% due 08/01/2047 (c)	$4,200	$4,741

California Public Finance Authority Revenue Bonds, Series 2019
6.250% due 07/01/2054	1,250	1,437

California School Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2047	1,115	1,308

California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	5,000	5,543

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	1,500	1,748

California State General Obligation Bonds, Series 2018
5.000% due 10/01/2047	2,000	2,386

California State General Obligation Bonds, Series 2019
4.000% due 10/01/2039	1,500	1,812

California State General Obligation Bonds, Series 2020
4.000% due 03/01/2050	1,750	2,081

California State Public Works Board Revenue Bonds, Series 2013
5.000% due 03/01/2038	2,500	2,689

California State University Revenue Bonds, Series 2011
5.000% due 11/01/2042	6,200	6,300

California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	6,750	7,922

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2047	250	283

California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	11,000	11,223

California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	11,220	11,624
5.375% due 05/15/2038	2,000	2,007

California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.500% due 12/01/2054	3,600	4,089

California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	200	223
5.000% due 06/01/2046	1,000	1,151
5.000% due 12/01/2046	3,100	3,486

California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 03/01/2042	2,500	2,879
4.000% due 07/01/2048	850	966
4.000% due 12/01/2057	2,000	2,102

California Statewide Communities Development Authority Revenue Notes, Series 2011
6.500% due 11/01/2021	65	66

Chaffey Joint Union High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047 (c)	4,500	5,116

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
4.000% due 10/01/2056	750	821

Folsom Cordova Unified School District School Facilities Improvement District No. 5, California General Obligation Bonds, Series 2018
4.000% due 10/01/2043 (c)	2,900	3,390

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	720	813

Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,400	1,569

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	1,500	1,885
5.000% due 06/01/2047	2,115	2,187
5.250% due 06/01/2047	8,885	9,214

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	$1,150	$1,339

Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2061	2,000	2,339

Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	5,000	5,723

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2016
5.000% due 11/01/2041 (c)	4,000	4,783

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	360	483

Long Beach Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2045	450	523

Long Beach Unified School District, California General Obligation Bonds, Series 2009
5.750% due 08/01/2033	305	306

Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	2,120	2,128

Los Angeles Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2041 (c)	2,900	3,412

Los Angeles County, California Facilities, Inc., Revenue Bonds, Series 2018
4.000% due 12/01/2048	2,000	2,319

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2019
5.000% due 07/01/2044	2,200	2,762

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	1,185	1,306

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2037	2,000	2,095
5.000% due 07/01/2043	2,115	2,212

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	1,000	1,109

Los Angeles Department of Water, California Revenue Bonds, Series 2019
5.000% due 07/01/2049	1,500	1,921

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	9,825	16,215
7.000% due 11/01/2034	2,285	3,601

Manteca Financing Authority, California Revenue Bonds, Series 2009
5.750% due 12/01/2036	1,000	1,023

Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2040	2,545	2,982

Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
5.000% due 08/01/2044	1,450	1,848

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	7,300	8,511

Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
0.000% due 08/01/2031 (b)	1,485	1,289

Northern California Energy Authority Revenue Bonds, Series 2018
4.000% due 07/01/2049	2,000	2,200

Oakland Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 09/01/2036	800	931

52	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Orange County, California Local Transportation Authority Revenue Bonds, Series 2019
5.000% due 02/15/2041	$1,000	$1,268

Pacifica School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2048	1,250	1,397

Palomar Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2046 (c)	3,000	3,420

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013
5.000% due 05/15/2043	5,000	5,387

River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,162

Riverside, California Sewer Revenue Bonds, Series 2018
4.000% due 08/01/2038	2,000	2,323

Riverside, California Water Revenue Bonds, Series 2019
5.000% due 10/01/2048	1,500	1,905

Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (c)	2,200	2,624
5.000% due 10/01/2047 (c)	1,500	1,788

Sacramento Municipal Utility District, California Revenue Bonds, Series 2013
5.000% due 08/15/2037	3,000	3,279

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,325	1,442

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042 (c)	4,500	5,229

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2044	2,160	2,599

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017
5.000% due 05/01/2047	2,125	2,593

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018
5.000% due 05/01/2048	2,000	2,474

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2050	2,500	3,134

San Francisco, California City & County Redevelopment Agency Special Tax Bonds, Series 2013
5.000% due 08/01/2028	1,505	1,574

San Joaquin County Transportation Authority, California Revenue Bonds, Series 2017
4.000% due 03/01/2041 (c)	1,800	2,032
5.000% due 03/01/2041 (c)	2,700	3,310

San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014
4.125% due 09/01/2043	1,250	1,403

San Jose Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2042	1,000	1,186

San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	1,500	1,504

San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2034	885	1,035

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	$1,000	$1,004

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (b)	2,530	2,078

San Mateo County, California Community College District General Obligation Bonds, Series 2018
5.000% due 09/01/2045	2,000	2,538

San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019
4.000% due 08/01/2044	1,290	1,533

Santa Ana Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2048	1,250	1,449

Santa Clara County, California General Obligation Bonds, Series 2013
4.000% due 08/01/2041 (c)	3,000	3,105

University of California Revenue Bonds, Series 2016
4.000% due 05/15/2046 (c)	6,760	7,616

University of California Revenue Bonds, Series 2017
5.000% due 05/15/2042	2,500	3,092

University of California Revenue Bonds, Series 2018
4.000% due 05/15/2043	1,050	1,217

University of California Revenue Bonds, Series 2019
5.000% due 05/15/2049	1,500	1,898

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	2,250	2,434

Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	2,500	2,776

		353,370

ILLINOIS 6.1%

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	3,000	3,432

Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	2,700	3,094
5.500% due 01/01/2033	2,500	2,874

Illinois State General Obligation Bonds, Series 2012
5.000% due 08/01/2023	1,400	1,532

Illinois State General Obligation Bonds, Series 2017
5.000% due 12/01/2038	1,700	2,027

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	1,000	1,232

		14,191

LOUISIANA 0.1%

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.375% due 06/01/2037	230	243

MICHIGAN 0.5%

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (b)	9,020	1,212

NEW JERSEY 0.8%

New Jersey State General Obligation Bonds, Series 2020
4.000% due 06/01/2032	1,500	1,894

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 0.5%

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2039	$1,050	$1,180

NORTH DAKOTA 0.3%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043	570	576

OHIO 1.1%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
5.000% due 06/01/2055	2,190	2,560

PENNSYLVANIA 0.5%

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	1,005	1,252

PUERTO RICO 6.0%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (b)	13,000	887

Commonwealth of Puerto Rico General Obligation Bonds, Series 2014
8.000% due 07/01/2035 ^(a)	3,450	2,863

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005
5.000% due 07/01/2030 ^(a)	860	458

Puerto Rico Public Buildings Authority Revenue Bonds, Series 2011
6.000% due 07/01/2041 ^(a)	600	612

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	12,795	4,224
4.750% due 07/01/2053	4,280	4,873

		13,917

TEXAS 0.2%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	390	394

WISCONSIN 0.9%

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2060 (b)	8,625	2,033

Total Municipal Bonds & Notes (Cost $357,766)		393,699

Total Investments in Securities (Cost $357,766)		393,699

Total Investments 170.2% (Cost $357,766)		$393,699

Auction Rate Preferred Shares (42.3)%		(97,875)

Variable Rate MuniFund Term Preferred Shares, at liquidation value (11.7)%		(27,084)

Other Assets and Liabilities, net (16.2)%		(37,475)

Net Assets Applicable to Common Shareholders 100.0%		$231,265

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2021	53

Schedule of Investments	PIMCO California Municipal Income Fund III	(Cont.)	June 30, 2021	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$877	$0	$877
California	0	353,370	0	353,370
Illinois	0	14,191	0	14,191
Louisiana	0	243	0	243
Michigan	0	1,212	0	1,212
New Jersey	0	1,894	0	1,894
New York	0	1,180	0	1,180

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021
North Dakota	$0	$576	$0	$576
Ohio	0	2,560	0	2,560
Pennsylvania	0	1,252	0	1,252
Puerto Rico	0	13,917	0	13,917
Texas	0	394	0	394
Wisconsin	0	2,033	0	2,033

Total Investments	$0	$393,699	$0	$393,699

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

54	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO New York Municipal Income Fund	June 30, 2021	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 165.8%

MUNICIPAL BONDS & NOTES 165.8%

ARIZONA 0.4%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050	$300	$360

CALIFORNIA 1.9%

California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (c)	1,500	1,824

		1,824

ILLINOIS 4.4%

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	885	1,006

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	1,000	1,257

Illinois State General Obligation Bonds, Series 2017
5.000% due 12/01/2038	650	775

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	1,000	1,178

		4,216

LOUISIANA 0.3%

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.375% due 06/01/2037	250	264

MICHIGAN 0.5%

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (b)	3,630	488

NEW JERSEY 0.7%

New Jersey State General Obligation Bonds, Series 2020
4.000% due 06/01/2032	550	694

NEW YORK 148.9%

Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020
4.000% due 11/01/2055	600	651

Broome County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2020
4.000% due 04/01/2050	750	867

Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 11/01/2047 (c)	1,000	1,545

Build NYC Resource Corp., New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	225	258

Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047 (c)	1,000	1,072

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	2,765	2,775
5.750% due 02/15/2047	1,300	1,306

Huntington Local Development Corp., New York Revenue Bonds, Series 2021
5.250% due 07/01/2056	500	552

Long Island Power Authority, New York Revenue Bonds, Series 2020
4.000% due 09/01/2039	500	603

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2042	2,000	2,121

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2039	$1,000	$1,124

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.000% due 11/15/2031 (c)	6,500	7,791

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2035	1,000	1,168
4.000% due 11/15/2042	1,000	1,150

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 12/01/2046	825	950
4.000% due 07/01/2050	850	1,000

Nassau County, New York General Obligation Bonds, (AGM Insured), Series 2018
5.000% due 04/01/2036	2,000	2,482

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	433	0
6.700% due 01/01/2049 ^(a)	1,200	960

Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,230	1,257

New York City Industrial Development Agency, New York Revenue Bonds, Series 2020
4.000% due 03/01/2045	1,800	2,058

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.000% due 05/01/2044	2,500	2,939
5.000% due 11/01/2043	1,030	1,302

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2021
4.000% due 02/01/2049	2,000	2,367

New York City Water & Sewer System, New York Revenue Bonds, Series 2019
5.000% due 06/15/2049 (c)	9,000	11,224
5.000% due 06/15/2049	2,000	2,562

New York City Water & Sewer System, New York Revenue Bonds, Series 2020
5.000% due 06/15/2050	1,000	1,285

New York City, General Obligation Bonds, Series 2013
5.000% due 08/01/2031	2,000	2,191

New York City, General Obligation Bonds, Series 2018
5.000% due 04/01/2043	1,500	1,842

New York City, General Obligation Bonds, Series 2019
5.000% due 08/01/2039	1,000	1,271

New York City, New York General Obligation Bonds, Series 2018
5.000% due 04/01/2045 (c)	2,700	3,305

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
5.250% due 07/15/2036	1,000	1,285

New York County, New York Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	20,000	3,751

New York County, New York Tobacco Trust V Revenue Bonds, Series 2005
0.000% due 06/01/2055 (b)	7,000	713

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (c)	4,410	6,359

New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	6,000	6,116

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,900	2,106

New York Liberty Development Corp., Revenue Bonds, Series 2011
5.000% due 12/15/2041	2,000	2,040

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	1,600	1,892

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2031	$2,000	$2,000
5.500% due 07/01/2036	1,000	1,000

New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 02/15/2029	1,000	1,079

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (c)	1,000	1,152
5.000% due 12/01/2031	500	608

New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 03/15/2043	1,000	1,169
5.000% due 03/15/2037	3,000	3,770

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2041	2,000	2,520

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 07/01/2046	1,000	1,167
4.000% due 07/01/2053	2,000	2,339

New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 01/01/2037	1,000	1,024
5.000% due 01/01/2042	3,645	3,734

New York State Urban Development Corp. Revenue Bonds, Series 2019
5.000% due 03/15/2041	500	638

New York State Urban Development Corp. Revenue Bonds, Series 2020
5.000% due 03/15/2047	1,500	1,923

New York State Urban Development Corp., Revenue Notes, Series 2019
4.000% due 03/15/2048 (c)	7,000	8,058

New York Transportation Development Corp. Revenue Bonds, Series 2021
4.000% due 04/30/2053	500	584

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2011
5.000% due 12/01/2036	600	612

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2049	1,300	1,534
5.000% due 12/01/2039	350	454

Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.250% due 11/15/2056 (c)	3,500	4,236

Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021
5.125% due 11/01/2041	350	366

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018
4.000% due 11/15/2048	1,000	1,156
5.000% due 11/15/2045 (c)	3,000	3,756

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2041	840	1,065
5.000% due 11/15/2042	500	633

Troy Capital Resource Corp., New York Revenue Bonds, Series 2020
5.000% due 09/01/2034	1,200	1,559

Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
4.625% due 09/01/2026	5,860	5,903

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2041	2,000	2,350

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	500	505

		143,134

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2021	55

Schedule of Investments	PIMCO New York Municipal Income Fund	(Cont.)	June 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORTH DAKOTA 0.2%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043	$230	$232

OHIO 1.0%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
5.000% due 06/01/2055	870	1,017

PENNSYLVANIA 0.5%

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	425	529

PUERTO RICO 5.9%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (b)	5,200	355

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commonwealth of Puerto Rico General Obligation Bonds, Series 2014
8.000% due 07/01/2035 ^(a)	$1,400	$1,162

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005
5.000% due 07/01/2030 ^(a)	355	189

Puerto Rico Public Buildings Authority Revenue Bonds, Series 2011
6.000% due 07/01/2041 ^(a)	250	255

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	1,845	609
4.750% due 07/01/2053	2,760	3,142

		5,712

TEXAS 0.2%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	160	162

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 0.9%

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2060 (b)	$3,500	$825

Total Municipal Bonds & Notes (Cost $146,434)		159,457

Total Investments in Securities (Cost $146,434)		159,457

Total Investments 165.8% (Cost $146,434)		$159,457

Auction Rate Preferred Shares (42.7)%		(41,025)

Other Assets and Liabilities, net (23.1)%		(22,282)

Net Assets Applicable to Common Shareholders 100.0%		$96,150

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$360	$0	$360
California	0	1,824	0	1,824
Illinois	0	4,216	0	4,216
Louisiana	0	264	0	264
Michigan	0	488	0	488
New Jersey	0	694	0	694
New York	0	143,134	0	143,134

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021
North Dakota	$0	$232	$0	$232
Ohio	0	1,017	0	1,017
Pennsylvania	0	529	0	529
Puerto Rico	0	5,712	0	5,712
Texas	0	162	0	162
Wisconsin	0	825	0	825

Total Investments	$0	$159,457	$0	$159,457

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

56	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO New York Municipal Income Fund II	June 30, 2021	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 167.7%

MUNICIPAL BONDS & NOTES 167.7%

ARIZONA 0.4%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050	$400	$481

ILLINOIS 5.3%

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	2,000	2,513

Illinois State General Obligation Bonds, Series 2017
5.000% due 12/01/2038	1,250	1,491

Illinois State General Obligation Bonds, Series 2020
4.125% due 10/01/2036	1,500	1,783

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	1,000	1,178

		6,965

LOUISIANA 0.2%

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.375% due 06/01/2037	300	316

MICHIGAN 0.5%

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (b)	4,985	670

NEW JERSEY 0.7%

New Jersey State General Obligation Bonds, Series 2020
4.000% due 06/01/2032	750	947

NEW YORK 151.6%

Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020
4.000% due 11/01/2055	800	868

Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 11/01/2047 (c)	2,000	3,089

Build NYC Resource Corp., New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	300	344

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2015
5.000% due 07/01/2045	3,000	3,476

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
4.000% due 07/01/2041	3,200	3,588

Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047 (c)	1,000	1,072

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	2,915	2,928

Huntington Local Development Corp., New York Revenue Bonds, Series 2021
5.250% due 07/01/2056	700	773

Long Island Power Authority, New York Revenue Bonds, Series 2014
5.000% due 09/01/2044	3,500	3,945

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019
4.000% due 11/15/2046	3,000	3,517

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2039	1,500	1,686

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.250% due 11/15/2056	$1,200	$1,434

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2035	3,500	4,086

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,750	1,918

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 12/01/2041	1,400	1,548

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 12/01/2046	1,140	1,313
4.000% due 07/01/2050	1,175	1,383

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	650	0
6.700% due 01/01/2049 ^(a)	1,800	1,440

Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.125% due 06/01/2046	4,000	4,088

New York City Housing Development Corp. Revenue Bonds, Series 2013
5.250% due 07/01/2031	1,250	1,360

New York City Industrial Development Agency, New York Revenue Bonds, Series 2020
4.000% due 03/01/2045	2,400	2,745

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 02/01/2044	2,000	2,264

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
4.000% due 08/01/2041	685	800

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.000% due 05/01/2044	1,500	1,763

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020
4.000% due 05/01/2047	1,550	1,836

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2021
4.000% due 02/01/2049	2,800	3,314

New York City Water & Sewer System, New York Revenue Bonds, Series 2018
5.000% due 06/15/2040	2,300	2,865

New York City Water & Sewer System, New York Revenue Bonds, Series 2019
5.000% due 06/15/2049 (c)	5,654	7,130

New York City Water & Sewer System, New York Revenue Bonds, Series 2020
5.000% due 06/15/2050	1,500	1,928

New York City, General Obligation Bonds, Series 2013
5.000% due 08/01/2031	2,000	2,191

New York City, General Obligation Bonds, Series 2018
5.000% due 04/01/2043	2,780	3,414

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2016
4.000% due 07/15/2040	1,000	1,120

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
5.250% due 07/15/2036	2,000	2,570

New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	230	253
5.000% due 11/15/2045	1,000	1,170

New York County, New York Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	30,000	5,626

New York County, New York Tobacco Trust V Revenue Bonds, Series 2005
0.000% due 06/01/2055 (b)	9,000	917

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York County, New York Tobacco Trust V1 Revenue Bonds, Series 2016
5.000% due 06/01/2036	$1,000	$1,153
5.000% due 06/01/2041	1,000	1,141

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (c)	7,250	10,453

New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	5,000	5,097

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	4,000	4,433

New York Liberty Development Corp., Revenue Bonds, Series 2011
5.000% due 12/15/2041	3,000	3,060

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	2,200	2,602

New York State Dormitory Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.500% due 05/15/2031	7,490	10,365

New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2031	2,000	2,000
5.500% due 07/01/2036	1,500	1,500

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (c)	1,500	1,727
5.000% due 12/01/2030	1,000	1,218
5.000% due 12/01/2033	800	970

New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 08/01/2037	2,750	3,161
4.000% due 03/15/2043	2,000	2,339
5.000% due 03/15/2044	2,625	3,272

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2041	1,000	1,260
5.000% due 07/01/2042	1,000	1,282
5.000% due 03/15/2047	2,000	2,494

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 07/01/2046	1,500	1,750
4.000% due 07/01/2053	2,000	2,339

New York State Thruway Authority Revenue Bonds, Series 2016
5.250% due 01/01/2056	1,480	1,752

New York State Thruway Authority Revenue Bonds, Series 2018
4.000% due 01/01/2036	1,000	1,158

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2053	1,775	2,052

New York State Urban Development Corp. Revenue Bonds, Series 2019
5.000% due 03/15/2041	2,500	3,188

New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2039	1,500	1,802
4.000% due 03/15/2049	2,000	2,358

New York Transportation Development Corp. Revenue Bonds, Series 2021
4.000% due 04/30/2053	600	701

Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
5.250% due 05/15/2034	500	553
5.250% due 05/15/2040	500	549

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2011
5.000% due 12/01/2036	1,000	1,020

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
5.000% due 12/01/2039	1,300	1,686
5.000% due 12/01/2043	1,000	1,287

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2021	57

Schedule of Investments	PIMCO New York Municipal Income Fund II	(Cont.)	June 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.250% due 11/15/2056 (c)	$6,000	$7,262

Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.250% due 11/15/2057	5,400	6,671

Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021
5.125% due 11/01/2041	475	497

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018
4.000% due 11/15/2048	2,800	3,236
5.000% due 11/15/2045 (c)	3,000	3,756

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2041	1,000	1,268
5.000% due 11/15/2042	750	949

Troy Capital Resource Corp., New York Revenue Bonds, Series 2020
5.000% due 09/01/2034	1,800	2,339

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2035	3,000	3,621
5.000% due 06/01/2041	500	587

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	1,009

Westchester County, New York Local Development Corp. Revenue Bonds, Series 2014
5.500% due 05/01/2042	1,000	1,101

		199,780

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORTH DAKOTA 0.3%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043	$320	$323

OHIO 1.1%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
5.000% due 06/01/2055	1,195	1,397

PENNSYLVANIA 0.5%

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	560	698

PUERTO RICO 6.1%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (b)	7,200	491

Commonwealth of Puerto Rico General Obligation Bonds, Series 2014
8.000% due 07/01/2035 ^(a)	1,900	1,577

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005
5.000% due 07/01/2030 ^(a)	490	261

Puerto Rico Public Buildings Authority Revenue Bonds, Series 2011
5.750% due 07/01/2022 ^(a)	300	304

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	2,830	934

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 07/01/2053	$3,385	$3,854

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	565	645

		8,066

TEXAS 0.2%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	220	222

WISCONSIN 0.8%

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2060 (b)	4,700	1,108

Total Municipal Bonds & Notes (Cost $197,917)		220,973

Total Investments in Securities (Cost $197,917)		220,973

Total Investments 167.7% (Cost $197,917)		$220,973

Auction Rate Preferred Shares (44.0)%		(58,000)

Variable Rate MuniFund Term Preferred Shares, at liquidation value (15.9)%		(20,989)

Other Assets and Liabilities, net (7.8)%		(10,189)

Net Assets Applicable to Common Shareholders 100.0%		$131,795

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$481	$0	$481
Illinois	0	6,965	0	6,965
Louisiana	0	316	0	316
Michigan	0	670	0	670
New Jersey	0	947	0	947
New York	0	199,780	0	199,780

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021
North Dakota	$0	$323	$0	$323
Ohio	0	1,397	0	1,397
Pennsylvania	0	698	0	698
Puerto Rico	0	8,066	0	8,066
Texas	0	222	0	222
Wisconsin	0	1,108	0	1,108

Total Investments	$0	$220,973	$0	$220,973

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

58	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Notes to Financial Statements	June 30, 2021	(Unaudited)

1. ORGANIZATION

PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund and PIMCO New York Municipal Income Fund II (each a “Fund” and collectively, the “Funds”) are organized as closed-end management investment companies registered under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the “Act”). Each Fund was organized as a Massachusetts business trust on the dates shown in the table below. Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) serves as the Funds’ investment manager.

Fund Name	Formation Date

PIMCO Municipal Income Fund	May 9, 2001

PIMCO Municipal Income Fund II	March 29, 2002

PIMCO Municipal Income Fund III	August 20, 2002

PIMCO California Municipal Income Fund	May 10, 2001

PIMCO California Municipal Income Fund II	March 29, 2002

PIMCO California Municipal Income Fund III	August 20, 2002

PIMCO New York Municipal Income Fund	May 10, 2001

PIMCO New York Municipal Income Fund II	March 29, 2002

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Distributions — Common Shares  The following table shows the anticipated frequency of distributions from net investment income to common shareholders.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Municipal Income Fund	Monthly	Monthly

PIMCO Municipal Income Fund II	Monthly	Monthly

PIMCO Municipal Income Fund III	Monthly	Monthly

PIMCO California Municipal Income Fund	Monthly	Monthly

PIMCO California Municipal Income Fund II	Monthly	Monthly

PIMCO California Municipal Income Fund III	Monthly	Monthly

PIMCO New York Municipal Income Fund	Monthly	Monthly

PIMCO New York Municipal Income Fund II	Monthly	Monthly

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income, and may distribute its net capital gain.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared

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Notes to Financial Statements	(Cont.)

during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of a distribution may be comprised of amounts from capital gains, paid in capital, or other capital sources in accordance with its policies, accounting records and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where a Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(c) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, the rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. The rule went into effect on February 19, 2021 and funds will have an eighteen-month transition period to comply with the rule and related reporting requirements. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Act without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also included the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The rule went into effect on January 19, 2021 and funds will have a one-year transition period to comply with the rule and related reporting requirements. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The net asset value (“NAV”) of a Fund’s shares, is determined by dividing the total value of portfolio

60	PIMCO CLOSED-END FUNDS

June 30, 2021	(Unaudited)

investments and other assets, less any liabilities, attributable to that Fund by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. A Fund’s investments in open-end management investment companies, other than exchange-traded funds, are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Funds’ Boards of Trustees (the “Board”) or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, a Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in

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Notes to Financial Statements	(Cont.)

an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to

62	PIMCO CLOSED-END FUNDS

June 30, 2021	(Unaudited)

the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds at June 30, 2021, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

Tender Option Bond Transactions  In a tender option bond transaction (“TOB”), a tender option bond trust (“TOB Trust”) issues floating rate certificates (“TOB Floater”) and residual interest certificates (“TOB Residual”) and utilizes the proceeds of such issuances to purchase a fixed rate municipal bond (“Fixed Rate Bond”) that is either owned or identified by the Fund. The TOB Floater is generally issued to third party investors (typically a money market fund) and the TOB Residual is generally issued to the Fund that sold or identified the Fixed Rate Bond. The TOB Trust divides the income stream provided by the Fixed Rate Bond to create two securities, the TOB Floater, which is a short-term security, and the TOB Residual, which is a longer-term security. The interest rates payable on the TOB Residual issued to the Fund bear an inverse relationship to the interest rate on the TOB Floater. The interest rate on the TOB Floater is reset by a remarketing process typically every 7 to 35 days. After income is paid on the TOB Floater at current rates, the residual income from the Fixed Rate Bond goes to the TOB Residual. Therefore, rising short-term rates result in lower income for the TOB Residual, and vice versa. In the case of a TOB Trust that utilizes the cash received (less transaction expenses) from the issuance of the TOB Floater and TOB Residual to purchase the Fixed Rate Bond from the Fund, the Fund may then invest the cash received in additional securities, generating leverage for the Fund. Other PIMCO-managed accounts may also contribute municipal bonds to a TOB Trust into which the Fund has contributed Fixed Rate Bonds. If multiple PIMCO-managed accounts participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation in the TOB Trust.

The TOB Residual may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances the TOB Residual holder bears substantially all of the underlying Fixed Rate Bond’s downside investment risk and also benefits from any appreciation in the value of the underlying Fixed Rate Bond. Investments in a TOB Residual typically will involve greater risk than investments in Fixed Rate Bonds.

A TOB Residual held by a Fund provides the Fund with the right to: (i) cause the holders of the TOB Floater to tender their notes at par, and (ii) cause the sale of the Fixed Rate Bond held by the TOB Trust, thereby collapsing the TOB Trust. TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of TOB Floaters that cannot be remarketed. The holders of the TOB Floaters have the right to tender their certificates in exchange for

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Notes to Financial Statements	(Cont.)

payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered TOB Floaters are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the TOB Floaters cannot be remarketed, the TOB Floaters are purchased by the TOB Trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the Fixed Rate Bond.

The TOB Trust may also be collapsed without the consent of a Fund, as the TOB Residual holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the TOB Trust agreements. Such termination events typically include the bankruptcy or default of the Fixed Rate Bond, a substantial downgrade in credit quality of the Fixed Rate Bond, or a judgment or ruling that interest on the Fixed Rate Bond is subject to Federal income taxation. Upon the occurrence of a termination event, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Floater up to par plus accrued interest owed on the TOB Floater and a portion of gain share, if any, with the balance paid out to the TOB Residual holder. In the case of a mandatory termination event, after the payment of fees, the TOB Floater holders would be paid before the TOB Residual holders (i.e., the Funds). In contrast, in the case of a TOTE, after payment of fees, the TOB Floater holders and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates.

If there are insufficient proceeds from the liquidation of the TOB Trust, the party that would bear the losses would depend upon whether a Fund holds a non-recourse TOBs Residual or a recourse TOBs Residual. If a Fund holds a non-recourse TOBs Residual, the Liquidity Provider or holders of the TOBs Floaters would bear the losses on those securities and there would be no recourse to the Fund’s assets. If a Fund holds a recourse TOBs Residual, the Fund (and, indirectly, holders of the Fund’s Common Shares) would typically bear the losses. In particular, if a Fund holds a recourse TOBs Residual, it will typically have entered into an agreement pursuant to which the Fund would be required to pay to the Liquidity Provider the difference between the purchase price of any TOBs Floaters put to the Liquidity Provider by holders of the TOBs Floaters and the proceeds realized from the remarketing of those TOBs Floaters or the sale of the assets in the TOBs Issuer. Each Fund may invest in both non-recourse and recourse TOBs Residuals to leverage its portfolio.

Each Fund’s transfer of Fixed Rate Bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Floaters, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds. The Funds account for the transactions described above as secured borrowings by including the Fixed Rate Bonds in their Schedules of Investments, and account for the TOB Floater as a liability under the caption “Payable for tender option bond floating rate certificates” in the Funds’ Statements of Assets and Liabilities. Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by each Fund on an accrual basis and is shown as interest on the Statements of Operations. Interest expense incurred on the secured borrowing is shown as interest expense on the Statements of Operations.

The Funds may also purchase TOB Residuals in a secondary market transaction without transferring a fixed rate municipal bond into a TOB Trust. Such transactions are not accounted for as secured borrowings but rather as a security purchase with the TOB Residual being included in the Schedule of Investments.

In December 2013, regulators finalized rules implementing Section 619 (the “Volcker Rule”) and Section 941 (the “Risk Retention Rules”) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. Both the Volcker Rule and the Risk Retention Rules apply to tender option bond programs. The Volcker Rule precludes banking entities from (i) sponsoring or acquiring interests in the trusts used to hold a municipal bond in the creation of TOB Trusts; and (ii) continuing to service or maintain relationships with existing programs involving TOB Trusts to the same extent and in the same capacity as existing programs. The Risk Retention Rules require the sponsor to a TOB Trust (e.g., a Fund) to retain at least five percent of the credit risk of the underlying assets supporting to the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect a Fund’s ability to engage in tender option bond trust transactions or increase the costs of such transactions in certain circumstances.

In response to these rules, industry participants explored various structuring alternatives for TOB Trusts established after December 31, 2013 and TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”) and agreed on a new tender option bond structure in which the Funds hire service providers to assist with establishing, structuring and sponsoring a TOB Trust. Service providers to a TOB Trust, such as administrators, liquidity providers, trustees and remarketing agents act at the direction of, and as agent of, the Funds as the TOB residual holders.

The Funds have restructured their Legacy TOB Trusts in conformity with regulatory guidelines. Under the new TOB Trust structure, the Liquidity Provider or remarketing agent will no longer purchase the tendered TOB Floaters, even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Floaters. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Floaters. Any loans made by the Liquidity Provider will be secured by the purchased TOB Floaters held by the TOB Trust and will be subject to an interest rate agreed upon with the liquidity provider.

64	PIMCO CLOSED-END FUNDS

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For the period ended June 30, 2021, the Funds’ average leverage outstanding from the use of TOB transactions and the daily weighted average interest rate, including fees, were as follows:

Fund Name	Average Leverage Outstanding (000s)	Weighted Average Interest Rate*

PIMCO Municipal Income Fund	$54,509	0.68%

PIMCO Municipal Income Fund II	197,827	0.55%

PIMCO Municipal Income Fund III	79,704	0.65%

PIMCO California Municipal Income Fund	53,753	0.66%

PIMCO California Municipal Income Fund II	35,250	0.67%

PIMCO California Municipal Income Fund III	41,595	0.66%

PIMCO New York Municipal Income Fund	25,342	0.35%

PIMCO New York Municipal Income Fund II	14,229	0.80%

*	Annualized

6. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of the principal risks the Funds may be subject to, please see the Principal Risks of the Funds section of the Funds’ annual report dated December 31, 2020.

	PIMCO Municipal Income Fund (PMF)	PIMCO Municipal Income Fund II (PML)	PIMCO Municipal Income Fund III (PMX)	PIMCO California Municipal Income Fund (PCQ)	PIMCO California Municipal Income Fund II (PCK)	PIMCO California Municipal Income Fund III (PZC)	PIMCO New York Municipal Income Fund (PNF)	PIMCO New York Municipal Income Fund II (PNI)

California State Specific Risk	—	—	—	X	X	X	—	—

Call Risk	X	X	X	X	X	X	X	X

Counterparty Risk	X	X	X	X	X	X	X	X

Credit Risk	X	X	X	X	X	X	X	X

Derivatives Risk	X	X	X	X	X	X	X	X

Distribution Rate Risk	X	X	X	X	X	X	X	X

High Yield Securities Risk	X	X	X	X	X	X	X	X

Inflation/Deflation Risk	X	X	X	X	X	X	X	X

Interest Rate Risk	X	X	X	X	X	X	X	X

Issuer Risk	X	X	X	X	X	X	X	X

Leverage Risk	X	X	X	X	X	X	X	X

Liquidity Risk	X	X	X	X	X	X	X	X

Management Risk	X	X	X	X	X	X	X	X

Market Risk	X	X	X	X	X	X	X	X

Municipal Bond Risk	X	X	X	X	X	X	X	X

Municipal Project-Specific Risk	X	X	X	X	X	X	X	X

New York State-Specific Risk	—	—	—	—	—	—	X	X

Non-Diversification Risk	—	—	—	—	—	X	X	—

Portfolio Turnover Risk	X	X	X	X	X	X	X	X

Private Placements Risk	X	X	X	—	X	—	X	—

Reinvestment Risk	X	X	X	X	X	X	X	X

Segregation and Coverage Risk	X	X	X	X	X	X	X	X

Structured Investments Risk	X	X	X	—	X	X	X	X

Tax Risk	X	X	X	X	X	X	X	X

Valuation Risk	X	X	X	X	X	X	X	X

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Notes to Financial Statements	(Cont.)

California State-Specific Risk  is the risk that by concentrating its investments in California Municipal Bonds, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Counterparty Risk  is the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund or held by special purpose or structured vehicles in which the Fund invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery (including recovery of any collateral it has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy, or other analogous proceeding.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivative contract is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks and valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker, or the clearinghouse itself.

Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Distribution Rate Risk  is the risk that, to the extent a Fund seeks to maintain a level distribution rate, the Fund’s distribution rate may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance, and other factors. For instance, during periods of low or declining interest rates, the Fund’s distributable income and dividend levels may decline for many reasons. There can be no assurance that a change in market conditions or other factors will not result in a change in the Fund’s distribution rate or that the rate will be sustainable in the future.

High Yield Securities Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Inflation/Deflation Risk  is the risk that the value of assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline. Deflation Risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and common shares.

Interest Rate Risk  is the risk that fixed income securities and other instruments in the Fund’s portfolio will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a short average portfolio duration.

Issuer Risk is the risk  that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leverage Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, dollar rolls and/or borrowings (as well as from any future issuance of preferred shares), delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid

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investments at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.

Management Risk  is the risk that the investment techniques and risk analyses applied by the Manager will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Manager and the individual portfolio manager in connection with managing the Fund and may cause the Manager to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably due to factors affecting securities markets generally or particular industries.

Municipal Bond Risk  is the risk that the Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”) to pay interest or repay principal.

Municipal Project-Specific Risk  is the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

New York State-Specific Risk  is the risk that by concentrating its investments in New York Municipal Bonds, the Fund maybe affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal.

Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Portfolio Turnover Risk  is the risk that a high portfolio turnover will result in greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may result in realization of taxable capital gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net long-term capital losses), and may adversely affect the Fund’s after-tax returns.

Private Placements Risk  is the risk that securities received in a private placement may be subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks.

Reinvestment Risk is the risk that income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. The Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the portfolio managers believe the current holdings are overvalued or for other investment-related reasons.

Segregation and Coverage Risk  is the risk that certain portfolio management techniques may be considered senior securities unless steps are taken to segregate the Fund’s assets or otherwise cover its obligations. To avoid having these instruments considered senior securities, the Fund may segregate liquid assets with a value equal (on a daily mark-to-market basis) to its obligations under these types of leveraged transactions, enter into offsetting transactions or otherwise cover such transactions. The Fund may be unable to use such segregated assets for certain other purposes, which could result in the Fund earning a lower return on its portfolio than it might otherwise earn if it did not have to segregate those assets in respect of, or otherwise cover, such portfolio positions. To the extent the Fund’s assets are segregated or committed as cover, it could limit the Fund’s investment flexibility.

Structured Investments Risk  is the risk that the Fund’s investment in structured products, including, structured notes, credit-linked notes and other types of structured products bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Structured products generally entail risks associated with derivative instruments.

Tax Risk is the risk that if, in any year, the Fund were to fail to qualify for treatment as a regulated investment company under the Tax Code,

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Notes to Financial Statements	(Cont.)

and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at corporate rates and, when such income is distributed, shareholders would be subject to a further tax to the extent of the Fund’s current or accumulated earnings and profits.

Valuation Risk  is the risk that fair value pricing used when market quotations are not readily available may not result in adjustments to the prices of securities or other assets, or that fair value pricing may not reflect actual market value. It is possible that the fair value determined in good faith for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cybersecurity risks. Please see the Principal Risks of the Funds section of the Funds’ annual report dated December 31, 2020 for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruption Risk  A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets, and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities a Fund holds, and may adversely affect a Fund’s investments and operations. Please see the Important Information section for additional discussion of the COVID-19 pandemic.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

7. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique

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operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA

Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, a Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent a Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

8. FEES AND EXPENSES

(a) Management Fee  Pursuant to the Investment Management Agreement with PIMCO (the “Agreement”), and subject to the supervision of the Board, PIMCO is responsible for providing to each Fund investment guidance and policy direction in connection with the management of the Fund, including oral and written research, analysis, advice, and statistical and economic data and information. In addition, pursuant to the Agreement and subject to the general supervision of the Board, PIMCO, at its expense, provides or causes to be furnished most other supervisory and administrative services the Funds require, including but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, NYSE listing and related fees, tax services, valuation services and other services the Funds require for their daily operations.

Pursuant to the Agreement, PIMCO receives an annual fee, payable monthly, at the annual rates shown in the table below:

Fund Name	Annual Rate(1)

PIMCO Municipal Income Fund	0.705%

PIMCO Municipal Income Fund II	0.685%

PIMCO Municipal Income Fund III	0.705%

PIMCO California Municipal Income Fund	0.705%

PIMCO California Municipal Income Fund II	0.705%

PIMCO California Municipal Income Fund III	0.715%

PIMCO New York Municipal Income Fund	0.770%

PIMCO New York Municipal Income Fund II	0.735%

(1)	Management fees calculated based on the Fund’s average daily NAV (including daily net assets attributable to any preferred shares of the Fund that may be outstanding).

(b) Fund Expenses  Each Fund bears other expenses, which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation or expenses, including travel expenses of any of the Fund’s executive officers and employees, if any,

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Notes to Financial Statements	(Cont.)

who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Fund; (iii) brokerage fees and commissions and other portfolio transaction expenses incurred by or for the Fund (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Fund, subject to specific or general authorization by the Fund’s Board (for example, so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments))); (iv) expenses of the Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expenses, of borrowing money or engaging in other types of leverage financing, including, without limitation, through the use by the Fund of reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities; (vi) costs, including dividend and/or interest expenses and other costs (including, without limitation, offering and related legal costs, fees to brokers, fees to auction agents, fees to transfer agents, fees to ratings agencies and fees to auditors associated with satisfying ratings agency requirements for preferred shares or other securities issued by the Fund and other related requirements in the Fund’s organizational documents) associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares, commercial paper or other senior securities for the purpose of incurring leverage; (vii) fees and expenses of any underlying funds or other pooled vehicles in which the Fund invests; (viii) dividend and interest expenses on short positions taken by the Fund; (ix) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (x) extraordinary expenses, including extraordinary legal expenses, that may arise, including expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (xi) organizational and offering expenses of the Fund, including with respect to share offerings, such as rights offerings and shelf offerings, following the Fund’s initial offering, and expenses associated with tender offers and other share repurchases and redemptions; and (xii) expenses of the Fund which are capitalized in accordance with U.S. GAAP.

Each of the Trustees of the Funds who is not an “interested person” under Section 2(a)(19) of the Act, (the “Independent Trustees”), with the exception of Messrs. Buffington and Clark, also serves as a trustee of a number of other closed-end funds for which PIMCO serves as investment manager (together with the Funds, the “PIMCO Closed-End Funds”), as well as PIMCO Flexible Emerging Markets Income Fund, PIMCO Flexible

Credit Income Fund and PIMCO Flexible Municipal Income Fund, each a closed end management investment company managed by PIMCO that is operated as an “interval fund” (the ”PIMCO Interval Funds”), and PIMCO Managed Accounts Trust, an open-end management investment company with multiple series for which PIMCO serves as investment adviser and administrator (“PMAT” and, together with the PIMCO Closed-End Funds and the PIMCO Interval Funds, the “PIMCO Managed Funds”). In addition, during the reporting period, each of the Independent Trustees (other than Messrs. Buffington, Clark, Kittredge and Ms. Vandecruze) also served as a trustee of certain funds for which Allianz Global Investors U.S. LLC (“AllianzGI”), an affiliate of PIMCO, served as investment manager. Effective February 1, 2021 (and February 26, 2021 with respect to Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund), Virtus Investment Advisers, Inc. became the primary investment adviser to all of those funds (the “Former Allianz-Managed Funds”), and therefore they are no longer included within the same fund complex as the PIMCO-Managed Funds. AllianzGI has been appointed to serve as sub-adviser to most of the remaining Former Allianz-Managed Funds.

The Funds pay no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Funds from the Manager or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Manager is a related party. Fees payable to this party are disclosed in Note 8, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under each Fund’s organizational documents, each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also

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result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2021, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Municipal Income Fund	$0	$0	$28,506	$23,945

PIMCO Municipal Income Fund II	0	0	50,756	42,939

PIMCO Municipal Income Fund III	0	0	25,312	17,260

PIMCO California Municipal Income Fund	0	0	12,779	4,073

PIMCO California Municipal Income Fund II	0	0	12,692	10,556

PIMCO California Municipal Income Fund III	0	0	10,267	7,346

PIMCO New York Municipal Income Fund	0	0	12,616	10,423

PIMCO New York Municipal Income Fund II	0	0	18,887	13,990

†	A zero balance may reflect actual amounts rounding to less than one thousand.

12. PREFERRED SHARES

(a) Auction-Rate Preferred Shares  Each series of Auction-Rate Preferred Shares (“ARPS”) outstanding of each Fund has a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends. Dividends are accumulated daily at an annual rate that is typically reset every seven days through auction procedures (or through default procedures in the event of failed auctions). Distributions of net realized capital gains, if any, are paid at least annually.

For the period ended June 30, 2021, the annualized dividend rates on the ARPS ranged from:

Fund Name	Shares Issued and Outstanding	High	Low	As of June 30, 2021
PIMCO Municipal Income Fund
Series A	1,310	0.194%	0.077%	0.088%
Series B	1,367	0.215%	0.066%	0.088%
Series C	1,294	0.215%	0.066%	0.088%
Series D	1,388	0.215%	0.077%	0.088%
Series E	1,309	0.194%	0.077%	0.088%

PIMCO Municipal Income Fund II
Series A	2,279	0.194%	0.077%	0.088%
Series B	2,577	0.157%	0.066%	0.088%
Series C	2,422	0.194%	0.066%	0.088%
Series D	2,300	0.157%	0.077%	0.088%
Series E	2,353	0.194%	0.077%	0.088%

PIMCO Municipal Income Fund III
Series A	1,018	0.194%	0.077%	0.088%
Series B	1,190	0.194%	0.066%	0.088%
Series C	1,350	0.215%	0.066%	0.088%
Series D	1,334	0.194%	0.077%	0.088%
Series E	1,296	0.194%	0.077%	0.088%

PIMCO California Municipal Income Fund
Series A	1,575	0.194%	0.077%	0.088%
Series B	1,547	0.215%	0.066%	0.088%
Series C	1,703	0.194%	0.077%	0.088%

PIMCO California Municipal Income Fund II
Series A	1,154	0.194%	0.077%	0.088%
Series B	879	0.194%	0.066%	0.088%
Series C	1,235	0.194%	0.066%	0.088%
Series D	926	0.194%	0.077%	0.088%
Series E	953	0.194%	0.077%	0.088%

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Notes to Financial Statements	(Cont.)

Fund Name	Shares Issued and Outstanding	High	Low	As of June 30, 2021

PIMCO California Municipal Income Fund III
Series A	1,920	0.157%	0.066%	0.088%
Series B	1,995	0.157%	0.077%	0.088%

PIMCO New York Municipal Income Fund
Series A	1,641	0.194%	0.066%	0.088%

PIMCO New York Municipal Income Fund II
Series A	1,178	0.194%	0.066%	0.088%
Series B	1,142	0.194%	0.077%	0.088%

Each Fund is subject to certain limitations and restrictions while ARPS are outstanding. Failure to comply with these limitations and restrictions could preclude a Fund from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of ARPS at their liquidation preference plus any accumulated, unpaid dividends.

Auction Rate Preferred shareholders of each Fund, who are entitled to one vote per share, generally vote together with the common shareholders of the Fund but vote separately as a class to elect two Trustees of the Fund and on certain matters adversely affecting the rights of the ARPS.

Since mid-February 2008, holders of ARPS issued by the Funds have been directly impacted by a lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate,” as defined for the Funds in the table below.

Applicable %		Reference Rate		Maximum Rate
The higher of 30-day “AA” Financial Composite Commercial Paper Rates
110%[1]	x	OR	=	Maximum Rate for the Funds
The Taxable Equivalent of the Short-Term Municipal Obligation Rate[2]

[1]	150% if all or part of the dividend consists of taxable income or capital gain.
[2]

“Taxable Equivalent of the Short-Term Municipal Obligation Rate” means 90% of the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the S&P 7 Day Index divided by (B) 1.00 minus the Marginal Tax Rate (expressed as a decimal).

The maximum rate is a function of short-term interest rates and is typically higher than the rate that would have otherwise been set through a successful auction. If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for each Fund’s common shareholders could be adversely affected.

(b) Variable Rate MuniFund Term Preferred Shares  PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund II (each, a “VMTP Fund” and together, the “VMTP Funds”) each issued a single series of Variable Rate MuniFund Term Preferred Shares (the “VMTP Shares” and, together with the ARPs, the “Preferred Shares”), Series 2022, on September 18, 2018.

In the VMTP Funds’ Statements of Assets and Liabilities, the VMTP Shares’ aggregate liquidation preference is shown as a liability since they are considered debt of the issuer. Costs directly related to the issuance of the VMTP Shares are considered debt issuance costs and are being amortized into interest expense over the life of the VMTP Shares. The liquidation value of the VMTP Shares in each VMTP Fund’s Statement of Assets and Liabilities is shown as a liability and represents its liquidation preference, which approximates fair value of the shares and is considered level 2 under the fair value hierarchy, less any unamortized debt issuance costs. The VMTP Shares can be redeemed in whole or in part, at their liquidation preference of $100,000 per share plus any accumulated, unpaid dividends. No Preferred Shares were redeemed during the period ended June 30, 2021. The VMTP Shares are subject to a mandatory term redemption date of March 18, 2022, subject to each VMTP Fund’s right to extend the term with the consent of the holders of the VMTP Shares. See “Note 15 — Subsequent Events” for a discussion of the redesignation of the VMTP Funds’ VMTP Shares into remarketable variable rate munifund term preferred shares, which occurred outside of the reporting period.

72	PIMCO CLOSED-END FUNDS

June 30, 2021	(Unaudited)

Dividends paid with respect to the VMTP Shares, which are payable monthly, are treated as interest expense, are accrued daily and are reflected as a component of interest expense in the Statements of Operations. For the period ended June 30, 2021, the amount of the VMTP Shares outstanding, interest expense related to the dividends paid to VMTP Shares and the daily weighted average interest rate, including issuance costs, can be found in the table below.

Fund Name	VMTP Shares Outstanding	Interest Expense†	Weighted Average Interest Rate*[1]

PIMCO Municipal Income Fund	233	$124	1.08%

PIMCO Municipal Income Fund II	687	377	1.11

PIMCO Municipal Income Fund III	343	186	1.09

PIMCO California Municipal Income Fund	293	158	1.09

PIMCO California Municipal Income Fund II	343	186	1.09

PIMCO California Municipal Income Fund III	271	146	1.08

PIMCO New York Municipal Income Fund II	210	111	1.07

†	Amounts in thousands.
[1]	Annualized
*	The rate presented is inclusive of the amortized debt issuance cost. As a result, the rate shown may not fall into the range presented in the table below.

Each VMTP Fund is subject to certain limitations and restrictions while the VMTP Shares are outstanding. Failure to comply with these limitations and restrictions could preclude a VMTP Fund from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of the VMTP Shares at their liquidation preference plus any accumulated, unpaid dividends and other distributions. Any resulting suspension of payment of common share dividends may result in a tax penalty for the applicable VMTP Fund and, in certain circumstances, the loss of treatment as a regulated investment company. Any such mandatory redemption will be conducted on a pro rata basis among each series of the VMTP Shares and the ARPS based upon the proportion that the aggregate liquidation preference of any series bears to the aggregate liquidation preference of all outstanding series of such Fund’s preferred shares. Under the terms of a purchase agreement between each VMTP Fund and the investor in the VMTP Shares, each VMTP Fund is subject to various investment requirements. These requirements may be more restrictive than those to which the VMTP Fund is otherwise subject in accordance with its investment objectives and policies. In addition, each VMTP Fund is subject to certain restrictions on its investments imposed by guidelines of the rating agencies that rate the VMTP Shares, which guidelines may be changed by the applicable rating agency, in its sole discretion, from time to time. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the VMTP Fund by the Act.

Ratings agencies may change their methodologies for evaluating and providing ratings for shares of closed-end funds at any time and in their sole discretion, which may affect the rating (if any) of a Fund’s shares. Fitch Ratings published ratings criteria relating to closed-end funds on December 4, 2020, which effectively result in a rating cap of “AA” for debt and preferred stock issued by all closed-end funds and a rating cap of “A” for (i) debt and preferred shares issued by closed-end funds exposed to emerging market debt, below-investment-grade and unrated debt, structured securities and equity, and (ii) closed-end funds with material exposure to “BBB” category rated assets. Accordingly, on April 30, 2021, Fitch Ratings announced that it had downgraded to “AA” from “AAA” the long-term ratings assigned to each of the VMTP Funds’ VMTP Shares. The long-term rating actions were driven by changes in the updated ratings criteria for closed-end funds rather than by any fundamental changes to the Funds’ credit profiles. Fitch does not currently rate the Fund’s ARPS. In addition, future ratings downgrades by Moody’s or Fitch, as applicable, may result in an increase to the Funds’ Preferred Shares dividend rates.

Each VMTP Fund is required to maintain certain asset coverage with respect to all outstanding senior securities of the VMTP Fund which are stocks for purposes of the Act, including the VMTP Shares and ARPS, as set forth in such VMTP Fund’s governing documents and the Act. One such requirement under the Act is that a VMTP Fund is not permitted to declare or pay common share dividends unless immediately thereafter the VMTP Fund has a minimum asset coverage ratio of 200% with respect to all outstanding senior securities of the Fund which are stocks for purposes of the Act after deducting the amount of such common share dividends. The asset coverage per share for each VMTP Fund is reported in the Financial Highlights and is disclosed as the product of the asset coverage ratio as of period end and the current liquidation preference.

With respect to the payment of dividends and as to the distribution of assets of each VMTP Fund, ARPS and VMTP Shares rank on parity with each other, and are both senior in priority to the VMTP Funds outstanding common shares. Holders of preferred shares of each VMTP

SEMIANNUAL REPORT	|	JUNE 30, 2021	73

Notes to Financial Statements	(Cont.)

Fund, who are entitled to one vote per share, including holders of VMTP Shares and ARPS, generally vote together as one class with the common shareholders of each VMTP Fund, but preferred shareholders (VMTP Shares and ARPS together) vote separately as a class to elect two Trustees of each Fund, as required by the Act, and on certain matters adversely affecting the rights of preferred shareholders. Under the Act, preferred shareholders, including holders of the VMTP Shares and ARPS, are also entitled to elect a majority of the trustees at any time when dividends on the preferred shares are unpaid for two full years.

The VMTP Shares’ Dividend Rate is determined over the course of a seven-day period, which generally commences each Thursday and ends the following Wednesday (the “Rate Period”). The dividends per share for VMTP Shares for a given Rate Period are dependent on the Dividend Rate for that Rate Period. The Dividend Rate is equal to the greater of (i) the sum of the Index Rate1 plus the Applicable Spread2 for the Rate Period, and (ii) the sum of the product of the Index Rate multiplied by the Applicable Multiplier3 for such Rate Period plus 0.97%. The dividend per VMTP Share for the Rate Period is then determined as described in the table below.4

Dividend Rate		Rate Period Fraction	Liquidation Preference			Dividend
		Number of days in the Rate Period (or a part thereof)
Dividend Rate	x	Divided by	x	100,000	=	Dividends per VMTP Share
		Total number of days in the year

[1]

The Index Rate is determined by reference to a weekly, high-grade index comprised of seven-day, tax-exempt variable rate demand notes, generally the Securities Industry and Financial Markets Association Municipal Swap Index.

[2]	The Applicable Spread for a Rate Period is a percentage per year that is based on the long term rating most recently assigned by the applicable ratings agency to the VMTP Shares.
[3]	The Applicable Multiplier for a Rate Period is a percentage that is based on the long term rating most recently assigned by the applicable ratings agency to the VMTP Shares.
[4]	The Dividend Rate will in no event exceed 15% per year.

For the period ended June 30, 2021, the annualized dividend rate on the VMTP Shares ranged from:

Fund Name	Shares Issued and Outstanding	High	Low	As of June 30, 2021
PIMCO Municipal Income Fund

Series 2022	233	1.040%	1.000%	1.000%

PIMCO Municipal Income Fund II

Series 2022	687	1.040%	1.000%	1.000%

PIMCO Municipal Income Fund III

Series 2022	343	1.040%	1.000%	1.000%

PIMCO California Municipal Income Fund

Series 2022	293	1.040%	1.000%	1.000%

PIMCO California Municipal Income Fund II

Series 2022	343	1.040%	1.000%	1.000%

PIMCO California Municipal Income Fund III

Series 2022	271	1.040%	1.000%	1.000%

PIMCO New York Municipal Income Fund II

Series 2022	210	1.040%	1.000%	1.000%

13. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2021, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax

74	PIMCO CLOSED-END FUNDS

June 30, 2021	(Unaudited)

authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended December 31, 2020, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Municipal Income Fund	$3,188	$2,357

PIMCO Municipal Income Fund II	9,657	5,146

PIMCO Municipal Income Fund III	3,620	0

PIMCO California Municipal Income Fund	22	0

PIMCO California Municipal Income Fund II	1,213	0

PIMCO California Municipal Income Fund III	839	1,158

PIMCO New York Municipal Income Fund	905	547

PIMCO New York Municipal Income Fund II	3,609	919

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2021, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO Municipal Income Fund	$524,228	$70,576	$(4,104)	$66,472

PIMCO Municipal Income Fund II	1,200,872	146,640	(3,183)	143,457

PIMCO Municipal Income Fund III	569,604	74,898	(1,875)	73,023

PIMCO California Municipal Income Fund	427,348	42,319	(18)	42,301

PIMCO California Municipal Income Fund II	428,149	62,036	(51)	61,985

PIMCO California Municipal Income Fund III	357,843	35,856	0	35,856

PIMCO New York Municipal Income Fund	146,434	13,443	(420)	13,023

PIMCO New York Municipal Income Fund II	197,917	23,686	(630)	23,056

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

15. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On July 1, 2021, the following distributions were declared to common shareholders payable August 2, 2021 to shareholders of record on July 12, 2021:

PIMCO Municipal Income Fund	$0.054000 per common share

PIMCO Municipal Income Fund II	$0.059000 per common share

PIMCO Municipal Income Fund III	$0.046000 per common share

PIMCO California Municipal Income Fund	$0.065000 per common share

PIMCO California Municipal Income Fund II	$0.032000 per common share

PIMCO California Municipal Income Fund III	$0.038000 per common share

PIMCO New York Municipal Income Fund	$0.042000 per common share

PIMCO New York Municipal Income Fund II	$0.040045 per common share

On August 2, 2021, the following distributions were declared to common shareholders payable September 1, 2021 to shareholders of record on August 12, 2021:

PIMCO Municipal Income Fund	$0.054000 per common share

PIMCO Municipal Income Fund II	$0.059000 per common share

PIMCO Municipal Income Fund III	$0.046000 per common share

PIMCO California Municipal Income Fund	$0.065000 per common share

PIMCO California Municipal Income Fund II	$0.032000 per common share

PIMCO California Municipal Income Fund III	$0.038000 per common share

PIMCO New York Municipal Income Fund	$0.042000 per common share

PIMCO New York Municipal Income Fund II	$0.040045 per common share

On June 30, 2021, pursuant to the authority expressly vested in the Boards of Trustees of PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund II (for purposes of this section, each, a “RVMTP

SEMIANNUAL REPORT	|	JUNE 30, 2021	75

Notes to Financial Statements	(Cont.)

Fund” and together, the “RVMTP Funds”) authorized the redesignation (the “Redesignation”) of each Fund’s VMTP Shares as Remarketable Variable Rate MuniFund Term Preferred Shares, Series 2051 (the “RVMTP Shares”, and together with the ARPS, the “Preferred Shares”). Pursuant to such authority, the Redesignation occurred on July 14, 2021 (the “Redesignation Date”). As redesignated, the RVMTP Shares have a term of 30 years, subject to remarketing every three years and in certain other instances.

Each RVMTP Fund, at its option, may designate special terms applicable to all of the outstanding RVMTP Shares for a certain period (a “Special Terms Period”) pursuant to a notice of special terms. Such special terms may differ from those provided in the current governing documents of the RVMTP Shares and may include, without limitation, changes to the dividend rate, dividend payment dates and redemption provisions; provided that such special terms do not affect the parity ranking of the RVMTP Shares to any other class or series of Preferred Shares then outstanding with respect to dividends or distribution of assets upon dissolution, liquidation, or winding up of the affairs of the RVMTP Fund. No Special Terms Period with respect to a series of RVMTP Shares will become effective unless certain conditions are satisfied, including that all of the RVMTP Shares in such series are remarketed (except with respect to any RVMTP Shares whose holders have elected to retain their RVMTP Shares for the Special Terms Period).

In addition, a “Mandatory Tender Event” will occur on each date that is (i) 20 business days before each three-year anniversary since the Redesignation Date (each an “Early Term Redemption”, and the date on which such occurs, an “Early Term Redemption Date”), (ii) the date an RVMTP Fund delivers a notice designating a Special Terms Period, and (iii) 20 business days before the end of a Special Terms Period (provided that no subsequent Special Terms Period is designated). Upon the occurrence of a Mandatory Tender Event, all RVMTP Shares will be subject to mandatory tender (subject to the holders’ election to retain their RVMTP Shares) and the RVMTP Fund will issue or cause to be issued a notice of mandatory tender to the holders of the RVMTP Shares for remarketing on the corresponding Mandatory Tender Date. If any RVMTP Shares subject to a Mandatory Tender Event upon an Early Term Redemption Date of the RVMTP Shares or upon the end of a Special Terms Period (each, an “RVMTP Share Early Term Redemption Date”) have not been either retained by the holders or remarketed by the Mandatory Tender Date, the RVMTP Fund will redeem such RVMTP Shares on the RVMTP Share Early Term Redemption Date.

With respect to the Mandatory Tender Events described in clauses (i), (ii) and (iii) above, the corresponding “Mandatory Tender Date” means, respectively: (i) the date that is 180 calendar days following the Early Term Redemption Date, (ii) the date on which the related Special Terms Period becomes effective, and (iii) the last day of the related Special Terms Period (subject, in each case, to the holders’ election to retain their RVMTP Shares). No Mandatory Tender Event occurred during the period ended June 30, 2021. See “Note 12(b) — Variable Rate MuniFund Term Preferred Shares” for information about certain limitations and restrictions, including asset certain asset coverage requirements, to which the RVMTP Funds (referred to therein as VMTP Funds) are subject.

The RVMTP Shares’ Dividend Rate (as defined below) is determined over the course of a seven-day period, which generally commences each Thursday and ends the following Wednesday (the “Rate Period”). The dividends per share for RVMTP Shares for a given Rate Period are dependent on the RVMTP Share dividend rate for that Rate Period (the “RVMTP Share Dividend Rate”). The RVMTP Share Dividend Rate is equal to the greater of (i) the sum of the Index Rate1 plus the Applicable Spread2 for the Rate Period plus the “Failed Remarketing Spread”3, if any, and (ii) the sum of (a) the product of the Index Rate multiplied by the Applicable Multiplier4 for such Rate Period plus (b) 0.92% plus (c) the Failed Remarketing Spread, if any.5

Dividend Rate		Rate Period Fraction	Liquidation Preference			Dividend
		Number of days in the Rate Period (or a part thereof)
Dividend Rate	x	Divided by	x	100,000	=	Dividends per RVMTP Share
		Total number of days in the year

[1]

The Index Rate is determined by reference to a weekly, high-grade index comprised of seven-day, tax-exempt variable rate demand notes, generally the Securities Industry and Financial Markets Association Municipal Swap Index.

[2]	The Applicable Spread for a Rate Period is a percentage per year that is based on the long term rating most recently assigned by the applicable ratings agency to the RVMTP Shares.
[3]

In connection with a failed remarketing related to an Early Term Redemption, the Failed Remarketing Spread is (i) 0.75% for the first 59 days following the applicable Early Term Redemption Date, (ii) 1.00% for the 60th to the 89th day following such Early Term Redemption Date, (iii) 1.25% for the 90th to the 119th day following such Early Term Redemption Date, (iv) 1.50% for the 120th to the 149th day following such Early Term Redemption Date, and (v) 1.75% for the 150th day following such Early Term Redemption Date to the date of the associated mandatory redemption of the RVMTP Shares. In connection with a failed remarketing related to a Special Terms Period (each a “Failed Special Terms Period Remarketing”), the Failed Remarketing Spread means (i) for so long as two or more Failed Special Terms Period Remarketings have not occurred, 0.05%, and (ii) following the second occurrence of a Failed Special Terms Period Remarketing, 0.10% multiplied by the number of Failed Special Terms Period Remarketings that have occurred after the first Failed Special Terms Period Remarketing.

[4]	The Applicable Multiplier for a Rate Period
The Applicable Multiplier for a Rate Period is a percentage that is based on the long term rating most recently assigned by the applicable ratings agency to the RVMTP Shares.
[5]	The Dividend Rate will in no event exceed 15% per year.

76	PIMCO CLOSED-END FUNDS

June 30, 2021	(Unaudited)

In connection with the Redesignation, Fitch Ratings re-evaluated the RVMTP Funds’ RVMTP Shares and assigned ratings to each RVMTP Fund’s RVMTP Shares identical to the ratings given the VMTP Shares in April 2021. See “Note 12(b) — Variable Rate MuniFund Term Preferred Shares” for more information.

There were no other subsequent events identified that require recognition or disclosure.

SEMIANNUAL REPORT	|	JUNE 30, 2021	77

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Currency Abbreviations:

USD (or $)	United States Dollar

Exchange Abbreviations:

OTC	Over the Counter

Municipal Bond or Agency Abbreviations:

AGC	Assured Guaranty Corp.	CM	California Mortgage Insurance	NPFGC	National Public Finance Guarantee Corp.

AGM	Assured Guaranty Municipal	CR	Custodial Receipts	Q-SBLF	Qualified School Bond Loan Fund

AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:

TBA	To-Be-Announced

78	PIMCO CLOSED-END FUNDS

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the fiscal period ended June 30, 2021 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year.

See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Municipal Income Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2021	$0.0540	$0.0000	$0.0000	$0.0540

February 2021	$0.0540	$0.0000	$0.0000	$0.0540

March 2021	$0.0540	$0.0000	$0.0000	$0.0540

April 2021	$0.0540	$0.0000	$0.0000	$0.0540

May 2021	$0.0540	$0.0000	$0.0000	$0.0540

June 2021	$0.0540	$0.0000	$0.0000	$0.0540

PIMCO Municipal Income Fund II	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2021	$0.0590	$0.0000	$0.0000	$0.0590

February 2021	$0.0590	$0.0000	$0.0000	$0.0590

March 2021	$0.0590	$0.0000	$0.0000	$0.0590

April 2021	$0.0590	$0.0000	$0.0000	$0.0590

May 2021	$0.0590	$0.0000	$0.0000	$0.0590

June 2021	$0.0590	$0.0000	$0.0000	$0.0590

PIMCO Municipal Income Fund III	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2021	$0.0435	$0.0000	$0.0025	$0.0460

February 2021	$0.0460	$0.0000	$0.0000	$0.0460

March 2021	$0.0460	$0.0000	$0.0000	$0.0460

April 2021	$0.0460	$0.0000	$0.0000	$0.0460

May 2021	$0.0460	$0.0000	$0.0000	$0.0460

June 2021	$0.0460	$0.0000	$0.0000	$0.0460

PIMCO California Municipal Income Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2021	$0.0650	$0.0000	$0.0000	$0.0650

February 2021	$0.0650	$0.0000	$0.0000	$0.0650

March 2021	$0.0650	$0.0000	$0.0000	$0.0650

April 2021	$0.0650	$0.0000	$0.0000	$0.0650

May 2021	$0.0650	$0.0000	$0.0000	$0.0650

June 2021	$0.0650	$0.0000	$0.0000	$0.0650

PIMCO California Municipal Income Fund II	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2021	$0.0295	$0.0000	$0.0025	$0.0320

February 2021	$0.0320	$0.0000	$0.0000	$0.0320

March 2021	$0.0320	$0.0000	$0.0000	$0.0320

April 2021	$0.0320	$0.0000	$0.0000	$0.0320

May 2021	$0.0320	$0.0000	$0.0000	$0.0320

June 2021	$0.0320	$0.0000	$0.0000	$0.0320

SEMIANNUAL REPORT	|	JUNE 30, 2021	79

Distribution Information	(Cont.)	(Unaudited)

PIMCO California Municipal Income Fund III	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2021	$0.0380	$0.0000	$0.0000	$0.0380

February 2021	$0.0380	$0.0000	$0.0000	$0.0380

March 2021	$0.0380	$0.0000	$0.0000	$0.0380

April 2021	$0.0380	$0.0000	$0.0000	$0.0380

May 2021	$0.0380	$0.0000	$0.0000	$0.0380

June 2021	$0.0380	$0.0000	$0.0000	$0.0380

PIMCO New York Municipal Income Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2021	$0.0394	$0.0000	$0.0026	$0.0420

February 2021	$0.0420	$0.0000	$0.0000	$0.0420

March 2021	$0.0420	$0.0000	$0.0000	$0.0420

April 2021	$0.0420	$0.0000	$0.0000	$0.0420

May 2021	$0.0420	$0.0000	$0.0000	$0.0420

June 2021	$0.0420	$0.0000	$0.0000	$0.0420

PIMCO New York Municipal Income Fund II	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2021	$0.0400	$0.0000	$0.0000	$0.0400

February 2021	$0.0400	$0.0000	$0.0000	$0.0400

March 2021	$0.0400	$0.0000	$0.0000	$0.0400

April 2021	$0.0400	$0.0000	$0.0000	$0.0400

May 2021	$0.0400	$0.0000	$0.0000	$0.0400

June 2021	$0.0400	$0.0000	$0.0000	$0.0400

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

80	PIMCO CLOSED-END FUNDS

Changes to Boards of Trustees	(Unaudited)

Effective June 30, 2021, the Board of Trustees appointed Ms. E. Grace Vandecruze as a Class I Trustee of the Funds.

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Approval of Investment Management Agreement

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board” or the “Trustees”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (the “Independent Trustees”), of each of PIMCO Municipal Income Fund (“PMF”), PIMCO Municipal Income Fund II (“PML”), PIMCO Municipal Income Fund III (“PMX”), PIMCO New York Municipal Income Fund (“PNF”), PIMCO New York Municipal Income Fund II (“PNI”), PIMCO California Municipal Income Fund (“PCQ”), PIMCO California Municipal Income Fund II (“PCK”) and PIMCO California Municipal Income Fund III (“PZC”) (each, a “Fund” and, collectively, the “Funds”), voting separately, annually approve the continuation of the Investment Management Agreement between each Fund and Pacific Investment Management Company LLC (“PIMCO”) (each, an “Agreement” and, collectively, the “Agreements”). At a meeting held by videoconference1 on June 30, 2021 (the “Approval Meeting”), the Board, including the Independent Trustees, considered and unanimously approved the continuation of each Agreement for an additional one-year period commencing on August 1, 2021.

In addition to the Approval Meeting, the annual contract review process with respect to the Agreements involved multiple discussions and meetings with members of the Contracts Committee of the Board (the “Committee”) and the full Committee (the Approval Meeting, together with such discussions and meetings, the “Contract Renewal Meetings”). Throughout the process, the Independent Trustees received legal advice from independent legal counsel that is experienced in 1940 Act matters and independent of PIMCO (“Independent Counsel”), and with whom they met separately from PIMCO during the Contract Renewal Meetings. Representatives from Fund management attended portions of the Contract Renewal Meetings and responded to questions from the Independent Trustees. The Committee also received and reviewed a memorandum from Independent Counsel regarding the Trustees’ responsibilities in considering each Agreement and the fees paid thereunder.

In connection with their deliberations regarding the proposed continuation of the Agreement for each Fund, the Board, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to reasonably be necessary to evaluate the terms of the Agreements. The Trustees also considered the nature, quality and extent of the various investment management, administrative and other services performed by PIMCO under the Agreements.

In evaluating each Agreement, the Board, including the Independent Trustees, reviewed extensive materials provided by PIMCO in response to questions, inclusive of follow-up inquiries submitted by the Independent Trustees and Independent Counsel. It also met with senior representatives of PIMCO regarding its personnel, operations, and estimated profitability as they relate to the Funds. The Trustees also considered the broad range of information relevant to the annual contract review that is provided to the Board (including its various standing committees) at meetings throughout the year, including reports on investment performance based on net asset value (“NAV”), market value (both absolute and compared against its Broadridge Performance Universe (as defined below)) and distribution yield, use of leverage (if applicable), information regarding share price premiums and/or discounts, risks, and other portfolio information, including the use of derivatives if used as part of the Fund’s strategy, as well as periodic reports on, among other matters, pricing and valuation, quality and cost of portfolio trade execution, compliance, and shareholder and other services provided by PIMCO and its affiliates. To assist with their review, the Trustees reviewed summaries prepared by PIMCO that analyzed each Fund based on a number of factors, including fees/expenses, performance, distribution yield, and risk-based factors, as of December 31, 2020. Additionally, the Trustees considered the impact of significant market volatility that occurred before, during, and after the period for which information was requested in conducting its evaluation of PIMCO. They also considered, among other information, performance based on NAV and market value, investment objective and strategy, portfolio managers, assets under management, outstanding leverage, share price premium and/or discount information, annual fund operating expenses, total expense ratio and management fee comparisons between each Fund and its Broadridge Expense Group (as defined below), and estimated profitability to PIMCO from its relationship with each Fund. In considering the Broadridge Performance Universe and Broadridge Expense Group, the Trustees requested that PIMCO comment on whether the Broadridge peer funds selected for each Fund provided an appropriate comparison, and if not, whether PIMCO believes another peer group would provide a more appropriate comparison.

The Trustees’ conclusions as to the continuation of each Agreement were based on a comprehensive consideration of all information provided to the Trustees during the Contract Renewal Meetings and throughout the year and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are

[1]

The Board, including a majority of the Independent Trustees, determined to rely on the relief granted by a temporary exemptive order issued by the U.S. Securities and Exchange Commission (the “SEC”) under the 1940 Act that permits fund boards of trustees to approve advisory contracts at a meeting held by remote communications that allows participating trustees to hear one another simultaneously, rather than in-person, in light of the impact of the COVID-19 pandemic and restrictions on travel and in-person gatherings. The Board determined that reliance on the exemptive order was necessary and appropriate due to circumstances related to current or potential effects of the COVID-19 pandemic and government-mandated restrictions, and prior to commencing the approval meeting, the Board confirmed that all Board members could hear each other simultaneously during the meeting. The Board noted that it would ratify any actions taken at this meeting pursuant to the SEC relief at its next in-person meeting.

82	PIMCO CLOSED-END FUNDS

(Unaudited)

described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors. The Trustees evaluated information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

Nature, Extent and Quality of Services

As part of their review, the Trustees received and considered descriptions of various functions performed by PIMCO for the Funds, such as portfolio management, compliance monitoring, portfolio trading practices, and oversight of third-party service providers. They also considered information regarding the overall organization and business functions of PIMCO, including, without limitation, information regarding senior management, portfolio managers and other personnel providing or proposed to provide investment management, administrative, and/or other services, and corporate ownership and business operations unrelated to the Funds. The Trustees examined PIMCO’s abilities to provide high-quality investment management and other services to the Funds, noting PIMCO’s long history and experience in managing closed-end funds, such as the Funds, including experience monitoring and assessing discounts and premiums and complying with New York Stock Exchange (NYSE) requirements. Among other information, the Trustees considered the investment philosophy and research and decision-making processes of PIMCO; the breadth of each Fund’s investment universe; the experience of key advisory personnel of PIMCO responsible for portfolio management of the Funds; information regarding the Funds’ use of leverage; the ability of PIMCO to attract and retain capable personnel; the background and capabilities of the senior management and staff of PIMCO; the general process or philosophy for determining employee compensation; and the operational infrastructure, including technology and systems, of PIMCO. The Trustees also considered actions taken by PIMCO to manage the impact on each Fund and its portfolio holdings of market volatility during the time periods for which information was provided.

In addition, the Trustees noted the extensive range of services that PIMCO provides to the Funds beyond investment management services. In this regard, the Trustees reviewed the extent and quality of PIMCO’s services with respect to regulatory compliance and its ability to comply with the investment policies of the Funds; the compliance programs and risk controls of PIMCO (including the implementation of new policies and programs); the specific contractual obligations of PIMCO pursuant to the Agreements; the nature, extent, and quality of the supervisory and administrative services PIMCO is responsible for providing to the Funds; PIMCO’s risk management function; the time and resources PIMCO expends monitoring the leverage employed by the Funds, including the covenants and restrictions imposed by certain forms of leverage such as the Funds’ preferred shares; and conditions that might affect PIMCO’s ability to provide high-quality services to the Funds in the future under the Agreements, including, but not limited to, PIMCO’s financial condition and operational stability. The Trustees also took into account the entrepreneurial and business risk that PIMCO has undertaken as investment manager and sponsor of the Funds. Specifically, the Trustees considered that PIMCO’s responsibilities include continual management of investment, operational, enterprise, legal, regulatory, and compliance risks as they relate to the Funds. The Trustees also noted PIMCO’s activities under its contractual obligation to coordinate, oversee and supervise the Funds’ various outside service providers, including its negotiation of certain service providers’ fees and its due diligence and evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Trustees also considered PIMCO’s ongoing development of its own infrastructure and information technology, including its proprietary software and applications, to support the Funds through, among other things, cybersecurity, business continuity planning, and risk management. The Trustees also considered PIMCO’s effective operation and successful implementation of its business continuity plan in response to the COVID-19 pandemic and its oversight of the service providers’ business continuity during this period.

The Trustees concluded that PIMCO’s investment process, research capabilities and philosophy were well suited to each Fund given its investment objective and policies, that PIMCO would be able to continue to meet any reasonably foreseeable obligations under each Agreement, and that PIMCO would otherwise be able to continue to provide investment and non-investment services to each Fund of an appropriate extent and quality.

Fee and Expense Information

In assessing the reasonableness of each Fund’s fees and expenses under its Agreement, the Trustees considered, among other information, the Fund’s management fee and its total expenses as a percentage of average net assets attributable to common shares and as a percentage of average total managed assets (including assets attributable both to common shares and specified leverage outstanding), in comparison to information about other peer funds as determined by Broadridge Financial Solutions, Inc. (“Broadridge”), including the management fees and other expenses of a smaller sample of peer funds with different investment advisers identified by Broadridge (for each Fund, its “Broadridge Expense Group”) as well as of a larger sample of peer funds identified by Broadridge (for each Fund, its “Broadridge Expense Universe”). In each case, the total expense ratio information was provided both inclusive and exclusive of interest and borrowing expenses. The Fund-specific fee and expense results discussed below were prepared and provided by Broadridge and

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Approval of Investment Management Agreement	(Cont.)

were not independently verified by the Trustees. The Trustees noted that only leveraged closed-end funds were considered for inclusion in the Broadridge Expense Groups and Broadridge Expense Universes.

The Trustees considered information regarding the investment performance and fees for other funds and accounts managed by PIMCO, if any, including funds and accounts with comparable investment programs and/or principal investment strategies to those of the Funds, as well as certain other funds requested by the Trustees with broadly similar strategies and/or investment types. The Trustees considered information provided by PIMCO indicating that, in comparison to certain other products managed by PIMCO, including open-end funds and exchange-traded funds, there are additional portfolio management challenges in managing closed-end funds such as the Funds. For example, the challenges associated with managing closed-end funds may include investing in less liquid and complex holdings, a greater use of leverage, issues relating to trading on a national securities exchange and managing the funds’ dividend practices. In addition, the Independent Trustees considered information provided by PIMCO as to the generally broader and more extensive services provided to the Funds in comparison to those provided to private funds or institutional or separate accounts; the higher demands placed on PIMCO to provide considerable shareholder services due to the volume of investors; the greater entrepreneurial, enterprise, and reputational risk in managing registered closed-end funds; and the impact on PIMCO and expenses associated with the more extensive regulatory and compliance requirements to which the Funds are subject in comparison to private funds or institutional or separate accounts. The Trustees were advised by PIMCO that, in light of these additional challenges and additional services, different pricing structures between closed-end funds and other products managed by PIMCO are to be expected, and that comparisons of pricing structures across these products may not always be apt comparisons, even where other products have comparable investment objectives and strategies to those of the Funds.

The Trustees also took into account that the Funds have preferred shares outstanding, which increases the amount of management fees payable by each Fund under its Agreement (because each Fund’s fees are calculated based on net assets, including assets attributable to preferred shares outstanding). In this regard, the Trustees took into account that PIMCO has a financial incentive for the Funds to use or continue to use leverage in the form of preferred shares, which may create a conflict of interest between PIMCO, on one hand, and the Funds’ common shareholders, on the other. Therefore, the Trustees noted that the total fees paid by each Fund to PIMCO under the Fund’s unitary fee arrangement would therefore vary more with increases and decreases in leverage attributable to preferred shares than under a non-unitary fee arrangement, all other things being equal. The Trustees considered information provided by PIMCO and related presentations as to why each Fund’s use of leverage continues to be appropriate and in the best interests of the respective Fund under current market conditions. The Trustees noted that they receive each quarter information from PIMCO comparing the recent, historical and projected costs of the Fund’s existing leverage arrangements against other available financing options, as well as information relating to PIMCO’s views regarding economic or other risks of maintaining those leverage arrangements and/or replacing them with alternate forms of financing. The Trustees also considered PIMCO’s representation that it will use leverage for the Funds solely as it determines to be in the best interests of the Funds from an investment perspective and without regard to the level of compensation PIMCO receives.

The Trustees noted that, for each Fund, the contractual and actual management fee rates for the Fund under its unitary fee arrangement were above the median contractual and actual management fees of the other funds in its Broadridge Expense Group, calculated both on average net assets and on average total managed assets. However, in this regard, the Trustees took into account that each Fund’s unitary fee arrangement covers substantially all of the Fund’s operating fees and expenses (“Operating Expenses”), and therefore, all other things being equal, would tend to be higher than the contractual management fee rates of other funds in the Broadridge Expense Group, which generally do not have a unitary fee structure and instead incur Operating Expenses directly and in addition to the management fee. The Trustees determined that a comparison of each Fund’s total expense ratio with the total expense ratios of its Broadridge Expense Group would generally provide more meaningful comparisons than comparing contractual and actual management fee rates in isolation.

In this regard, the Trustees noted PIMCO’s view that the unitary fee arrangements have benefited and will continue to benefit common shareholders because they provide an expense structure (including Operating Expenses) that is essentially fixed for the duration of the contractual period as a percentage of NAV (including assets attributable to preferred shares), making it more predictable under ordinary circumstances in comparison to other fee and expense structures, under which the Funds’ Operating Expenses (including certain third-party fees and expenses) could vary significantly over time. The Trustees also considered that the unitary fee arrangements generally insulate the Funds and common shareholders from increases in applicable third-party and certain other expenses because PIMCO, rather than the Funds, would bear the risk of such increases (though the Trustees also noted that PIMCO would benefit from any reductions in such expenses).

84	PIMCO CLOSED-END FUNDS

(Unaudited)

Performance Information

Fund-specific comparative performance results for the Funds reviewed by the Trustees are discussed below. With respect to investment performance, the Trustees considered information regarding each Fund’s performance based on NAV and market value, as applicable, net of the Fund’s fees and expenses, both on an absolute basis and relative to the performance of its Broadridge Performance Universe (as defined below). The Trustees considered information provided by Broadridge for the Funds regarding the investment performance of a group of funds with investment classifications/objectives that Broadridge determined are comparable to those of each Fund (for each Fund, its “Broadridge Performance Universe”). The comparative performance information was prepared and provided by Broadridge and was not independently verified by the Trustees. The Trustees also considered information regarding the Funds’ comparative yields and risk-adjusted returns. The Trustees recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. They further acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance. The Trustees considered information from PIMCO regarding the risks undertaken by each Fund, including the use of leverage, and PIMCO’s management and oversight of the Fund’s risk profile, including in instances where the Fund outperformed its Broadridge Performance Universe. The Board discussed with PIMCO potential reasons for the relative underperformance of certain of the Funds for the one-year period ended December 31, 2020 and reviewed more recent performance for the period ended March 31, 2021.

In addition, the Trustees considered matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting (by both the Board and its Performance Committee).

Profitability, Economies of Scale, and Fall-out Benefits

The Trustees considered estimated profitability analyses provided by PIMCO, which included, among other information, (i) PIMCO’s estimated pre- and post-distribution operating margin for each Fund, as well as PIMCO’s estimated pre- and post-distribution operating margin for all of the closed-end funds advised by PIMCO, including the Funds (collectively, the “Estimated Margins”), in each case for the one-year period ended December 31, 2020; (ii) a year-over-year comparison of PIMCO’s Estimated Margins for the one-year periods ended December 31, 2020, and December 31, 2019; and (iii) an overview of PIMCO’s average fee rates with respect to all of the closed-end funds advised by PIMCO, including the Funds, compared to PIMCO’s average fee rates with respect to its other clients, including PIMCO-advised separate accounts, open-end funds, hedge funds, and private equity funds. The Trustees also took into account explanations from PIMCO regarding how certain of PIMCO’s corporate and shared expenses were allocated among the Funds and other funds and accounts managed by PIMCO for purposes of developing profitability estimates. Based on the profitability analyses provided by PIMCO, the Trustees determined, taking into account the various assumptions made, that such profitability did not appear to be excessive.

The Trustees also considered information regarding possible economies of scale in the operation of the Funds. The Trustees noted that the Funds do not currently have any breakpoints in their management fees. The Trustees considered that, as closed-end investment companies, the Funds do not continually offer new shares to raise additional assets (as does a typical open-end investment company), but may raise additional assets through follow-on offerings and dividend reinvestments and may also experience asset growth through investment performance and/or the increased use of leverage. The Trustees noted PIMCO’s assertion that it may share the benefits of potential economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and the enhancement of services provided to the Funds in return for fees paid. The Trustees also considered that the unitary fee arrangements provide inherent economies of scale because a Fund maintains competitive fixed unitary fees even if the particular Fund’s assets decline and/or operating costs increase. The Trustees further considered that, in contrast, breakpoints may be used as a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unitary fee arrangements, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unitary fee arrangements protect shareholders, during the contractual period, from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure. The Trustees noted that PIMCO has made extensive investments in these areas.

Additionally, the Trustees considered so-called “fall-out benefits” to PIMCO, such as reputational value derived from serving as investment manager to the Funds and research, statistical and quotation services that PIMCO may receive from broker-dealers executing the Funds’ portfolio transactions on an agency basis.

Fund-by-Fund Performance and Fee/Expense Analysis

With regard to the investment performance of each Fund and the fees charged to each Fund, the Board considered the following information.

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Approval of Investment Management Agreement	(Cont.)

With respect to performance quintile rankings for a Fund compared to its Broadridge Performance Universe, the first quintile represents the highest (best) performance and the fifth quintile represents the lowest performance. The Board considered each Fund’s performance and fees in light of the limitations inherent in the methodology for determining such comparative groups.

PMF

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, which consists of 58 funds for one-year performance, 55 funds for three-year and five-year performance and 50 funds for ten-year performance, the Trustees noted that the Fund had fifth quintile performance for the one-year period and first quintile performance for the three-, five- and ten-year periods ended December 31, 2020.

The Trustees noted that, including the Fund, the Broadridge Expense Group for the Fund consisted of 14 funds and the Broadridge Expense Universe for the Fund consisted of 56 funds. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PML

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, which consisted of 58 funds for one-year, 55 funds for three- and five-year performance and 50 funds for ten-year performance, the Trustees noted that the Fund had fifth quintile performance for the one-year period and first quintile performance for the three-, five- and ten-year periods ended December 31, 2020.

The Trustees noted that, including the Fund, the Broadridge Expense Group for the Fund consisted of 14 funds and the Broadridge Expense Universe for the Fund consisted of 56 funds. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PMX

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, which consisted of 58 funds for one-year, 55 funds for three- and five-year performance and 50 funds for ten-year performance, the Trustees noted that the Fund had fourth quintile performance for the one-year period and first quintile performance for the three-, five- and ten-year periods ended December 31, 2020.

The Trustees noted that, including the Fund, the Broadridge Expense Group for the Fund consisted of 14 funds and the Broadridge Expense Universe for the Fund consisted of 56 funds. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PCQ

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, which consisted of 13 funds, the Trustees noted that the Fund had third quintile performance for the one-year period and first quintile performance for the three-, five- and ten-year periods ended December 31, 2020.

The Trustees noted that, including the Fund, the Broadridge Expense Group for the Fund consisted of six funds and the Broadridge Expense Universe for the Fund consisted of 13 funds. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

86	PIMCO CLOSED-END FUNDS

(Unaudited)

PCK

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, which consisted of 13 funds, the Trustees noted that the Fund had third quintile performance for the one-year period and first quintile performance for the three-, five- and ten-year periods ended December 31, 2020.

The Trustees noted that, including the Fund, the Broadridge Expense Group for the Fund consisted of six funds and the Broadridge Expense Universe for the Fund consisted of 13 funds. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PZC

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, which consisted of 13 funds, the Trustees noted that the Fund had fifth quintile performance for the one-year period, second quintile performance for the three-year period and first quintile performance for the five- and ten-year periods ended December 31, 2020.

The Trustees noted that, including the Fund, the Broadridge Expense Group for the Fund consisted of six funds and the Broadridge Expense Universe for the Fund consisted of 13 funds. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PNF

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, which consisted of 17 funds, the Trustees noted that the Fund had fifth quintile performance for the one-year period, second quintile for the three-year period and first quintile performance for the five- and ten-year periods ended December 31, 2020.

The Trustees noted that, including the Fund, the Broadridge Expense Group for the Fund consisted of six funds and the Broadridge Expense Universe for the Fund consisted of 17 funds. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PNI

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, consisting of 17 funds, the Trustees noted that the Fund had fifth quintile performance for the one-year period and first quintile performance for the three-, five- and ten-year periods ended December 31, 2020.

The Trustees noted that, including the Fund, the Broadridge Expense Group for the Fund consisted of six funds and the Broadridge Expense Universe for the Fund consisted of 17 funds. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

Conclusion

After reviewing these and other factors described herein, the Trustees concluded, with respect to each Fund, within the context of their overall conclusions regarding the Agreements, and based on the information provided and related representations made by management, and in their business judgment, that they were satisfied with PIMCO’s responses and efforts relating to the investment performance of the Funds. The Trustees also concluded that the fees payable under the Agreements represent reasonable compensation in light of the nature, extent, and quality of services provided by PIMCO. Based on their evaluation of factors that they deemed to be material, including, but not limited to, those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that the continuation of the Agreements was in the interests of each Fund and its shareholders, and should be approved.

SEMIANNUAL REPORT	|	JUNE 30, 2021	87

General Information

Investment Manager

Pacific Investment Management Company LLC

650 Newport Center Drive,

Newport Beach, CA, 92660

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent, Dividend Paying Agent and Registrar for Common Shares

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Auction Agent, Transfer Agent, Dividend Paying Agent and Registrar for Auction Rate Preferred Shares

Deutsche Bank Trust Company Americas

60 Wall Street, 16th Floor

New York, NY 10005.

Transfer Agent, Dividend Paying Agent and Registrar for Variable Rate MuniFund Term Preferred Shares

The Bank of New York Mellon

240 Greenwich Street, 7E

New York, New York 10286

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

CEF4012SAR_063021

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 is included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The information required by this Item 7 is only required in an annual report on this Form N-CSR.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	The information required by this Item 8(a) is only required in an annual report on this Form N-CSR.

(b)	There have been no changes in any of the Portfolio Managers identified in the registrant’s previous annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	None.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund II

By:	/s/ Eric D. Johnson

Eric D. Johnson
President (Principal Executive Officer)

Date:	August 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric D. Johnson

Eric D. Johnson
President (Principal Executive Officer)

Date:	August 27, 2021

By:	/s/ Bijal Y. Parikh

Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	August 27, 2021